   As filed with the Securities and Exchange Commission on December 3, 2004.
                                                               File No. 33-89988
                                                                       811-07273

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                        [ ]
                                    --------
         Post-Effective Amendment No.  18                                   [X]
                                     -------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.   15                                                 [X]
                       ------

                   Hartford Life and Annuity Insurance Company
                             Separate Account VL II
                           (Exact Name of Registrant)

                   Hartford Life and Annuity Insurance Company
                               (Name of Depositor)

                                  P.O. BOX 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                   Hartford Life and Annuity Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

 It is proposed that this filing will become effective:

     _X_ immediately upon filing pursuant to paragraph (b) of Rule 485
     ___ on __________, pursuant to paragraph (b) of Rule 485
     ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ___ on __________, pursuant to paragraph (a)(1) of Rule 485
     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Prospectus is incorporated in this Post-Effective Amendment No. 18, by reference to Post-Effective Amendment No. 17 to the Registration statement on Form N-6 (File No. 033-89988), as filed on April 6, 2004 and declared Effective May 3, 2004.

                                    PART B

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

STAG VARIABLE LIFE LAST SURVIVOR SERIES I
SEPARATE ACCOUNT VL II
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.

DATE OF PROSPECTUS: MAY 3, 2004
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 3, 2004 AS REVISED DECEMBER 3, 2004

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                         PAGE
                                                                         -----
 GENERAL INFORMATION AND HISTORY                                           3
 -----------------------------------------------------------------------------
 SERVICES                                                                  3
 -----------------------------------------------------------------------------
 EXPERTS                                                                   3
 -----------------------------------------------------------------------------
 DISTRIBUTION OF THE POLICIES                                              4
 -----------------------------------------------------------------------------
 ADDITIONAL INFORMATION ABOUT CHARGES                                      4
 -----------------------------------------------------------------------------
 PERFORMANCE DATA                                                          5
 -----------------------------------------------------------------------------
 FINANCIAL STATEMENTS                                                    SA-1
 -----------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

SEPARATE ACCOUNT VL II was established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS
--------------------------------------------------------------------------------

The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2003 and 2002, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the two years in the period ended December 31, 2003 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 26, 2004 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account VL II (the "Account") as of December 31, 2003, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended
December 31, 2003 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 25, 2004, which are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

The statutory basis statement of operations, changes in capital and surplus, and cash flows of Hartford Life and Annuity Insurance Company for the year ended December 31, 2001 included in this registration statement were audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report. Reference is made to the report on the statutory basis financial statements of Hartford Life and Annuity Insurance Company which states that the statutory basis financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with accounting principles generally accepted in the United States of America.

We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the statutory basis statement of operations, changes in capital and surplus and cash flows of Hartford Life and Annuity Insurance Company for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under
Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its report included herein.

DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and will offer the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The policies will be sold by salespersons who represent Hartford as insurance agents and who are registered representatives of HESCO or certain other registered broker-dealers who have entered into distribution agreements with HESCO.

During the first Policy Year, the most common schedule of commission we pay is 70% of premium paid up to the Target Premium and 2.0% of the premium in excess of the Target Premium. The Target Premium is an amount used to calculate sales commissions where the Target Premium amounts vary by: (1) age; (2) sex; and
(3) insurance class of the Insured. In Policy Years 2 and later, this schedule allows for a commission of 2% of Premiums paid. A sales representative may be required to return all or a portion of the commissions paid if the Policy terminates prior to the Policy's first Policy Anniversary. Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2003: $36,950,720.77; 2002: $42,906,757; and
2001: $48,498,384.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HESCO and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments. This compensation is usually paid from the sales charges described in the Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or other financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their assets and will not affect the amounts paid by the policy owner to purchase, hold or surrender variable insurance products.

ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

SALES LOAD -- The front-end sales load is a charge deducted from each premium payment based on (1) the amount of premium paid in relation to the Target Premium, (2) the Policy Year in which the premium is paid and (3) the amount of the premium Attributable to the Basic Face Amount and to the Supplemental Face Amount.

Both current and maximum front-end sales loads for premiums Attributable to the Basic Face Amount up to the Target Premium is 50% in the first Policy Year, 15% in Policy Years 2 through 5, 10% in Policy Years 6 through 10, and 2% in Policy Years 11 through 20. Thereafter, the current front-end sales load is 0%, with a maximum of 2%.

Both current and maximum front-end sales loads for premiums Attributable to the Basic Face Amount in excess of the Target Premium is 9% in Policy Year 1, 4% in Policy Years 2 through 10 and 2% in Policy Years 11 through 20. Thereafter, the current front-end sales load is 0%, with a maximum of 2%.

Both current and maximum front-end sales loads for all premiums Attributable to the Supplemental Face Amount is 4% in Policy Years 1 through 10 and 2% in Policy Years 11 through 20. Thereafter, the current front-end sales load is 0%, with a maximum of 2%.

The front-end load under the policies may be used to cover expenses related to the sale and distribution of the policies.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the Scheduled Premiums and the initial Face Amount and the Guarantee Period in the policy application. Policies generally will be issued only on the lives of insureds the ages of 20 and 80 who supply evidence of insurability satisfactory to us. (We may extend the age 80 limit to higher ages for the older Insured, in which case certain age and risk classification restrictions on the younger Insured will apply). Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

The Cost of Insurance charge is to cover our anticipated mortality costs and other expenses. For standard risks, the Cost of Insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday. A table of guaranteed Cost of Insurance rates per $1,000 will be included in each Policy; however, we reserve the right to use rates less than those shown in the table. Substandard risks will be charged a higher Cost of Insurance rate which will not exceed rates based on a multiple of the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday. The multiple will be based on the Insured's risk class. We will determine the Cost of Insurance rate at the start of each Policy Year. Any changes in the Cost of Insurance rate will be made uniformly for all Insureds of the same

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------
issue age, sex and risk class and whose coverage has been in force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the Insured's health.

Because the Account Value and the Death Benefit may vary from month to month, the Cost of Insurance charge may also vary on each Monthly Activity Date.

INCREASES IN FACE AMOUNT -- At any time after the first Policy Year, You may request In Writing a change in the Face Amount.

The minimum amount by which the Face Amount can be increased is based on Our rules then in effect.

If You selected Supplemental Face Amount coverage on Your Policy application, the amount of the coverage is shown on the Policy's specifications page, subject to any scheduled changes You instructed in Your Policy application and any unscheduled increases in Face Amount, as described below. You may discontinue a scheduled increase by request In Writing.

Any unscheduled increase in Face Amount is subject to an increase fee of $.05 per $1,000 of each increase per month for the first five Policy Years from the date of each increase.

Any unscheduled increase in the Face Amount will be deemed an increase in the Supplemental Face Amount. All requests to increase the Face Amount must be applied for on a new application and accompanied by Your Policy. All requests will be subject to evidence of insurability satisfactory to Us. Any increase approved by Us will be effective on the date shown on the new Policy specifications page, provided that the deduction for the Cost of Insurance for the first month is made.

We reserve the right to limit the number of increases made under a Policy to no more than one in any 12 month period.

PERFORMANCE DATA
--------------------------------------------------------------------------------

Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as the sales charge, premium tax charge, federal tax charge, premium processing charge, unscheduled face amount increase fee, transfer fees, withdrawal charge, cost of insurance charges, mortality and expense risk charge, administrative charge, issue charge, special class charge and rider charges. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
TO THE CONTRACT OWNERS OF HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY SEPARATE ACCOUNT VL II AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account VL II (the "Account") comprising the AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Premier Equity Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Fidelity VIP Asset Manager Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Overseas Portfolio, Franklin Small Cap Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Growth Securities Fund, Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford Index HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Mid Cap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, Hartford Value Opportunities HLS Fund, MFS New Discovery Series, MFS Total Return Series, Core Plus Fixed Income, Emerging Markets Debt, Emerging Markets Equity, Technology, High Yield, U.S. Mid Cap Value, American Opportunities, Balanced Growth, Flexible Income, Dividend Growth, Money Market, Value-Added Market, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Growth and Income Fund, Putnam VT International Equity Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, Putnam VT Voyager Fund, Putnam VT Capital Opportunities Fund, Putnam Equity Income Fund, and Growth and Income (collectively, the "sub-accounts") as of December 31, 2003, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years ended
December 31, 2003, for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2003, by correspondence with investment companies; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts constituting the Hartford Life and Annuity Insurance Company Separate Account VL II as of December 31, 2003, the results of their operations for the year then ended, and the changes in their net assets for each of the two years ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Hartford, Connecticut
February 25, 2004

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

                                                                AMERICAN FUNDS
                           AIM V.I. MID CAP  AIM V.I. PREMIER  ASSET ALLOCATION
                           CORE EQUITY FUND    EQUITY FUND           FUND
                           SUB-ACCOUNT (A)   SUB-ACCOUNT (A)   SUB-ACCOUNT (A)
                           ----------------  ----------------  ----------------
ASSETS:
  Investments:
    Number of Shares.....        15,328            2,633             212,404
                               ========          =======          ==========
    Cost.................      $176,116          $51,011          $2,942,890
                               ========          =======          ==========
    Market Value.........      $184,858          $53,258          $3,081,989
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --               --                      248
  Receivable from fund
   shares sold...........       --               --                 --
  Other assets...........       --               --                 --
                               --------          -------          ----------
  Total Assets...........       184,858           53,258           3,082,237
                               --------          -------          ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --               --                 --
  Payable for fund shares
   purchased.............       --               --                      248
  Other liabilities......       --               --                 --
                               --------          -------          ----------
  Total Liabilities......       --               --                      248
                               --------          -------          ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........      $184,858          $53,258          $3,081,989
                               ========          =======          ==========

(a)  From inception, June 23, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                            AMERICAN FUNDS                     AMERICAN FUNDS                  AMERICAN FUNDS
                           BLUE CHIP INCOME   AMERICAN FUNDS   GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME     AMERICAN FUNDS
                           AND GROWTH FUND      BOND FUND           FUND        GROWTH FUND         FUND       INTERNATIONAL FUND
                           SUB-ACCOUNT (A)   SUB-ACCOUNT (A)    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT (A)
                           ----------------  ----------------  --------------  --------------  --------------  ------------------
ASSETS:
  Investments:
    Number of Shares.....        242,318           144,636          480,436         561,525         947,955           359,391
                              ==========        ==========       ==========     ===========     ===========        ==========
    Cost.................     $2,112,789        $1,587,369       $6,195,600     $22,376,197     $27,501,384        $4,292,317
                              ==========        ==========       ==========     ===========     ===========        ==========
    Market Value.........     $2,268,094        $1,630,044       $7,326,647     $25,549,367     $31,737,537        $4,815,837
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --                --                  3,980         --               12,968           295,708
  Receivable from fund
   shares sold...........         22,755            14,304          --               36,849         --               --
  Other assets...........       --                --                --                   11              69                 1
                              ----------        ----------       ----------     -----------     -----------        ----------
  Total Assets...........      2,290,849         1,644,348        7,330,627      25,586,227      31,750,574         5,111,546
                              ----------        ----------       ----------     -----------     -----------        ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............         22,755            14,304          --               36,849         --               --
  Payable for fund shares
   purchased.............       --                --                  3,980         --               12,968           295,708
  Other liabilities......       --                --                      8         --              --               --
                              ----------        ----------       ----------     -----------     -----------        ----------
  Total Liabilities......         22,755            14,304            3,988          36,849          12,968           295,708
                              ----------        ----------       ----------     -----------     -----------        ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $2,268,094        $1,630,044       $7,326,639     $25,549,378     $31,737,606        $4,815,838
                              ==========        ==========       ==========     ===========     ===========        ==========

                            AMERICAN FUNDS
                              NEW WORLD
                                 FUND
                           SUB-ACCOUNT (A)
                           ----------------
ASSETS:
  Investments:
    Number of Shares.....        30,261
                               ========
    Cost.................      $322,232
                               ========
    Market Value.........      $361,311
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --
  Receivable from fund
   shares sold...........       --
  Other assets...........       --
                               --------
  Total Assets...........       361,311
                               --------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --
  Payable for fund shares
   purchased.............       --
  Other liabilities......       --
                               --------
  Total Liabilities......       --
                               --------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........      $361,311
                               ========

(a)  From inception, June 23, 2003 to December 31, 2003.

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                           AMERICAN FUNDS
                            GLOBAL SMALL
                           CAPITALIZATION  FIDELITY VIP ASSET  FIDELITY VIP EQUITY-
                                FUND       MANAGER PORTFOLIO     INCOME PORTFOLIO
                            SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT
                           --------------  ------------------  --------------------
ASSETS:
  Investments:
    Number of Shares.....       442,481           270,473              693,878
                             ==========        ==========          ===========
    Cost.................    $4,762,692        $4,320,921          $15,386,751
                             ==========        ==========          ===========
    Market Value.........    $6,230,131        $3,911,035          $16,084,094
  Due from Hartford Life
   and Annuity Insurance
   Company...............         7,313          --                      3,925
  Receivable from fund
   shares sold...........       --               --                  --
  Other assets...........       --                      2                   21
                             ----------        ----------          -----------
  Total Assets...........     6,237,444         3,911,037           16,088,040
                             ----------        ----------          -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --               --                  --
  Payable for fund shares
   purchased.............         7,313          --                      3,925
  Other liabilities......            19          --                  --
                             ----------        ----------          -----------
  Total Liabilities......         7,332          --                      3,925
                             ----------        ----------          -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $6,230,112        $3,911,037          $16,084,115
                             ==========        ==========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                           FIDELITY VIP                        FRANKLIN SMALL    FRANKLIN STRATEGIC       MUTUAL
                             OVERSEAS      FRANKLIN SMALL        CAP VALUE             INCOME        SHARES SECURITIES
                            PORTFOLIO         CAP FUND        SECURITIES FUND     SECURITIES FUND          FUND
                           SUB-ACCOUNT    SUB-ACCOUNT (B)     SUB-ACCOUNT (A)     SUB-ACCOUNT (B)       SUB-ACCOUNT
                           ------------  ------------------  ------------------  ------------------  -----------------
ASSETS:
  Investments:
    Number of Shares.....      179,717            839               41,692                289              60,653
                            ==========        =======             ========             ======            ========
    Cost.................   $3,658,173        $13,048             $488,153             $3,251            $855,791
                            ==========        =======             ========             ======            ========
    Market Value.........   $2,801,783        $14,618             $528,232             $3,520            $903,129
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --             --                  --                  --                  --
  Receivable from fund
   shares sold...........      --             --                     2,113            --                    2,550
  Other assets...........            1        --                  --                  --                  --
                            ----------        -------             --------             ------            --------
  Total Assets...........    2,801,784         14,618              530,345              3,520             905,679
                            ----------        -------             --------             ------            --------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --             --                     2,113            --                    2,550
  Payable for fund shares
   purchased.............      --             --                  --                  --                  --
  Other liabilities......      --             --                  --                  --                  --
                            ----------        -------             --------             ------            --------
  Total Liabilities......      --             --                     2,113            --                    2,550
                            ----------        -------             --------             ------            --------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $2,801,784        $14,618             $528,232             $3,520            $903,129
                            ==========        =======             ========             ======            ========

                               TEMPLETON
                               DEVELOPING          TEMPLETON
                                MARKETS        GROWTH SECURITIES
                            SECURITIES FUND          FUND
                            SUB-ACCOUNT (B)       SUB-ACCOUNT
                           ------------------  -----------------
ASSETS:
  Investments:
    Number of Shares.....           463                573
                                 ======             ======
    Cost.................        $2,567             $5,545
                                 ======             ======
    Market Value.........        $3,305             $6,415
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --                 --
  Receivable from fund
   shares sold...........       --                 --
  Other assets...........       --                 --
                                 ------             ------
  Total Assets...........         3,305              6,415
                                 ------             ------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --                 --
  Payable for fund shares
   purchased.............       --                 --
  Other liabilities......       --                 --
                                 ------             ------
  Total Liabilities......       --                 --
                                 ------             ------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........        $3,305             $6,415
                                 ======             ======

(a)  From inception, June 23, 2003 to December 31, 2003.
(b)  From inception, April 1, 2002 to December 31, 2003.

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                                             HARTFORD CAPITAL
                           HARTFORD ADVISERS  HARTFORD BOND  APPRECIATION HLS
                               HLS FUND         HLS FUND           FUND
                              SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  -------------  ----------------
ASSETS:
  Investments:
    Number of Shares.....       2,067,640        2,681,962       1,361,164
                              ===========      ===========     ===========
    Cost.................     $51,838,160      $30,551,963     $63,761,172
                              ===========      ===========     ===========
    Market Value.........     $46,877,425      $33,034,143     $61,126,743
  Due from Hartford Life
   and Annuity Insurance
   Company...............          60,303          --               22,342
  Receivable from fund
   shares sold...........        --                221,867        --
  Other assets...........              17               46               9
                              -----------      -----------     -----------
  Total Assets...........      46,937,745       33,256,056      61,149,094
                              -----------      -----------     -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --                221,867        --
  Payable for fund shares
   purchased.............          60,303          --               22,342
  Other liabilities......        --                --             --
                              -----------      -----------     -----------
  Total Liabilities......          60,303          221,867          22,342
                              -----------      -----------     -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $46,877,442      $33,034,189     $61,126,752
                              ===========      ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                           HARTFORD DIVIDEND  HARTFORD GLOBAL  HARTFORD GLOBAL  HARTFORD GLOBAL       HARTFORD
                            AND GROWTH HLS     ADVISERS HLS      LEADERS HLS    TECHNOLOGY HLS   DISCIPLINED EQUITY
                                 FUND              FUND             FUND             FUND             HLS FUND
                              SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT (C)
                           -----------------  ---------------  ---------------  ---------------  ------------------
ASSETS:
  Investments:
    Number of Shares.....       1,604,958          85,316           33,617           71,490             663,108
                              ===========        ========         ========         ========          ==========
    Cost.................     $30,472,986        $990,686         $499,558         $286,392          $8,296,469
                              ===========        ========         ========         ========          ==========
    Market Value.........     $30,120,644        $948,171         $521,971         $348,662          $7,428,720
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --               --               --               --                      701
  Receivable from fund
   shares sold...........          10,738         --               --               --                 --
  Other assets...........              22         --                     1          --                       11
                              -----------        --------         --------         --------          ----------
  Total Assets...........      30,131,404         948,171          521,972          348,662           7,429,432
                              -----------        --------         --------         --------          ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............          10,738         --               --               --                 --
  Payable for fund shares
   purchased.............        --               --               --               --                      701
  Other liabilities......        --               --               --               --                 --
                              -----------        --------         --------         --------          ----------
  Total Liabilities......          10,738         --               --               --                      701
                              -----------        --------         --------         --------          ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $30,120,666        $948,171         $521,972         $348,662          $7,428,731
                              ===========        ========         ========         ========          ==========

                           HARTFORD GROWTH
                            OPPORTUNITIES    HARTFORD INDEX
                               HLS FUND         HLS FUND
                           SUB-ACCOUNT (A)    SUB-ACCOUNT
                           ----------------  --------------
ASSETS:
  Investments:
    Number of Shares.....         99,323        1,789,154
                              ==========      ===========
    Cost.................     $2,095,099      $60,793,769
                              ==========      ===========
    Market Value.........     $2,341,513      $52,952,956
  Due from Hartford Life
   and Annuity Insurance
   Company...............         18,183              949
  Receivable from fund
   shares sold...........       --                --
  Other assets...........       --                      9
                              ----------      -----------
  Total Assets...........      2,359,696       52,953,914
                              ----------      -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --                --
  Payable for fund shares
   purchased.............         18,183              949
  Other liabilities......       --                --
                              ----------      -----------
  Total Liabilities......         18,183              949
                              ----------      -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $2,341,513      $52,952,965
                              ==========      ===========

(a)  From inception, June 23, 2003 to December 31, 2003.
(c) Formerly Hartford Growth & Income HLS Fund Sub-Account. Change effective November 3, 2003.

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                HARTFORD         HARTFORD
                             INTERNATIONAL     INTERNATIONAL
                             SMALL COMPANY     OPPORTUNITIES  HARTFORD MIDCAP
                                HLS FUND         HLS FUND        HLS FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT     SUB-ACCOUNT
                           ------------------  -------------  ---------------
ASSETS:
  Investments:
    Number of Shares.....         39,648            926,652       1,371,556
                                ========        ===========     ===========
    Cost.................       $516,286        $11,553,014     $28,688,909
                                ========        ===========     ===========
    Market Value.........       $500,177        $ 9,368,661     $33,787,622
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --                  --                  165
  Receivable from fund
   shares sold...........          5,047            --             --
  Other assets...........       --                        4        --
                                --------        -----------     -----------
  Total Assets...........        505,224          9,368,665      33,787,787
                                --------        -----------     -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............          5,047            --             --
  Payable for fund shares
   purchased.............       --                  --                  165
  Other liabilities......       --                  --                   12
                                --------        -----------     -----------
  Total Liabilities......          5,047            --                  177
                                --------        -----------     -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........       $500,177        $ 9,368,665     $33,787,610
                                ========        ===========     ===========

(a)  From inception, June 23, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                                                 HARTFORD
                                                                 MORTGAGE     HARTFORD SMALL                    HARTFORD VALUE
                           HARTFORD MIDCAP   HARTFORD MONEY   SECURITIES HLS   COMPANY HLS    HARTFORD STOCK    OPPORTUNITIES
                            VALUE HLS FUND   MARKET HLS FUND       FUND            FUND          HLS FUND          HLS FUND
                           SUB-ACCOUNT (A)     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT (A)
                           ----------------  ---------------  --------------  --------------  --------------  ------------------
ASSETS:
  Investments:
    Number of Shares.....         86,997        50,362,381         563,422       1,023,402       1,075,677           62,165
                              ==========       ===========      ==========     ===========     ===========         ========
    Cost.................     $1,014,310       $50,362,381      $6,511,601     $14,075,123     $61,873,057         $862,338
                              ==========       ===========      ==========     ===========     ===========         ========
    Market Value.........     $1,075,773       $50,362,381      $6,671,593     $14,825,325     $47,725,400         $952,829
  Due from Hartford Life
   and Annuity Insurance
   Company...............         55,103           277,424         --               19,425          73,943         --
  Receivable from fund
   shares sold...........       --                --                73,660         --              --                 1,284
  Other assets...........       --                --               --                    6         --              --
                              ----------       -----------      ----------     -----------     -----------         --------
  Total Assets...........      1,130,876        50,639,805       6,745,253      14,844,756      47,799,343          954,113
                              ----------       -----------      ----------     -----------     -----------         --------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --                --                73,660         --              --                 1,284
  Payable for fund shares
   purchased.............         55,103           277,424         --               19,425          73,943         --
  Other liabilities......       --                       2               5         --                   12         --
                              ----------       -----------      ----------     -----------     -----------         --------
  Total Liabilities......         55,103           277,426          73,665          19,425          73,955            1,284
                              ----------       -----------      ----------     -----------     -----------         --------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $1,075,773       $50,362,379      $6,671,588     $14,825,331     $47,725,388         $952,829
                              ==========       ===========      ==========     ===========     ===========         ========

(a)  From inception, June 23, 2003 to December 31, 2003.

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                                                    CORE
                               MFS NEW           MFS TOTAL       PLUS FIXED
                           DISCOVERY SERIES    RETURN SERIES       INCOME
                           SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT
                           ----------------  ------------------  -----------
ASSETS:
  Investments:
    Number of Shares.....        6,821              46,910           2,595
                               =======            ========         =======
    Cost.................      $92,455            $864,682         $29,510
                               =======            ========         =======
    Market Value.........      $95,216            $918,497         $29,950
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --                 --                --
  Receivable from fund
   shares sold...........      --                 --                --
  Other assets...........      --                 --                --
                               -------            --------         -------
  Total Assets...........       95,216             918,497          29,950
                               -------            --------         -------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --                 --                --
  Payable for fund shares
   purchased.............      --                 --                --
  Other liabilities......      --                 --                --
                               -------            --------         -------
  Total Liabilities......      --                 --                --
                               -------            --------         -------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........      $95,216            $918,497         $29,950
                               =======            ========         =======

(a)  From inception, June 23, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________


                           EMERGING MARKETS  EMERGING MARKETS                  HIGH          U.S.            AMERICAN
                                 DEBT             EQUITY       TECHNOLOGY      YIELD     MID CAP VALUE    OPPORTUNITIES
                           SUB-ACCOUNT (A)   SUB-ACCOUNT (B)   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT (B)
                           ----------------  ----------------  -----------  -----------  -------------  ------------------
ASSETS:
  Investments:
    Number of Shares.....          337               365            281        1,089          1,475              524
                                ======            ======         ======       ======        =======           ======
    Cost.................       $2,803            $3,256         $  883       $7,333        $19,213           $6,290
                                ======            ======         ======       ======        =======           ======
    Market Value.........       $3,049            $3,296         $1,025       $7,720        $21,866           $7,316
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --                --               --           --            --              --
  Receivable from fund
   shares sold...........      --                --               --           --            --              --
  Other assets...........      --                --               --           --            --              --
                                ------            ------         ------       ------        -------           ------
  Total Assets...........        3,049             3,296          1,025        7,720         21,866            7,316
                                ------            ------         ------       ------        -------           ------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --                --               --           --            --              --
  Payable for fund shares
   purchased.............      --                --               --           --            --              --
  Other liabilities......      --                --               --           --            --              --
                                ------            ------         ------       ------        -------           ------
  Total Liabilities......      --                --               --           --            --              --
                                ------            ------         ------       ------        -------           ------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........       $3,049            $3,296         $1,025       $7,720        $21,866           $7,316
                                ======            ======         ======       ======        =======           ======

(b)  From inception, April 1, 2002 to December 31, 2003.

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003


                           BALANCED GROWTH    FLEXIBLE INCOME    DIVIDEND GROWTH
                           SUB-ACCOUNT (B)    SUB-ACCOUNT (D)    SUB-ACCOUNT (B)
                           ----------------  ------------------  ----------------
ASSETS:
  Investments:
    Number of Shares.....           86                577                308
                                ======             ======             ======
    Cost.................       $1,242             $4,266             $4,190
                                ======             ======             ======
    Market Value.........       $1,263             $4,491             $4,560
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --                 --                 --
  Receivable from fund
   shares sold...........      --                 --                 --
  Other assets...........      --                 --                 --
                                ------             ------             ------
  Total Assets...........        1,263              4,491              4,560
                                ------             ------             ------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --                 --                 --
  Payable for fund shares
   purchased.............      --                 --                 --
  Other liabilities......      --                 --                 --
                                ------             ------             ------
  Total Liabilities......      --                 --                 --
                                ------             ------             ------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........       $1,263             $4,491             $4,560
                                ======             ======             ======

(b)  From inception, April 1, 2002 to December 31, 2003.
(d)  Formerly Diversified Income Sub-Account. Change effective May 1, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                                        PUTNAM VT   PUTNAM VT GLOBAL                      PUTNAM VT
                                            VALUE-     DIVERSIFIED  ASSET ALLOCATION  PUTNAM VT GLOBAL   GROWTH AND
                           MONEY MARKET  ADDED MARKET  INCOME FUND        FUND          EQUITY FUND      INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           ------------  ------------  -----------  ----------------  ----------------  -------------
ASSETS:
  Investments:
    Number of Shares.....     342,591          986        321,764          97,543           593,744          856,089
                             ========      =======     ==========      ==========       ===========      ===========
    Cost.................    $342,591      $18,027     $2,824,314      $1,680,134       $10,758,400      $22,193,010
                             ========      =======     ==========      ==========       ===========      ===========
    Market Value.........    $342,591      $20,697     $2,998,839      $1,310,002       $ 5,498,073      $20,023,882
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --           --             --            --                --                    519
  Receivable from fund
   shares sold...........      --           --             --            --                --                --
  Other assets...........      --           --             --            --                       1          --
                             --------      -------     ----------      ----------       -----------      -----------
  Total Assets...........     342,591       20,697      2,998,839       1,310,002         5,498,074       20,024,401
                             --------      -------     ----------      ----------       -----------      -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --           --             --            --                --                --
  Payable for fund shares
   purchased.............      --           --             --            --                --                    519
  Other liabilities......      --           --             --            --                --                      1
                             --------      -------     ----------      ----------       -----------      -----------
  Total Liabilities......      --           --             --            --                --                    520
                             --------      -------     ----------      ----------       -----------      -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $342,591      $20,697     $2,998,839      $1,310,002       $ 5,498,074      $20,023,881
                             ========      =======     ==========      ==========       ===========      ===========

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003


                           PUTNAM VT HEALTH  PUTNAM VT HIGH   PUTNAM VT
                            SCIENCES FUND      YIELD FUND    INCOME FUND
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------  --------------  -----------
ASSETS:
  Investments:
    Number of Shares.....        201,690        1,166,847       508,055
                              ==========      ===========    ==========
    Cost.................     $2,447,287      $10,029,840    $6,441,741
                              ==========      ===========    ==========
    Market Value.........     $2,226,661      $ 9,299,625    $6,558,920
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --                --             --
  Receivable from fund
   shares sold...........       --                 16,673        --
  Other assets...........       --                --             --
                              ----------      -----------    ----------
  Total Assets...........      2,226,661        9,316,298     6,558,920
                              ----------      -----------    ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --                 16,673        --
  Payable for fund shares
   purchased.............       --                --             --
  Other liabilities......       --                --             --
                              ----------      -----------    ----------
  Total Liabilities......       --                 16,673        --
                              ----------      -----------    ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $2,226,661      $ 9,299,625    $6,558,920
                              ==========      ===========    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                             PUTNAM VT                            PUTNAM VT
                           INTERNATIONAL      PUTNAM VT       INTERNATIONAL NEW                                   PUTNAM VT NEW
                            GROWTH AND      INTERNATIONAL       OPPORTUNITIES      PUTNAM VT     PUTNAM VT MONEY  OPPORTUNITIES
                            INCOME FUND      EQUITY FUND            FUND         INVESTORS FUND    MARKET FUND        FUND
                            SUB-ACCOUNT    SUB-ACCOUNT (E)       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ------------------  -----------------  --------------  ---------------  -------------
ASSETS:
  Investments:
    Number of Shares.....       361,462        1,038,309             99,276           264,528        651,439           519,002
                             ==========      ===========         ==========        ==========       ========       ===========
    Cost.................    $4,243,950      $15,118,566         $1,904,466        $3,634,632       $651,439       $14,570,059
                             ==========      ===========         ==========        ==========       ========       ===========
    Market Value.........    $4,102,594      $13,414,304         $1,107,926        $2,364,877       $651,439       $ 8,002,951
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --                 1,637           --                 --             --                  1,637
  Receivable from fund
   shares sold...........       --              --                   21,418             6,714        --                --
  Other assets...........       --              --                 --                 --                   3           --
                             ----------      -----------         ----------        ----------       --------       -----------
  Total Assets...........     4,102,594       13,415,941          1,129,344         2,371,591        651,442         8,004,588
                             ----------      -----------         ----------        ----------       --------       -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --              --                   21,418             6,714        --                --
  Payable for fund shares
   purchased.............       --                 1,637           --                 --             --                  1,637
  Other liabilities......       --                     3           --                 --             --                --
                             ----------      -----------         ----------        ----------       --------       -----------
  Total Liabilities......       --                 1,640             21,418             6,714        --                  1,637
                             ----------      -----------         ----------        ----------       --------       -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $4,102,594      $13,414,301         $1,107,926        $2,364,877       $651,442       $ 8,002,951
                             ==========      ===========         ==========        ==========       ========       ===========

(e) Formerly Putnam VT International Growth Fund Sub-Account. Change effective April 30, 2003.

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                          PUTNAM VT OTC &  PUTNAM VT THE
                           PUTNAM VT NEW  EMERGING GROWTH  GEORGE PUTNAM
                            VALUE FUND         FUND        FUND OF BOSTON
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ---------------  --------------
ASSETS:
  Investments:
    Number of Shares.....      334,040         273,186          156,618
                            ==========      ==========       ==========
    Cost.................   $4,205,197      $3,717,003       $1,639,157
                            ==========      ==========       ==========
    Market Value.........   $4,790,129      $1,518,917       $1,711,836
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --              --               --
  Receivable from fund
   shares sold...........      --                1,804          --
  Other assets...........            1         --               --
                            ----------      ----------       ----------
  Total Assets...........    4,790,130       1,520,721        1,711,836
                            ----------      ----------       ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --                1,804          --
  Payable for fund shares
   purchased.............      --              --               --
  Other liabilities......      --              --               --
                            ----------      ----------       ----------
  Total Liabilities......      --                1,804          --
                            ----------      ----------       ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $4,790,130      $1,518,917       $1,711,836
                            ==========      ==========       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                                                                PUTNAM VT                         VAN KAMPEN LIFE
                              PUTNAM VT                                          CAPITAL                          INVESTMENT TRUST
                           UTILITIES GROWTH  PUTNAM VT VISTA   PUTNAM VT      OPPORTUNITIES     PUTNAM VT EQUITY     GROWTH AND
                           AND INCOME FUND        FUND        VOYAGER FUND         FUND           INCOME FUND     INCOME PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)     SUB-ACCOUNT
                           ----------------  ---------------  ------------  ------------------  ----------------  ----------------
ASSETS:
  Investments:
    Number of Shares.....        149,798          189,809         838,442          27,309             26,497            1,575
                              ==========       ==========     ===========        ========           ========          =======
    Cost.................     $2,500,742       $3,628,332     $35,974,129        $345,992           $293,311          $23,081
                              ==========       ==========     ===========        ========           ========          =======
    Market Value.........     $1,712,190       $2,008,181     $21,883,030        $347,646           $320,086          $26,826
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --                --                4,451        --                  --               --
  Receivable from fund
   shares sold...........       --                --              --             --                  --               --
  Other assets...........       --                --                    2        --                  --               --
                              ----------       ----------     -----------        --------           --------          -------
  Total Assets...........      1,712,190        2,008,181      21,887,483         347,646            320,086           26,826
                              ----------       ----------     -----------        --------           --------          -------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --                --              --             --                  --               --
  Payable for fund shares
   purchased.............       --                --                4,451        --                  --               --
  Other liabilities......       --                --              --             --                  --               --
                              ----------       ----------     -----------        --------           --------          -------
  Total Liabilities......       --                --                4,451        --                  --               --
                              ----------       ----------     -----------        --------           --------          -------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $1,712,190       $2,008,181     $21,883,032        $347,646           $320,086          $26,826
                              ==========       ==========     ===========        ========           ========          =======

(a)  From inception, June 23, 2003 to December 31, 2003.

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                        UNITS
                                       OWNED BY       UNIT         CONTRACT
                                     PARTICIPANTS    PRICE*        LIABILITY
                                     ------------  ----------  -----------------
AIM V.I. Mid Cap Core Equity
 Fund..............................       16,226   $11.392463  $         184,858
AIM V.I. Premier Equity Fund.......        4,728    11.264791             53,258
American Funds Asset Allocation
 Fund..............................      278,663    11.059916          3,081,989
American Funds Blue Chip Income and
 Growth Fund.......................      195,550    11.598516          2,268,094
American Funds Bond Fund...........      157,942    10.320517          1,630,044
American Funds Global Growth
 Fund..............................    7,637,190     0.959325          7,326,548
American Funds Global Growth
 Fund..............................            8    11.368863                 91
American Funds Growth Fund.........   31,167,773     0.818667         25,516,028
American Funds Growth Fund.........        3,240    10.293163             33,350
American Funds Growth-Income
 Fund..............................   29,235,666     1.084618         31,709,529
American Funds Growth-Income
 Fund..............................        2,659    10.559346             28,077
American Funds International
 Fund..............................        1,585    11.014339             17,458
American Funds International
 Fund..............................      382,169    12.555634          4,798,380
American Funds New World Fund......       29,080    12.424553            361,311
American Funds Global Small
 Capitalization Fund...............    5,760,402     1.081533          6,230,065
American Funds Global Small
 Capitalization Fund...............            4    11.675119                 47
Fidelity VIP Asset Manager
 Portfolio.........................    2,026,030     1.930394          3,911,037
Fidelity VIP Equity-Income
 Portfolio.........................    6,921,957     2.323637         16,084,115
Fidelity VIP Overseas Portfolio....    1,762,564     1.589607          2,801,784
Franklin Small Cap Fund............        1,471     9.938185             14,618
Franklin Small Cap Value Securities
 Fund..............................       43,401    12.170997            528,232
Franklin Strategic Income
 Securities Fund...................          282    12.486991              3,520
Mutual Shares Securities Fund......        1,504    10.798029             16,245
Mutual Shares Securities Fund......       77,967    11.375095            886,884
Templeton Developing Markets
 Securities Fund...................          237    13.923231              3,305
Templeton Growth Securities Fund...          616    10.420321              6,415
Hartford Advisers HLS Fund.........   18,064,588     2.594991         46,877,442
Hartford Bond HLS Fund.............   15,708,985     2.102885         33,034,189
Hartford Capital Appreciation HLS
 Fund..............................   14,965,640     4.084473         61,126,752
Hartford Dividend and Growth HLS
 Fund..............................   10,614,985     2.837561         30,120,666
Hartford Global Advisers HLS
 Fund..............................      784,196     1.209099            948,171
Hartford Global Leaders HLS Fund...      563,802     0.925806            521,972
Hartford Global Technology HLS
 Fund..............................      476,884     0.731126            348,662
Hartford Disciplined Equity HLS
 Fund..............................    6,288,969     1.181232          7,428,731
Hartford Growth Opportunities HLS
 Fund..............................      193,973    12.071320          2,341,513
Hartford Index HLS Fund............   18,735,804     2.826298         52,952,965
Hartford International Small
 Company HLS Fund..................       38,766    12.902318            500,177
Hartford International
 Opportunities HLS Fund............    5,357,506     1.748699          9,368,665
Hartford MidCap HLS Fund...........   14,126,383     2.391809         33,787,610
Hartford MidCap Value HLS Fund.....       85,381    12.599619          1,075,773
Hartford Money Market HLS Fund.....   32,680,540     1.541051         50,362,379
Hartford Mortgage Securities HLS
 Fund..............................    3,479,601     1.917343          6,671,588
Hartford Small Company HLS Fund....   10,332,156     1.434873         14,825,331
Hartford Stock HLS Fund............   16,244,834     2.937881         47,725,388
Hartford Value Opportunities HLS
 Fund..............................       77,375    12.314438            952,829
MFS New Discovery Series...........        7,857    12.118057             95,216
MFS Total Return Series............          913    10.736851              9,806
MFS Total Return Series............       84,325    10.776006            908,691

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                        UNITS
                                       OWNED BY       UNIT         CONTRACT
                                     PARTICIPANTS    PRICE*        LIABILITY
                                     ------------  ----------  -----------------
Core Plus Fixed Income.............        2,667   $11.230495  $          29,950
Emerging Markets Debt..............          231    13.186557              3,049
Emerging Markets Equity............          271    12.150534              3,296
Technology.........................          124     8.257908              1,025
High Yield.........................          644    11.995127              7,720
U.S. Mid Cap Value.................        2,168    10.088453             21,866
American Opportunities.............          780     9.374730              7,316
Balanced Growth....................          122    10.361510              1,263
Flexible Income....................          362    12.391284              4,491
Dividend Growth....................          459     9.926469              4,560
Money Market.......................       33,861    10.117490            342,591
Value-Added Market.................        1,893    10.934590             20,697
Putnam VT Diversified Income
 Fund..............................      173,776    17.256953          2,998,839
Putnam VT Global Asset Allocation
 Fund..............................       60,441    21.674078          1,310,002
Putnam VT Global Equity Fund.......      283,222    19.412578          5,498,074
Putnam VT Growth and Income Fund...          686    11.362976              7,793
Putnam VT Growth and Income Fund...      733,970    27.270997         20,016,088
Putnam VT Health Sciences Fund.....      194,241    11.463412          2,226,661
Putnam VT High Yield Fund..........        3,449    10.936633             37,718
Putnam VT High Yield Fund..........      467,851    19.796707          9,261,907
Putnam VT Income Fund..............        1,375     9.953490             13,688
Putnam VT Income Fund..............      345,789    18.928406          6,545,232
Putnam VT International Growth and
 Income Fund.......................      350,995    11.688479          4,102,594
Putnam VT International Equity
 Fund..............................       10,024    11.843322            118,723
Putnam VT International Equity
 Fund..............................    1,107,330    12.006885         13,295,578
Putnam VT International New
 Opportunities Fund................      110,240    10.050111          1,107,926
Putnam VT Investors Fund...........      272,180     8.688642          2,364,877
Putnam VT Money Market Fund........      425,287     1.531768            651,442
Putnam VT New Opportunities Fund...          435    11.520422              5,015
Putnam VT New Opportunities Fund...      433,846    18.434963          7,997,936
Putnam VT New Value Fund...........      315,734    15.171400          4,790,130
Putnam VT OTC & Emerging Growth
 Fund..............................      252,824     6.007790          1,518,917
Putnam VT The George Putnam Fund of
 Boston............................      136,507    12.540269          1,711,836
Putnam VT Utilities Growth and
 Income Fund.......................       91,329    18.747452          1,712,190
Putnam VT Vista Fund...............      208,337     9.639100          2,008,181
Putnam VT Voyager Fund.............        5,004    11.213819             56,115
Putnam VT Voyager Fund.............      798,295    27.341904         21,826,917
Putnam VT Capital Opportunities
 Fund..............................       28,901    12.028998            347,646
Putnam VT Equity Income Fund.......       28,163    11.365596            320,086
Growth and Income..................        2,574    10.421916             26,826
                                                               -----------------
GRAND TOTAL........................                            $     621,806,559
                                                               =================

  *  Rounded unit prices.

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                AMERICAN FUNDS
                           AIM V.I. MID CAP  AIM V.I. PREMIER  ASSET ALLOCATION
                           CORE EQUITY FUND    EQUITY FUND           FUND
                           SUB-ACCOUNT (A)   SUB-ACCOUNT (A)   SUB-ACCOUNT (A)
                           ----------------  ----------------  ----------------
INVESTMENT INCOME:
  Dividends..............      $--                $   62           $ 45,733
                                ------            ------           --------
CAPITAL GAINS INCOME.....          831           --                 --
                                ------            ------           --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           14                 5                 54
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        8,742             2,247            139,099
                                ------            ------           --------
    Net gain (loss) on
     investments.........        8,756             2,252            139,153
                                ------            ------           --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $9,587            $2,314           $184,886
                                ======            ======           ========

(a)  From inception, June 23, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                            AMERICAN FUNDS                     AMERICAN FUNDS                  AMERICAN FUNDS
                           BLUE CHIP INCOME   AMERICAN FUNDS   GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME     AMERICAN FUNDS
                           AND GROWTH FUND      BOND FUND           FUND        GROWTH FUND         FUND       INTERNATIONAL FUND
                           SUB-ACCOUNT (A)   SUB-ACCOUNT (A)    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT (A)
                           ----------------  ----------------  --------------  --------------  --------------  ------------------
INVESTMENT INCOME:
  Dividends..............      $--               $--             $   11,949      $   23,670      $  269,717         $ 48,267
                               --------           -------        ----------      ----------      ----------         --------
CAPITAL GAINS INCOME.....       --                --                --              --              --              --
                               --------           -------        ----------      ----------      ----------         --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (1,171)               37             1,342          26,896            (867)           3,358
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       155,305            42,675         1,375,263       4,904,155       6,181,788          523,520
                               --------           -------        ----------      ----------      ----------         --------
    Net gain (loss) on
     investments.........       154,134            42,712         1,376,605       4,931,051       6,180,921          526,878
                               --------           -------        ----------      ----------      ----------         --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $154,134           $42,712        $1,388,554      $4,954,721      $6,450,638         $575,145
                               ========           =======        ==========      ==========      ==========         ========

                            AMERICAN FUNDS
                              NEW WORLD
                                 FUND
                           SUB-ACCOUNT (A)
                           ----------------
INVESTMENT INCOME:
  Dividends..............      $--
                                -------
CAPITAL GAINS INCOME.....       --
                                -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           154
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        39,079
                                -------
    Net gain (loss) on
     investments.........        39,233
                                -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $39,233
                                =======

(a)  From inception, June 23, 2003 to December 31, 2003.

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                           AMERICAN FUNDS
                            GLOBAL SMALL
                           CAPITALIZATION  FIDELITY VIP ASSET  FIDELITY VIP EQUITY-
                                FUND       MANAGER PORTFOLIO     INCOME PORTFOLIO
                            SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT
                           --------------  ------------------  --------------------
INVESTMENT INCOME:
  Dividends..............    $   18,956         $130,906            $  210,948
                             ----------         --------            ----------
CAPITAL GAINS INCOME.....       --              --                   --
                             ----------         --------            ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        12,608           87,175                49,830
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     1,676,663          461,065             3,235,845
                             ----------         --------            ----------
    Net gain (loss) on
     investments.........     1,689,271          548,240             3,285,675
                             ----------         --------            ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $1,708,227         $679,146            $3,496,623
                             ==========         ========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                           FIDELITY VIP                        FRANKLIN SMALL    FRANKLIN STRATEGIC       MUTUAL
                             OVERSEAS      FRANKLIN SMALL        CAP VALUE             INCOME        SHARES SECURITIES
                            PORTFOLIO         CAP FUND        SECURITIES FUND     SECURITIES FUND          FUND
                           SUB-ACCOUNT    SUB-ACCOUNT (B)     SUB-ACCOUNT (A)     SUB-ACCOUNT (B)       SUB-ACCOUNT
                           ------------  ------------------  ------------------  ------------------  -----------------
INVESTMENT INCOME:
  Dividends..............   $   27,871       $--                 $--                   $ 594              $    70
                            ----------         ------             -------              -----              -------
CAPITAL GAINS INCOME.....      --             --                  --                 --                   --
                            ----------         ------             -------              -----              -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      106,000             69                  15               (131)                 267
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    1,016,876          1,570              40,079                269               47,375
                            ----------         ------             -------              -----              -------
    Net gain (loss) on
     investments.........    1,122,876          1,639              40,094                138               47,642
                            ----------         ------             -------              -----              -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $1,150,747         $1,639             $40,094              $ 732              $47,712
                            ==========         ======             =======              =====              =======

                               TEMPLETON
                               DEVELOPING          TEMPLETON
                                MARKETS        GROWTH SECURITIES
                            SECURITIES FUND          FUND
                            SUB-ACCOUNT (B)       SUB-ACCOUNT
                           ------------------  -----------------
INVESTMENT INCOME:
  Dividends..............         $  8              $   42
                                  ----              ------
CAPITAL GAINS INCOME.....      --                  --
                                  ----              ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           24                 (25)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          738               1,061
                                  ----              ------
    Net gain (loss) on
     investments.........          762               1,036
                                  ----              ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....         $770              $1,078
                                  ====              ======

(a)  From inception, June 23, 2003 to December 31, 2003.
(b)  From inception, April 1, 2002 to December 31, 2003.

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                             HARTFORD CAPITAL
                           HARTFORD ADVISERS  HARTFORD BOND  APPRECIATION HLS
                               HLS FUND         HLS FUND           FUND
                              SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  -------------  ----------------
INVESTMENT INCOME:
  Dividends..............     $1,008,646       $1,147,614      $   298,019
                              ----------       ----------      -----------
CAPITAL GAINS INCOME.....       --                132,823         --
                              ----------       ----------      -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          6,646           36,757          (58,382)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      5,973,179          861,629       16,784,219
                              ----------       ----------      -----------
    Net gain (loss) on
     investments.........      5,979,825          898,386       16,725,837
                              ----------       ----------      -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $6,988,471       $2,178,823      $17,023,856
                              ==========       ==========      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                           HARTFORD DIVIDEND  HARTFORD GLOBAL  HARTFORD GLOBAL  HARTFORD GLOBAL       HARTFORD
                            AND GROWTH HLS     ADVISERS HLS      LEADERS HLS    TECHNOLOGY HLS   DISCIPLINED EQUITY
                                 FUND              FUND             FUND             FUND             HLS FUND
                              SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT (C)
                           -----------------  ---------------  ---------------  ---------------  ------------------
INVESTMENT INCOME:
  Dividends..............     $  383,326         $  6,818         $  2,345          $--              $   78,112
                              ----------         --------         --------         --------          ----------
CAPITAL GAINS INCOME.....        140,225          --               --               --                 --
                              ----------         --------         --------         --------          ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (17,466)          58,489           33,124           20,208               4,279
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      5,327,240          195,819          137,154          114,075           1,510,811
                              ----------         --------         --------         --------          ----------
    Net gain (loss) on
     investments.........      5,309,774          254,308          170,278          134,283           1,515,090
                              ----------         --------         --------         --------          ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $5,833,325         $261,126         $172,623         $134,283          $1,593,202
                              ==========         ========         ========         ========          ==========

                           HARTFORD GROWTH
                            OPPORTUNITIES    HARTFORD INDEX
                               HLS FUND         HLS FUND
                           SUB-ACCOUNT (A)    SUB-ACCOUNT
                           ----------------  --------------
INVESTMENT INCOME:
  Dividends..............      $--            $   639,433
                               --------       -----------
CAPITAL GAINS INCOME.....       --                143,242
                               --------       -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (166)           54,605
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       246,414        10,469,106
                               --------       -----------
    Net gain (loss) on
     investments.........       246,248        10,523,711
                               --------       -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $246,248       $11,306,386
                               ========       ===========

(a)  From inception, June 23, 2003 to December 31, 2003.
(c) Formerly Hartford Growth & Income HLS Fund Sub-Account. Change effective November 3, 2003.

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                HARTFORD         HARTFORD
                             INTERNATIONAL     INTERNATIONAL
                             SMALL COMPANY     OPPORTUNITIES  HARTFORD MIDCAP
                                HLS FUND         HLS FUND        HLS FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT     SUB-ACCOUNT
                           ------------------  -------------  ---------------
INVESTMENT INCOME:
  Dividends..............       $  3,995        $   70,114      $   68,959
                                --------        ----------      ----------
CAPITAL GAINS INCOME.....         33,444           --              --
                                --------        ----------      ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........             39            27,687           2,412
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (16,109)        1,947,629       8,283,873
                                --------        ----------      ----------
    Net gain (loss) on
     investments.........        (16,070)        1,975,316       8,286,285
                                --------        ----------      ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $ 21,369        $2,045,430      $8,355,244
                                ========        ==========      ==========

(a)  From inception, June 23, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                                                 HARTFORD
                                                                 MORTGAGE     HARTFORD SMALL                    HARTFORD VALUE
                           HARTFORD MIDCAP   HARTFORD MONEY   SECURITIES HLS   COMPANY HLS    HARTFORD STOCK    OPPORTUNITIES
                            VALUE HLS FUND   MARKET HLS FUND       FUND            FUND          HLS FUND          HLS FUND
                           SUB-ACCOUNT (A)     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT (A)
                           ----------------  ---------------  --------------  --------------  --------------  ------------------
INVESTMENT INCOME:
  Dividends..............      $--              $412,304         $190,395         $--           $  503,121        $--
                               -------          --------         --------       ----------      ----------         -------
CAPITAL GAINS INCOME.....      --                --                29,488          --              --              --
                               -------          --------         --------       ----------      ----------         -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           44           --                    69           85,545          (1,941)            118
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       61,463           --               (83,881)       4,816,297       9,200,747          90,491
                               -------          --------         --------       ----------      ----------         -------
    Net gain (loss) on
     investments.........       61,507           --               (83,812)       4,901,842       9,198,806          90,609
                               -------          --------         --------       ----------      ----------         -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $61,507          $412,304         $136,071       $4,901,842      $9,701,927         $90,609
                               =======          ========         ========       ==========      ==========         =======

(a)  From inception, June 23, 2003 to December 31, 2003.

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                    CORE
                               MFS NEW           MFS TOTAL       PLUS FIXED
                           DISCOVERY SERIES    RETURN SERIES       INCOME
                           SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT
                           ----------------  ------------------  -----------
INVESTMENT INCOME:
  Dividends..............      $--               $--                $  18
                                ------            -------           -----
CAPITAL GAINS INCOME.....      --                 --                  230
                                ------            -------           -----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           (2)                24            (195)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        2,761             53,815             459
                                ------            -------           -----
    Net gain (loss) on
     investments.........        2,759             53,839             264
                                ------            -------           -----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $2,759            $53,839           $ 512
                                ======            =======           =====

(a)  From inception, June 23, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________


                           EMERGING MARKETS  EMERGING MARKETS                  HIGH          U.S.            AMERICAN
                                 DEBT             EQUITY       TECHNOLOGY      YIELD     MID CAP VALUE    OPPORTUNITIES
                           SUB-ACCOUNT (A)   SUB-ACCOUNT (B)   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT (B)
                           ----------------  ----------------  -----------  -----------  -------------  ------------------
INVESTMENT INCOME:
  Dividends..............     $--                $--             $--          $--           $--               $    9
                                 ----           ---------         ----         ----         ------            ------
CAPITAL GAINS INCOME.....      --                 --             --           --            --               --
                                 ----           ---------         ----         ----         ------            ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          12             --                 5           14              4                28
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         246                  40          181          412          2,720             1,026
                                 ----           ---------         ----         ----         ------            ------
    Net gain (loss) on
     investments.........         258                  40          186          426          2,724             1,054
                                 ----           ---------         ----         ----         ------            ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $258           $      40         $186         $426         $2,724            $1,063
                                 ====           =========         ====         ====         ======            ======

(b)  From inception, April 1, 2002 to December 31, 2003.

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003


                           BALANCED GROWTH    FLEXIBLE INCOME    DIVIDEND GROWTH
                           SUB-ACCOUNT (B)    SUB-ACCOUNT (D)    SUB-ACCOUNT (B)
                           ----------------  ------------------  ----------------
INVESTMENT INCOME:
  Dividends..............        $ 7                $120               $ 30
                                 ---                ----               ----
CAPITAL GAINS INCOME.....     --                 --                  --
                                 ---                ----               ----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         25                  13                 30
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         21                 225                370
                                 ---                ----               ----
    Net gain (loss) on
     investments.........         46                 238                400
                                 ---                ----               ----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $53                $358               $430
                                 ===                ====               ====

(b)  From inception, April 1, 2002 to December 31, 2003.
(d)  Formerly Diversified Income Sub-Account. Change effective May 1, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                                        PUTNAM VT   PUTNAM VT GLOBAL                     PUTNAM VT
                                            VALUE-     DIVERSIFIED  ASSET ALLOCATION  PUTNAM VT GLOBAL  GROWTH AND
                           MONEY MARKET  ADDED MARKET  INCOME FUND        FUND          EQUITY FUND     INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  ------------  -----------  ----------------  ----------------  -----------
INVESTMENT INCOME:
  Dividends..............     $1,234        $   61      $307,655        $ 77,883         $   57,428     $  406,405
                              ------        ------      --------        --------         ----------     ----------
CAPITAL GAINS INCOME.....     --               104        --             --                --               --
                              ------        ------      --------        --------         ----------     ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        685            48        43,086          (1,336)             1,400       (115,155)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     --             2,731       244,722         254,145          1,222,633      4,398,736
                              ------        ------      --------        --------         ----------     ----------
    Net gain (loss) on
     investments.........        685         2,779       287,808         252,809          1,224,033      4,283,581
                              ------        ------      --------        --------         ----------     ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $1,919        $2,944      $595,463        $330,692         $1,281,461     $4,689,986
                              ======        ======      ========        ========         ==========     ==========

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003


                           PUTNAM VT HEALTH  PUTNAM VT HIGH   PUTNAM VT
                            SCIENCES FUND      YIELD FUND    INCOME FUND
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------  --------------  -----------
INVESTMENT INCOME:
  Dividends..............      $ 22,241        $  816,639     $355,079
                               --------        ----------     --------
CAPITAL GAINS INCOME.....       --                --            --
                               --------        ----------     --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (66,123)           42,820         (765)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       497,144           973,404      (18,030)
                               --------        ----------     --------
    Net gain (loss) on
     investments.........       431,021         1,016,224      (18,795)
                               --------        ----------     --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $453,262        $1,832,863     $336,284
                               ========        ==========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                             PUTNAM VT                            PUTNAM VT
                           INTERNATIONAL      PUTNAM VT       INTERNATIONAL NEW                                   PUTNAM VT NEW
                            GROWTH AND      INTERNATIONAL       OPPORTUNITIES      PUTNAM VT     PUTNAM VT MONEY  OPPORTUNITIES
                            INCOME FUND      EQUITY FUND            FUND         INVESTORS FUND    MARKET FUND        FUND
                            SUB-ACCOUNT    SUB-ACCOUNT (E)       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ------------------  -----------------  --------------  ---------------  -------------
INVESTMENT INCOME:
  Dividends..............    $   79,388       $  117,241          $  8,837         $   31,289        $12,345          $--
                             ----------       ----------          --------         ----------        -------       ----------
CAPITAL GAINS INCOME.....       --              --                 --                 --             --               --
                             ----------       ----------          --------         ----------        -------       ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       296,710           77,259           (45,395)          (773,585)       --                 3,952
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     1,094,386        2,911,255           485,717          1,620,704        --             2,326,589
                             ----------       ----------          --------         ----------        -------       ----------
    Net gain (loss) on
     investments.........     1,391,096        2,988,514           440,322            847,119        --             2,330,541
                             ----------       ----------          --------         ----------        -------       ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $1,470,484       $3,105,755          $449,159         $  878,408        $12,345       $2,330,541
                             ==========       ==========          ========         ==========        =======       ==========

(e) Formerly Putnam VT International Growth Fund Sub-Account. Change effective April 30, 2003.

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                          PUTNAM VT OTC &  PUTNAM VT THE
                           PUTNAM VT NEW  EMERGING GROWTH  GEORGE PUTNAM
                            VALUE FUND         FUND        FUND OF BOSTON
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ---------------  --------------
INVESTMENT INCOME:
  Dividends..............   $  102,393        $--             $ 84,780
                            ----------       --------         --------
CAPITAL GAINS INCOME.....      --             --               --
                            ----------       --------         --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (60,761)       122,374           96,508
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    1,566,024        500,858          258,463
                            ----------       --------         --------
    Net gain (loss) on
     investments.........    1,505,263        623,232          354,971
                            ----------       --------         --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $1,607,656       $623,232         $439,751
                            ==========       ========         ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                                                                                PUTNAM VT
                              PUTNAM VT                                          CAPITAL
                           UTILITIES GROWTH  PUTNAM VT VISTA   PUTNAM VT      OPPORTUNITIES     PUTNAM VT EQUITY  GROWTH AND
                           AND INCOME FUND        FUND        VOYAGER FUND         FUND           INCOME FUND       INCOME
                             SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (A)    SUB-ACCOUNT (D)   SUB-ACCOUNT
                           ----------------  ---------------  ------------  ------------------  ----------------  -----------
INVESTMENT INCOME:
  Dividends..............     $  99,772          $--           $  123,326         $7,238            $ 1,483         $   70
                              ---------        ----------      ----------         ------            -------         ------
CAPITAL GAINS INCOME.....       --                --              --             --                 --               --
                              ---------        ----------      ----------         ------            -------         ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (164,290)         (208,744)        157,475        --                     626             15
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       575,994         1,126,803       4,262,803          1,654             26,775          3,803
                              ---------        ----------      ----------         ------            -------         ------
    Net gain (loss) on
     investments.........       411,704           918,059       4,420,278          1,654             27,401          3,818
                              ---------        ----------      ----------         ------            -------         ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $ 511,476        $  918,059      $4,543,604         $8,892            $28,884         $3,888
                              =========        ==========      ==========         ======            =======         ======

(a)  From inception, June 23, 2003 to December 31, 2003.

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                AMERICAN FUNDS
                           AIM V.I. MID CAP  AIM V.I. PREMIER  ASSET ALLOCATION
                           CORE EQUITY FUND    EQUITY FUND           FUND
                           SUB-ACCOUNT (A)   SUB-ACCOUNT (A)   SUB-ACCOUNT (A)
                           ----------------  ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................      $--               $    62          $   45,733
  Capital gains income...           831          --                 --
  Net realized gain
   (loss) on security
   transactions..........            14                5                  54
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         8,742            2,247             139,099
                               --------          -------          ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         9,587            2,314             184,886
                               --------          -------          ----------
UNIT TRANSACTIONS:
  Purchases..............        14,467           16,078             357,711
  Net transfers..........       164,075           35,895           2,613,725
  Surrenders for benefit
   payments and fees.....             2               (1)             (9,305)
  Net loan activity......       --               --                 --
  Cost of insurance......        (3,273)          (1,028)            (65,028)
                               --------          -------          ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       175,271           50,944           2,897,103
                               --------          -------          ----------
  Net increase (decrease)
   in net assets.........       184,858           53,258           3,081,989
NET ASSETS:
  Beginning of year......       --               --                 --
                               --------          -------          ----------
  End of year............      $184,858          $53,258          $3,081,989
                               ========          =======          ==========

(a)  From inception, June 23, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                            AMERICAN FUNDS                     AMERICAN FUNDS                  AMERICAN FUNDS
                           BLUE CHIP INCOME   AMERICAN FUNDS   GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME     AMERICAN FUNDS
                           AND GROWTH FUND      BOND FUND           FUND        GROWTH FUND         FUND       INTERNATIONAL FUND
                           SUB-ACCOUNT (A)   SUB-ACCOUNT (A)    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT (A)
                           ----------------  ----------------  --------------  --------------  --------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................     $ --              $ --             $   11,949     $    23,670     $   269,717        $   48,267
  Capital gains income...       --                --                --              --              --               --
  Net realized gain
   (loss) on security
   transactions..........         (1,171)               37            1,342          26,896            (867)            3,358
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        155,305            42,675        1,375,263       4,904,155       6,181,788           523,520
                              ----------        ----------       ----------     -----------     -----------        ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        154,134            42,712        1,388,554       4,954,721       6,450,638           575,145
                              ----------        ----------       ----------     -----------     -----------        ----------
UNIT TRANSACTIONS:
  Purchases..............        329,966           141,655          975,738       3,736,430       4,821,391           306,214
  Net transfers..........      1,983,145         1,489,138        3,451,382      10,045,450       8,952,924         4,055,563
  Surrenders for benefit
   payments and fees.....       (138,912)            2,581          (50,749)       (195,289)       (513,622)           (6,641)
  Net loan activity......       --                --                 (2,581)        (24,583)        (25,623)              (26)
  Cost of insurance......        (60,239)          (46,042)        (405,706)     (1,635,149)     (2,270,631)         (114,417)
                              ----------        ----------       ----------     -----------     -----------        ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      2,113,960         1,587,332        3,968,084      11,926,859      10,964,439         4,240,693
                              ----------        ----------       ----------     -----------     -----------        ----------
  Net increase (decrease)
   in net assets.........      2,268,094         1,630,044        5,356,638      16,881,580      17,415,077         4,815,838
NET ASSETS:
  Beginning of year......       --                --              1,970,001       8,667,798      14,322,529          --
                              ----------        ----------       ----------     -----------     -----------        ----------
  End of year............     $2,268,094        $1,630,044       $7,326,639     $25,549,378     $31,737,606        $4,815,838
                              ==========        ==========       ==========     ===========     ===========        ==========

                            AMERICAN FUNDS
                              NEW WORLD
                                 FUND
                           SUB-ACCOUNT (A)
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................      $--
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........           154
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        39,079
                               --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        39,233
                               --------
UNIT TRANSACTIONS:
  Purchases..............        34,894
  Net transfers..........       301,457
  Surrenders for benefit
   payments and fees.....           156
  Net loan activity......       --
  Cost of insurance......       (14,429)
                               --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       322,078
                               --------
  Net increase (decrease)
   in net assets.........       361,311
NET ASSETS:
  Beginning of year......       --
                               --------
  End of year............      $361,311
                               ========

(a)  From inception, June 23, 2003 to December 31, 2003.

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                           AMERICAN FUNDS
                            GLOBAL SMALL
                           CAPITALIZATION  FIDELITY VIP ASSET  FIDELITY VIP EQUITY-
                                FUND       MANAGER PORTFOLIO     INCOME PORTFOLIO
                            SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT
                           --------------  ------------------  --------------------
OPERATIONS:
  Net investment income
   (loss)................    $   18,956        $  130,906          $   210,948
  Capital gains income...       --               --                  --
  Net realized gain
   (loss) on security
   transactions..........        12,608            87,175               49,830
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     1,676,663           461,065            3,235,845
                             ----------        ----------          -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,708,227           679,146            3,496,623
                             ----------        ----------          -----------
UNIT TRANSACTIONS:
  Purchases..............       414,216           485,113            2,563,172
  Net transfers..........     3,239,733          (154,838)           1,270,182
  Surrenders for benefit
   payments and fees.....       (51,166)         (178,854)            (655,209)
  Net loan activity......          (538)          (15,664)              38,177
  Cost of insurance......      (263,041)         (323,536)          (1,302,818)
                             ----------        ----------          -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     3,339,204          (187,779)           1,913,504
                             ----------        ----------          -----------
  Net increase (decrease)
   in net assets.........     5,047,431           491,367            5,410,127
NET ASSETS:
  Beginning of year......     1,182,681         3,419,670           10,673,988
                             ----------        ----------          -----------
  End of year............    $6,230,112        $3,911,037          $16,084,115
                             ==========        ==========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                            FIDELITY VIP                          FRANKLIN SMALL    FRANKLIN STRATEGIC       MUTUAL
                              OVERSEAS        FRANKLIN SMALL        CAP VALUE             INCOME        SHARES SECURITIES
                              PORTFOLIO          CAP FUND        SECURITIES FUND     SECURITIES FUND          FUND
                             SUB-ACCOUNT     SUB-ACCOUNT (B)     SUB-ACCOUNT (A)     SUB-ACCOUNT (B)       SUB-ACCOUNT
                           ---------------  ------------------  ------------------  ------------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................    $    27,871         $--                 $--                 $   594            $     70
  Capital gains income...       --               --                  --                  --                  --
  Net realized gain
   (loss) on security
   transactions..........        106,000              69                   15               (131)                267
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      1,016,876           1,570               40,079                269              47,375
                             -----------         -------             --------            -------            --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      1,150,747           1,639               40,094                732              47,712
                             -----------         -------             --------            -------            --------
UNIT TRANSACTIONS:
  Purchases..............        376,032             158               33,274                  9              31,074
  Net transfers..........     (1,326,946)         13,912              464,330              4,812             837,067
  Surrenders for benefit
   payments and fees.....        (98,630)            (24)                  41            --                      (22)
  Net loan activity......         (6,048)        --                  --                  --                  --
  Cost of insurance......       (289,881)         (1,067)              (9,507)            (2,033)            (13,622)
                             -----------         -------             --------            -------            --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (1,345,473)         12,979              488,138              2,788             854,497
                             -----------         -------             --------            -------            --------
  Net increase (decrease)
   in net assets.........       (194,726)         14,618              528,232              3,520             902,209
NET ASSETS:
  Beginning of year......      2,996,510         --                  --                  --                      920
                             -----------         -------             --------            -------            --------
  End of year............    $ 2,801,784         $14,618             $528,232            $ 3,520            $903,129
                             ===========         =======             ========            =======            ========

                               TEMPLETON
                               DEVELOPING          TEMPLETON
                                MARKETS        GROWTH SECURITIES
                            SECURITIES FUND          FUND
                            SUB-ACCOUNT (B)       SUB-ACCOUNT
                           ------------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................        $    8             $   42
  Capital gains income...       --                 --
  Net realized gain
   (loss) on security
   transactions..........            24                (25)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................           738              1,061
                                 ------             ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           770              1,078
                                 ------             ------
UNIT TRANSACTIONS:
  Purchases..............       --                   2,347
  Net transfers..........         2,782              2,042
  Surrenders for benefit
   payments and fees.....       --                 --
  Net loan activity......       --                 --
  Cost of insurance......          (247)              (776)
                                 ------             ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         2,535              3,613
                                 ------             ------
  Net increase (decrease)
   in net assets.........         3,305              4,691
NET ASSETS:
  Beginning of year......       --                   1,724
                                 ------             ------
  End of year............        $3,305             $6,415
                                 ======             ======

(a)  From inception, June 23, 2003 to December 31, 2003.
(b)  From inception, April 1, 2002 to December 31, 2003.

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                             HARTFORD CAPITAL
                           HARTFORD ADVISERS  HARTFORD BOND  APPRECIATION HLS
                               HLS FUND         HLS FUND           FUND
                              SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  -------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................     $ 1,008,646      $ 1,147,614     $   298,019
  Capital gains income...        --                132,823        --
  Net realized gain
   (loss) on security
   transactions..........           6,646           36,757         (58,382)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       5,973,179          861,629      16,784,219
                              -----------      -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       6,988,471        2,178,823      17,023,856
                              -----------      -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............       8,251,269        4,169,402       8,428,601
  Net transfers..........       1,450,886        7,695,373       3,430,609
  Surrenders for benefit
   payments and fees.....      (1,163,017)      (1,157,384)     (1,929,665)
  Net loan activity......         (25,281)        (214,913)       (196,066)
  Cost of insurance......      (4,410,730)      (2,837,570)     (4,890,188)
                              -----------      -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       4,103,127        7,654,908       4,843,291
                              -----------      -----------     -----------
  Net increase (decrease)
   in net assets.........      11,091,598        9,833,731      21,867,147
NET ASSETS:
  Beginning of year......      35,785,844       23,200,458      39,259,605
                              -----------      -----------     -----------
  End of year............     $46,877,442      $33,034,189     $61,126,752
                              ===========      ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                           HARTFORD DIVIDEND  HARTFORD GLOBAL  HARTFORD GLOBAL  HARTFORD GLOBAL       HARTFORD
                            AND GROWTH HLS     ADVISERS HLS      LEADERS HLS    TECHNOLOGY HLS   DISCIPLINED EQUITY
                                 FUND              FUND             FUND             FUND             HLS FUND
                              SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT (C)
                           -----------------  ---------------  ---------------  ---------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................     $   383,326       $    6,818        $   2,345        $--               $   78,112
  Capital gains income...         140,225          --               --              --                 --
  Net realized gain
   (loss) on security
   transactions..........         (17,466)          58,489           33,124          20,208               4,279
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       5,327,240          195,819          137,154         114,075           1,510,811
                              -----------       ----------        ---------        --------          ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       5,833,325          261,126          172,623         134,283           1,593,202
                              -----------       ----------        ---------        --------          ----------
UNIT TRANSACTIONS:
  Purchases..............       4,619,437          147,088          113,655          50,525           1,303,411
  Net transfers..........       3,234,164         (597,159)        (231,798)         71,491             254,692
  Surrenders for benefit
   payments and fees.....        (883,059)         (62,466)            (958)        (10,770)           (209,007)
  Net loan activity......        (170,254)         --               --              --                   13,194
  Cost of insurance......      (2,475,341)        (140,741)         (62,772)        (33,326)           (663,176)
                              -----------       ----------        ---------        --------          ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       4,324,947         (653,278)        (181,873)         77,920             699,114
                              -----------       ----------        ---------        --------          ----------
  Net increase (decrease)
   in net assets.........      10,158,272         (392,152)          (9,250)        212,203           2,292,316
NET ASSETS:
  Beginning of year......      19,962,394        1,340,323          531,222         136,459           5,136,415
                              -----------       ----------        ---------        --------          ----------
  End of year............     $30,120,666       $  948,171        $ 521,972        $348,662          $7,428,731
                              ===========       ==========        =========        ========          ==========

                           HARTFORD GROWTH
                            OPPORTUNITIES    HARTFORD INDEX
                               HLS FUND         HLS FUND
                           SUB-ACCOUNT (A)    SUB-ACCOUNT
                           ----------------  --------------
OPERATIONS:
  Net investment income
   (loss)................     $ --            $   639,433
  Capital gains income...       --                143,242
  Net realized gain
   (loss) on security
   transactions..........           (166)          54,605
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        246,414       10,469,106
                              ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        246,248       11,306,386
                              ----------      -----------
UNIT TRANSACTIONS:
  Purchases..............        164,701        7,515,991
  Net transfers..........      1,995,700        1,329,011
  Surrenders for benefit
   payments and fees.....         (8,200)      (1,601,933)
  Net loan activity......       --                 (4,286)
  Cost of insurance......        (56,936)      (3,953,724)
                              ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      2,095,265        3,285,059
                              ----------      -----------
  Net increase (decrease)
   in net assets.........      2,341,513       14,591,445
NET ASSETS:
  Beginning of year......       --             38,361,520
                              ----------      -----------
  End of year............     $2,341,513      $52,952,965
                              ==========      ===========

(a)  From inception, June 23, 2003 to December 31, 2003.
(c) Formerly Hartford Growth and Income HLS Fund Sub-Account. Change effective November 3, 2003.

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                HARTFORD         HARTFORD
                             INTERNATIONAL     INTERNATIONAL
                             SMALL COMPANY     OPPORTUNITIES  HARTFORD MIDCAP
                                HLS FUND         HLS FUND        HLS FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT     SUB-ACCOUNT
                           ------------------  -------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................       $  3,995        $   70,114      $    68,959
  Capital gains income...         33,444           --              --
  Net realized gain
   (loss) on security
   transactions..........             39            27,687            2,412
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (16,109)        1,947,629        8,283,873
                                --------        ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         21,369         2,045,430        8,355,244
                                --------        ----------      -----------
UNIT TRANSACTIONS:
  Purchases..............         16,731         1,252,678        4,620,782
  Net transfers..........        469,934         1,264,160        3,863,222
  Surrenders for benefit
   payments and fees.....         (2,087)         (208,936)        (529,563)
  Net loan activity......       --                 (39,427)        (108,156)
  Cost of insurance......         (5,770)         (643,791)      (2,621,628)
                                --------        ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        478,808         1,624,684        5,224,657
                                --------        ----------      -----------
  Net increase (decrease)
   in net assets.........        500,177         3,670,114       13,579,901
NET ASSETS:
  Beginning of year......       --               5,698,551       20,207,709
                                --------        ----------      -----------
  End of year............       $500,177        $9,368,665      $33,787,610
                                ========        ==========      ===========

(a)  From inception, June 23, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                                                                 HARTFORD
                                                                 MORTGAGE     HARTFORD SMALL                    HARTFORD VALUE
                           HARTFORD MIDCAP   HARTFORD MONEY   SECURITIES HLS   COMPANY HLS    HARTFORD STOCK    OPPORTUNITIES
                            VALUE HLS FUND   MARKET HLS FUND       FUND            FUND          HLS FUND          HLS FUND
                           SUB-ACCOUNT (A)     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT (A)
                           ----------------  ---------------  --------------  --------------  --------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................     $ --            $    412,304      $  190,395     $   --          $   503,121         $--
  Capital gains income...       --                --                29,488         --              --              --
  Net realized gain
   (loss) on security
   transactions..........             44          --                    69          85,545          (1,941)             118
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         61,463          --               (83,881)      4,816,297       9,200,747           90,491
                              ----------      ------------      ----------     -----------     -----------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         61,507           412,304         136,071       4,901,842       9,701,927           90,609
                              ----------      ------------      ----------     -----------     -----------         --------
UNIT TRANSACTIONS:
  Purchases..............         39,022        57,373,296       1,178,165       2,048,079       8,476,764           24,702
  Net transfers..........        994,013       (50,334,711)      1,042,494       2,328,609         575,713          848,534
  Surrenders for benefit
   payments and fees.....            968        (7,063,219)       (251,700)       (443,702)     (1,652,238)             126
  Net loan activity......       --                 (50,046)         (6,727)        (88,311)        (52,157)        --
  Cost of insurance......        (19,737)       (6,128,383)       (589,736)     (1,072,096)     (4,532,197)         (11,142)
                              ----------      ------------      ----------     -----------     -----------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,014,266        (6,203,063)      1,372,496       2,772,579       2,815,885          862,220
                              ----------      ------------      ----------     -----------     -----------         --------
  Net increase (decrease)
   in net assets.........      1,075,773        (5,790,759)      1,508,567       7,674,421      12,517,812          952,829
NET ASSETS:
  Beginning of year......       --              56,153,138       5,163,021       7,150,910      35,207,576         --
                              ----------      ------------      ----------     -----------     -----------         --------
  End of year............     $1,075,773      $ 50,362,379      $6,671,588     $14,825,331     $47,725,388         $952,829
                              ==========      ============      ==========     ===========     ===========         ========

(a)  From inception, June 23, 2003 to December 31, 2003.

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                    CORE
                               MFS NEW           MFS TOTAL       PLUS FIXED
                           DISCOVERY SERIES    RETURN SERIES       INCOME
                           SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT
                           ----------------  ------------------  -----------
OPERATIONS:
  Net investment income
   (loss)................      $--                $--              $    18
  Capital gains income...      --                 --                   230
  Net realized gain
   (loss) on security
   transactions..........           (2)                 24            (195)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        2,761              53,815             459
                               -------            --------         -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        2,759              53,839             512
                               -------            --------         -------
UNIT TRANSACTIONS:
  Purchases..............        9,482              54,011           1,770
  Net transfers..........       84,573             832,383          29,923
  Surrenders for benefit
   payments and fees.....          (32)                (35)              2
  Net loan activity......      --                 --                --
  Cost of insurance......       (1,566)            (21,701)         (3,731)
                               -------            --------         -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       92,457             864,658          27,964
                               -------            --------         -------
  Net increase (decrease)
   in net assets.........       95,216             918,497          28,476
NET ASSETS:
  Beginning of year......      --                 --                 1,474
                               -------            --------         -------
  End of year............      $95,216            $918,497         $29,950
                               =======            ========         =======

(a)  From inception, June 23, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________


                           EMERGING MARKETS  EMERGING MARKETS                  HIGH          U.S.            AMERICAN
                                 DEBT             EQUITY       TECHNOLOGY      YIELD     MID CAP VALUE    OPPORTUNITIES
                           SUB-ACCOUNT (B)   SUB-ACCOUNT (B)   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT (B)
                           ----------------  ----------------  -----------  -----------  -------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................      $--               $--             $--          $--           $--              $     9
  Capital gains income...      --                --               --           --            --              --
  Net realized gain
   (loss) on security
   transactions..........           12           --                   5           14              4               28
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          246                40            181          412          2,720            1,026
                                ------            ------         ------       ------        -------          -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          258                40            186          426          2,724            1,063
                                ------            ------         ------       ------        -------          -------
UNIT TRANSACTIONS:
  Purchases..............      --                --                 587          587          1,173                1
  Net transfers..........        3,115             3,256          --           6,782         19,114            7,299
  Surrenders for benefit
   payments and fees.....      --                --                   1        --                (1)         --
  Net loan activity......      --                --               --           --            --              --
  Cost of insurance......         (324)          --                (189)        (578)        (2,035)          (1,047)
                                ------            ------         ------       ------        -------          -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        2,791             3,256            399        6,791         18,251            6,253
                                ------            ------         ------       ------        -------          -------
  Net increase (decrease)
   in net assets.........        3,049             3,296            585        7,217         20,975            7,316
NET ASSETS:
  Beginning of year......      --                --                 440          503            891          --
                                ------            ------         ------       ------        -------          -------
  End of year............       $3,049            $3,296         $1,025       $7,720        $21,866          $ 7,316
                                ======            ======         ======       ======        =======          =======

(b)  From inception, April 1, 2002 to December 31, 2003.

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003


                           BALANCED GROWTH    FLEXIBLE INCOME    DIVIDEND GROWTH
                           SUB-ACCOUNT (B)    SUB-ACCOUNT (D)    SUB-ACCOUNT (B)
                           ----------------  ------------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................       $    7             $  120             $   30
  Capital gains income...      --                 --                 --
  Net realized gain
   (loss) on security
   transactions..........           25                 13                 30
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................           21                225                370
                                ------             ------             ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           53                358                430
                                ------             ------             ------
UNIT TRANSACTIONS:
  Purchases..............          158                  2                159
  Net transfers..........        1,130              4,797              4,445
  Surrenders for benefit
   payments and fees.....          (25)           --                     (18)
  Net loan activity......      --                 --                 --
  Cost of insurance......          (53)              (666)              (456)
                                ------             ------             ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        1,210              4,133              4,130
                                ------             ------             ------
  Net increase (decrease)
   in net assets.........        1,263              4,491              4,560
NET ASSETS:
  Beginning of year......      --                 --                 --
                                ------             ------             ------
  End of year............       $1,263             $4,491             $4,560
                                ======             ======             ======

(b)  From inception, April 1, 2002 to December 31, 2003.
(d)  Formerly Diversified Income Sub-Account. Change effective May 1, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-46 ____________________________________

                                                        PUTNAM VT   PUTNAM VT GLOBAL                      PUTNAM VT
                                            VALUE      DIVERSIFIED  ASSET ALLOCATION  PUTNAM VT GLOBAL   GROWTH AND
                           MONEY MARKET  ADDED MARKET  INCOME FUND        FUND          EQUITY FUND      INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           ------------  ------------  -----------  ----------------  ----------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $   1,234      $    61     $  307,655      $   77,883        $   57,428      $   406,405
  Capital gains income...      --              104         --            --                --                --
  Net realized gain
   (loss) on security
   transactions..........         685           48         43,086          (1,336)            1,400         (115,155)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --            2,731        244,722         254,145         1,222,633        4,398,736
                            ---------      -------     ----------      ----------        ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       1,919        2,944        595,463         330,692         1,281,461        4,689,986
                            ---------      -------     ----------      ----------        ----------      -----------
UNIT TRANSACTIONS:
  Purchases..............     570,284        1,173        229,454         127,458           994,920        3,093,829
  Net transfers..........    (242,400)      17,749       (101,159)       (688,514)         (369,009)      (3,460,696)
  Surrenders for benefit
   payments and fees.....          15            1        (66,999)       (123,357)         (350,065)        (540,032)
  Net loan activity......      --           --             (9,944)         (2,658)           (3,800)         (37,177)
  Cost of insurance......     (74,463)      (2,067)      (241,630)       (161,105)         (514,927)      (1,873,914)
                            ---------      -------     ----------      ----------        ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     253,436       16,856       (190,278)       (848,176)         (242,881)      (2,817,990)
                            ---------      -------     ----------      ----------        ----------      -----------
  Net increase (decrease)
   in net assets.........     255,355       19,800        405,185        (517,484)        1,038,580        1,871,996
NET ASSETS:
  Beginning of year......      87,236          897      2,593,654       1,827,486         4,459,494       18,151,885
                            ---------      -------     ----------      ----------        ----------      -----------
  End of year............   $ 342,591      $20,697     $2,998,839      $1,310,002        $5,498,074      $20,023,881
                            =========      =======     ==========      ==========        ==========      ===========

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003


                           PUTNAM VT HEALTH  PUTNAM VT HIGH   PUTNAM VT
                            SCIENCES FUND      YIELD FUND    INCOME FUND
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------  --------------  -----------
OPERATIONS:
  Net investment income
   (loss)................    $    22,241       $  816,639    $  355,079
  Capital gains income...       --                --             --
  Net realized gain
   (loss) on security
   transactions..........        (66,123)          42,820          (765)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        497,144          973,404       (18,030)
                             -----------       ----------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        453,262        1,832,863       336,284
                             -----------       ----------    ----------
UNIT TRANSACTIONS:
  Purchases..............        440,515        1,393,155     1,439,364
  Net transfers..........     (1,016,589)       1,122,537      (378,928)
  Surrenders for benefit
   payments and fees.....        (63,215)        (335,460)     (111,423)
  Net loan activity......         (9,580)          (2,798)       (6,803)
  Cost of insurance......       (309,156)        (660,950)     (746,651)
                             -----------       ----------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (958,025)       1,516,484       195,559
                             -----------       ----------    ----------
  Net increase (decrease)
   in net assets.........       (504,763)       3,349,347       531,843
NET ASSETS:
  Beginning of year......      2,731,424        5,950,278     6,027,077
                             -----------       ----------    ----------
  End of year............    $ 2,226,661       $9,299,625    $6,558,920
                             ===========       ==========    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-48 ____________________________________

                             PUTNAM VT                            PUTNAM VT
                           INTERNATIONAL      PUTNAM VT       INTERNATIONAL NEW                                   PUTNAM VT NEW
                            GROWTH AND      INTERNATIONAL       OPPORTUNITIES      PUTNAM VT     PUTNAM VT MONEY  OPPORTUNITIES
                            INCOME FUND      EQUITY FUND            FUND         INVESTORS FUND    MARKET FUND        FUND
                            SUB-ACCOUNT    SUB-ACCOUNT (E)       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ------------------  -----------------  --------------  ---------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $    79,388      $   117,241         $    8,837       $    31,289      $    12,345     $   --
  Capital gains income...       --              --                 --                 --              --               --
  Net realized gain
   (loss) on security
   transactions..........       296,710           77,259            (45,395)         (773,585)        --                 3,952
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     1,094,386        2,911,255            485,717         1,620,704         --             2,326,589
                            -----------      -----------         ----------       -----------      -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,470,484        3,105,755            449,159           878,408           12,345       2,330,541
                            -----------      -----------         ----------       -----------      -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............       476,958        2,514,390            275,612           743,319          357,140       2,275,094
  Net transfers..........    (1,320,345)        (268,349)          (801,921)       (2,701,490)      (1,207,613)     (2,346,096)
  Surrenders for benefit
   payments and fees.....      (181,326)        (260,695)           (26,853)          (54,163)         (18,198)       (403,684)
  Net loan activity......        (9,435)         (67,627)            (3,149)           (2,621)          (8,490)         (2,271)
  Cost of insurance......      (379,941)      (1,167,566)          (189,297)         (401,973)        (229,490)       (998,778)
                            -----------      -----------         ----------       -----------      -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (1,414,089)         750,153           (745,608)       (2,416,928)      (1,106,651)     (1,475,735)
                            -----------      -----------         ----------       -----------      -----------     -----------
  Net increase (decrease)
   in net assets.........        56,395        3,855,908           (296,449)       (1,538,520)      (1,094,306)        854,806
NET ASSETS:
  Beginning of year......     4,046,199        9,558,393          1,404,375         3,903,397        1,745,748       7,148,145
                            -----------      -----------         ----------       -----------      -----------     -----------
  End of year............   $ 4,102,594      $13,414,301         $1,107,926       $ 2,364,877      $   651,442     $ 8,002,951
                            ===========      ===========         ==========       ===========      ===========     ===========

(e) Formerly Putnam VT International Growth Fund Sub-Account. Change effective April 30, 2003.

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                          PUTNAM VT OTC &  PUTNAM VT THE
                           PUTNAM VT NEW  EMERGING GROWTH  GEORGE PUTNAM
                            VALUE FUND         FUND        FUND OF BOSTON
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ---------------  --------------
OPERATIONS:
  Net investment income
   (loss)................   $   102,393     $  --           $    84,780
  Capital gains income...       --             --               --
  Net realized gain
   (loss) on security
   transactions..........       (60,761)       122,374           96,508
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     1,566,024        500,858          258,463
                            -----------     ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,607,656        623,232          439,751
                            -----------     ----------      -----------
UNIT TRANSACTIONS:
  Purchases..............       942,269        483,133          377,755
  Net transfers..........    (3,385,585)      (976,698)      (1,161,670)
  Surrenders for benefit
   payments and fees.....       (79,212)       (53,586)        (116,580)
  Net loan activity......        (9,590)       --                  (966)
  Cost of insurance......      (562,261)      (233,696)        (347,221)
                            -----------     ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (3,094,379)      (780,847)      (1,248,682)
                            -----------     ----------      -----------
  Net increase (decrease)
   in net assets.........    (1,486,723)      (157,615)        (808,931)
NET ASSETS:
  Beginning of year......     6,276,853      1,676,532        2,520,767
                            -----------     ----------      -----------
  End of year............   $ 4,790,130     $1,518,917      $ 1,711,836
                            ===========     ==========      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-50 ____________________________________

                                                                                PUTNAM VT
                              PUTNAM VT                                          CAPITAL
                           UTILITIES GROWTH  PUTNAM VT VISTA   PUTNAM VT      OPPORTUNITIES     PUTNAM VT EQUITY  GROWTH AND
                           AND INCOME FUND        FUND        VOYAGER FUND         FUND           INCOME FUND       INCOME
                             SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)   SUB-ACCOUNT
                           ----------------  ---------------  ------------  ------------------  ----------------  -----------
OPERATIONS:
  Net investment income
   (loss)................    $    99,772       $  --          $   123,326        $  7,238           $  1,483        $    70
  Capital gains income...       --                --              --             --                  --              --
  Net realized gain
   (loss) on security
   transactions..........       (164,290)         (208,744)       157,475        --                      626             15
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        575,994         1,126,803      4,262,803           1,654             26,775          3,803
                             -----------       -----------    -----------        --------           --------        -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        511,476           918,059      4,543,604           8,892             28,884          3,888
                             -----------       -----------    -----------        --------           --------        -------
UNIT TRANSACTIONS:
  Purchases..............        361,642           643,788      4,089,517          55,028             45,011          1,173
  Net transfers..........     (1,047,979)       (2,553,259)    (1,256,964)        287,746            252,450         23,651
  Surrenders for benefit
   payments and fees.....       (138,206)          (76,162)      (866,779)             (1)                (6)             1
  Net loan activity......         (3,399)          (14,955)        11,766        --                  --              --
  Cost of insurance......       (272,284)         (392,808)    (2,233,972)         (4,019)            (6,253)        (2,787)
                             -----------       -----------    -----------        --------           --------        -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (1,100,226)       (2,393,396)      (256,432)        338,754            291,202         22,038
                             -----------       -----------    -----------        --------           --------        -------
  Net increase (decrease)
   in net assets.........       (588,750)       (1,475,337)     4,287,172         347,646            320,086         25,926
NET ASSETS:
  Beginning of year......      2,300,940         3,483,518     17,595,860        --                  --                 900
                             -----------       -----------    -----------        --------           --------        -------
  End of year............    $ 1,712,190       $ 2,008,181    $21,883,032        $347,646           $320,086        $26,826
                             ===========       ===========    ===========        ========           ========        =======

(a)  From inception, June 23, 2003 to December 31, 2003.

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002

                           AMERICAN FUNDS                  AMERICAN FUNDS
                           GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME
                                FUND        GROWTH FUND         FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $   10,279     $     2,833     $   143,219
  Capital gains income...       --              --              --
  Net realized gain
   (loss) on security
   transactions..........           287         (21,730)           (649)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (182,927)     (1,551,271)     (2,123,788)
                             ----------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (172,361)     (1,570,168)     (1,981,218)
                             ----------     -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............       460,863       2,327,480       2,972,968
  Net transfers..........     1,068,346       4,882,307       8,042,330
  Surrenders for benefit
   payments and fees.....        (5,573)        (76,603)        (96,760)
  Net loan activity......        (4,590)        (11,458)         (7,069)
  Cost of insurance......      (165,557)       (848,786)     (1,254,159)
                             ----------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,353,489       6,272,940       9,657,310
                             ----------     -----------     -----------
  Net increase (decrease)
   in net assets.........     1,181,128       4,702,772       7,676,092
NET ASSETS:
  Beginning of year......       788,873       3,965,026       6,646,437
                             ----------     -----------     -----------
  End of year............    $1,970,001     $ 8,667,798     $14,322,529
                             ==========     ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-52 ____________________________________

                           AMERICAN FUNDS
                            GLOBAL SMALL                                             FIDELITY VIP   FRANKLIN MUTUAL
                           CAPITALIZATION  FIDELITY VIP ASSET  FIDELITY VIP EQUITY-    OVERSEAS    SHARES SECURITIES
                                FUND       MANAGER PORTFOLIO       INCOME FUND        PORTFOLIO          FUND
                            SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT (D)
                           --------------  ------------------  --------------------  ------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................    $    6,480        $  124,152          $   149,052        $   22,122       $--
  Capital gains income...       --               --                    202,876           --            --
  Net realized gain
   (loss) on security
   transactions..........           646           (19,100)               1,789            91,081            (6)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (224,816)         (415,039)          (2,062,791)         (717,909)          (38)
                             ----------        ----------          -----------        ----------        ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (217,690)         (309,987)          (1,709,074)         (604,706)          (44)
                             ----------        ----------          -----------        ----------        ------
UNIT TRANSACTIONS:
  Purchases..............       280,184           715,047            2,055,486           886,214       --
  Net transfers..........       583,158           139,739            2,549,650           (15,051)        1,084
  Surrenders for benefit
   payments and fees.....        (2,108)         (132,417)            (108,103)         (162,707)      --
  Net loan activity......       --                 (3,253)            (118,894)           (1,528)      --
  Cost of insurance......      (102,790)         (376,626)          (1,143,410)         (340,799)         (120)
                             ----------        ----------          -----------        ----------        ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       758,444           342,490            3,234,729           366,129           964
                             ----------        ----------          -----------        ----------        ------
  Net increase (decrease)
   in net assets.........       540,754            32,503            1,525,655          (238,577)          920
NET ASSETS:
  Beginning of year......       641,927         3,387,167            9,148,333         3,235,087       --
                             ----------        ----------          -----------        ----------        ------
  End of year............    $1,182,681        $3,419,670          $10,673,988        $2,996,510        $  920
                             ==========        ==========          ===========        ==========        ======


                               TEMPLETON
                           GROWTH SECURITIES  HARTFORD ADVISERS
                                 FUND             HLS FUND
                            SUB-ACCOUNT (D)      SUB-ACCOUNT
                           -----------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................      $--               $ 1,052,535
  Capital gains income...      --                   --
  Net realized gain
   (loss) on security
   transactions..........          (25)               (5,445)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (191)           (6,184,772)
                                ------           -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         (216)           (5,137,682)
                                ------           -----------
UNIT TRANSACTIONS:
  Purchases..............      --                  8,290,057
  Net transfers..........        2,168             4,046,349
  Surrenders for benefit
   payments and fees.....                           (360,687)
  Net loan activity......      --                   (177,894)
  Cost of insurance......         (228)           (4,076,307)
                                ------           -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        1,940             7,721,518
                                ------           -----------
  Net increase (decrease)
   in net assets.........        1,724             2,583,836
NET ASSETS:
  Beginning of year......      --                 33,202,008
                                ------           -----------
  End of year............       $1,724           $35,785,844
                                ======           ===========

(d)  From inception, April 1, 2002 to December 31, 2002.

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                          HARTFORD CAPITAL  HARTFORD DIVIDEND
                           HARTFORD BOND  APPRECIATION HLS   AND GROWTH HLS
                             HLS FUND           FUND              FUND
                            SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT
                           -------------  ----------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................   $   711,544     $   262,165        $   313,607
  Capital gains income...       207,894        --                  986,779
  Net realized gain
   (loss) on security
   transactions..........         2,348          (5,393)           (80,378)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       967,895      (8,689,851)        (4,190,567)
                            -----------     -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,889,681      (8,433,079)        (2,970,559)
                            -----------     -----------        -----------
UNIT TRANSACTIONS:
  Purchases..............     3,276,174       9,680,008          4,487,569
  Net transfers..........     6,686,983       5,582,080          2,431,899
  Surrenders for benefit
   payments and fees.....      (217,539)       (961,502)          (212,596)
  Net loan activity......        (7,103)        (72,009)           (51,050)
  Cost of insurance......    (1,915,210)     (4,689,308)        (2,361,062)
                            -----------     -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     7,823,305       9,539,269          4,294,760
                            -----------     -----------        -----------
  Net increase (decrease)
   in net assets.........     9,712,986       1,106,190          1,324,201
NET ASSETS:
  Beginning of year......    13,487,472      38,153,415         18,638,193
                            -----------     -----------        -----------
  End of year............   $23,200,458     $39,259,605        $19,962,394
                            ===========     ===========        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-54 ____________________________________

                                                                                                                 HARTFORD
                           HARTFORD GLOBAL  HARTFORD GLOBAL  HARTFORD GLOBAL  HARTFORD GROWTH                  INTERNATIONAL
                            ADVISERS HLS      LEADERS HLS    TECHNOLOGY HLS     AND INCOME     HARTFORD INDEX  OPPORTUNITIES
                                FUND             FUND             FUND           HLS FUND         HLS FUND       HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ---------------  ---------------  ---------------  --------------  -------------
OPERATIONS:
  Net investment income
   (loss)................    $      537        $   4,772        $--             $    22,013     $    470,387    $   125,558
  Capital gains income...           725          --              --                --              1,509,964        --
  Net realized gain
   (loss) on security
   transactions..........        (2,597)         (76,978)            (51)            (3,310)         (42,582)        95,026
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (106,757)        (109,209)        (49,574)        (1,627,727)     (12,422,690)    (1,300,046)
                             ----------        ---------        --------        -----------     ------------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (108,092)        (181,415)        (49,625)        (1,609,024)     (10,484,921)    (1,079,462)
                             ----------        ---------        --------        -----------     ------------    -----------
UNIT TRANSACTIONS:
  Purchases..............       352,177          173,444          43,532          1,316,548        7,282,319      1,193,085
  Net transfers..........       344,429         (167,195)         58,193             40,695        4,115,716       (875,558)
  Surrenders for benefit
   payments and fees.....          (793)          24,943             (98)           (72,349)        (570,490)      (122,289)
  Net loan activity......       (50,682)         --              --                 (10,310)        (359,314)       (25,431)
  Cost of insurance......      (134,705)         (61,442)        (15,009)          (725,118)      (4,094,328)      (653,457)
                             ----------        ---------        --------        -----------     ------------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       510,426          (30,250)         86,618            549,466        6,373,903       (483,650)
                             ----------        ---------        --------        -----------     ------------    -----------
  Net increase (decrease)
   in net assets.........       402,334         (211,665)         36,993         (1,059,558)      (4,111,018)    (1,563,112)
NET ASSETS:
  Beginning of year......       937,989          742,887          99,466          6,195,973       42,472,538      7,261,663
                             ----------        ---------        --------        -----------     ------------    -----------
  End of year............    $1,340,323        $ 531,222        $136,459        $ 5,136,415     $ 38,361,520    $ 5,698,551
                             ==========        =========        ========        ===========     ============    ===========


                           HARTFORD MIDCAP
                              HLS FUND
                             SUB-ACCOUNT
                           ---------------
OPERATIONS:
  Net investment income
   (loss)................    $    23,228
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........       (201,525)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (2,818,767)
                             -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (2,997,064)
                             -----------
UNIT TRANSACTIONS:
  Purchases..............      4,066,451
  Net transfers..........      5,184,468
  Surrenders for benefit
   payments and fees.....       (326,467)
  Net loan activity......        (28,655)
  Cost of insurance......     (2,191,265)
                             -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      6,704,532
                             -----------
  Net increase (decrease)
   in net assets.........      3,707,468
NET ASSETS:
  Beginning of year......     16,500,241
                             -----------
  End of year............    $20,207,709
                             ===========

_____________________________________ SA-55 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                               HARTFORD
                                               MORTGAGE     HARTFORD SMALL
                           HARTFORD MONEY   SECURITIES HLS   COMPANY HLS
                           MARKET HLS FUND       FUND            FUND
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................   $    779,440      $  122,902     $   --
  Capital gains income...          3,650         --              --
  Net realized gain
   (loss) on security
   transactions..........       --                  (676)        (42,508)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --               154,352      (2,626,628)
                            ------------      ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        783,090         276,578      (2,669,136)
                            ------------      ----------     -----------
UNIT TRANSACTIONS:
  Purchases..............     72,401,033         826,122       1,736,369
  Net transfers..........    (54,838,929)      2,061,054       1,258,290
  Surrenders for benefit
   payments and fees.....     (6,515,801)        (45,691)       (129,876)
  Net loan activity......       (666,289)        (65,907)        (19,458)
  Cost of insurance......     (6,034,305)       (352,473)       (843,385)
                            ------------      ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      4,345,709       2,423,105       2,001,940
                            ------------      ----------     -----------
  Net increase (decrease)
   in net assets.........      5,128,799       2,699,683        (667,196)
NET ASSETS:
  Beginning of year......     51,024,339       2,463,338       7,818,106
                            ------------      ----------     -----------
  End of year............   $ 56,153,138      $5,163,021     $ 7,150,910
                            ============      ==========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-56 ____________________________________

                                                   CORE
                           HARTFORD STOCK       PLUS FIXED                                   HIGH
                              HLS FUND            INCOME              TECHNOLOGY            YIELD           MID-CAP VALUE
                            SUB-ACCOUNT     SUB-ACCOUNT (A)(D)     SUB-ACCOUNT (D)     SUB-ACCOUNT (D)     SUB-ACCOUNT (D)
                           --------------  ---------------------  ------------------  ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................   $    398,621          $   52              $--                    $ 49             $--
  Capital gains income...       --                     5              --                  --                   --
  Net realized gain
   (loss) on security
   transactions..........        (41,465)              2                   (7)                  1                  (11)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (11,241,909)            (19)                 (39)                (25)                 (66)
                            ------------          ------                 ----                ----               ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (10,884,753)             40                  (46)                 25                  (77)
                            ------------          ------                 ----                ----               ------
UNIT TRANSACTIONS:
  Purchases..............     10,523,682        --                    --                  --                   --
  Net transfers..........       (213,683)          1,626                  542                 542                1,084
  Surrenders for benefit
   payments and fees.....       (805,758)             (1)             --                  --                        (1)
  Net loan activity......       (134,749)       --                    --                  --                   --
  Cost of insurance......     (4,914,320)           (191)                 (56)                (64)                (115)
                            ------------          ------                 ----                ----               ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      4,455,172           1,434                  486                 478                  968
                            ------------          ------                 ----                ----               ------
  Net increase (decrease)
   in net assets.........     (6,429,581)          1,474                  440                 503                  891
NET ASSETS:
  Beginning of year......     41,637,157        --                    --                  --                   --
                            ------------          ------                 ----                ----               ------
  End of year............   $ 35,207,576          $1,474                 $440                $503               $  891
                            ============          ======                 ====                ====               ======


                                                     VALUE-
                              MONEY MARKET        ADDED MARKET
                            SUB-ACCOUNT (D)     SUB-ACCOUNT (D)
                           ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................       $     23           $--
  Capital gains income...       --                  --
  Net realized gain
   (loss) on security
   transactions..........       --                      (10)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --                      (61)
                                --------             ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............             23                (71)
                                --------             ------
UNIT TRANSACTIONS:
  Purchases..............        101,581            --
  Net transfers..........        (10,839)             1,084
  Surrenders for benefit
   payments and fees.....             (1)           --
  Net loan activity......       --                  --
  Cost of insurance......         (3,528)              (116)
                                --------             ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         87,213                968
                                --------             ------
  Net increase (decrease)
   in net assets.........         87,236                897
NET ASSETS:
  Beginning of year......       --                  --
                                --------             ------
  End of year............       $ 87,236             $  897
                                ========             ======

(a)  Formerly Fixed Income Sub-Account. Change effective May 1, 2002.
(d)  From inception, April 1, 2002 to December 31, 2002.

_____________________________________ SA-57 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                            PUTNAM VT   PUTNAM VT GLOBAL
                           DIVERSIFIED  ASSET ALLOCATION  PUTNAM VT GLOBAL
                           INCOME FUND        FUND          EQUITY FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT (B)
                           -----------  ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................  $   83,882      $   30,096       $    14,564
  Capital gains income...      --            --                --
  Net realized gain
   (loss) on security
   transactions..........     (10,843)           (265)          (14,275)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      16,034        (251,714)       (1,263,480)
                           ----------      ----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      89,073        (221,883)       (1,263,191)
                           ----------      ----------       -----------
UNIT TRANSACTIONS:
  Purchases..............     320,094         318,674         1,281,256
  Net transfers..........   1,601,585         368,462          (398,385)
  Surrenders for benefit
   payments and fees.....     (73,060)        (67,593)          (94,239)
  Net loan activity......     (12,163)       --                  (8,769)
  Cost of insurance......    (183,168)       (180,925)         (559,179)
                           ----------      ----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   1,653,288         438,618           220,684
                           ----------      ----------       -----------
  Net increase (decrease)
   in net assets.........   1,742,361         216,735        (1,042,507)
NET ASSETS:
  Beginning of year......     851,293       1,610,751         5,502,001
                           ----------      ----------       -----------
  End of year............  $2,593,654      $1,827,486       $ 4,459,494
                           ==========      ==========       ===========

(b) Formerly Putnam VT Global Growth Fund Sub-Account. Change effective October 15, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-58 ____________________________________

                                                                                           PUTNAM VT
                             PUTNAM VT                                                   INTERNATIONAL      PUTNAM VT
                            GROWTH AND    PUTNAM VT HEALTH  PUTNAM VT HIGH   PUTNAM VT    GROWTH AND      INTERNATIONAL
                            INCOME FUND    SCIENCES FUND      YIELD FUND    INCOME FUND   INCOME FUND      GROWTH FUND
                            SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT (C)
                           -------------  ----------------  --------------  -----------  -------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................   $   475,850      $    1,888       $  500,212    $  224,482     $   22,827      $    96,482
  Capital gains income...       --             --                --             --            --              --
  Net realized gain
   (loss) on security
   transactions..........      (317,483)        (18,705)          (2,331)        2,289         82,690         (571,496)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (4,498,654)       (649,066)        (507,009)      185,796       (517,050)      (1,322,445)
                            -----------      ----------       ----------    ----------     ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (4,340,287)       (665,883)          (9,128)      412,567       (411,533)      (1,797,459)
                            -----------      ----------       ----------    ----------     ----------      -----------
UNIT TRANSACTIONS:
  Purchases..............     4,209,886         753,351          902,736     1,215,567        927,577        2,695,736
  Net transfers..........    (1,001,714)        184,457        1,554,369       975,315        715,927          725,535
  Surrenders for benefit
   payments and fees.....      (442,069)        (89,742)         (43,003)      (44,579)        14,576          (28,295)
  Net loan activity......      (234,322)         (5,292)          (2,330)       (7,568)          (363)         (26,644)
  Cost of insurance......    (2,192,571)       (380,064)        (495,529)     (547,740)      (398,982)      (1,155,827)
                            -----------      ----------       ----------    ----------     ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       339,210         462,710        1,916,243     1,590,995      1,258,735        2,210,505
                            -----------      ----------       ----------    ----------     ----------      -----------
  Net increase (decrease)
   in net assets.........    (4,001,077)       (203,173)       1,907,115     2,003,562        847,202          413,046
NET ASSETS:
  Beginning of year......    22,152,962       2,934,597        4,043,163     4,023,515      3,198,997        9,145,347
                            -----------      ----------       ----------    ----------     ----------      -----------
  End of year............   $18,151,885      $2,731,424       $5,950,278    $6,027,077     $4,046,199      $ 9,558,393
                            ===========      ==========       ==========    ==========     ==========      ===========

                               PUTNAM VT
                           INTERNATIONAL NEW
                             OPPORTUNITIES
                                 FUND
                              SUB-ACCOUNT
                           -----------------
OPERATIONS:
  Net investment income
   (loss)................     $   14,053
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........         63,695
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (220,715)
                              ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (142,967)
                              ----------
UNIT TRANSACTIONS:
  Purchases..............        653,871
  Net transfers..........       (400,895)
  Surrenders for benefit
   payments and fees.....        (20,075)
  Net loan activity......           (940)
  Cost of insurance......       (258,389)
                              ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (26,428)
                              ----------
  Net increase (decrease)
   in net assets.........       (169,395)
NET ASSETS:
  Beginning of year......      1,573,770
                              ----------
  End of year............     $1,404,375
                              ==========

(c) Effective October 15, 2002, Putnam VT Asia Pacific Growth Fund Sub-Account merged with Putnam VT International Growth Fund Sub-Account.

_____________________________________ SA-59 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                            PUTNAM VT NEW
                             PUTNAM VT     PUTNAM VT MONEY  OPPORTUNITIES
                           INVESTORS FUND    MARKET FUND        FUND
                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  ---------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $    16,185      $   28,213      $   --
  Capital gains income...       --              --               --
  Net realized gain
   (loss) on security
   transactions..........      (112,281)        --               (94,413)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,008,379)        --            (2,974,647)
                            -----------      ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (1,104,475)         28,213       (3,069,060)
                            -----------      ----------      -----------
UNIT TRANSACTIONS:
  Purchases..............     1,324,605         812,411        2,867,759
  Net transfers..........      (267,862)       (165,580)        (271,820)
  Surrenders for benefit
   payments and fees.....      (154,229)        (40,315)        (204,546)
  Net loan activity......        (6,045)        --               (26,946)
  Cost of insurance......      (516,093)       (237,168)      (1,149,907)
                            -----------      ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       380,376         369,348        1,214,540
                            -----------      ----------      -----------
  Net increase (decrease)
   in net assets.........      (724,099)        397,561       (1,854,520)
NET ASSETS:
  Beginning of year......     4,627,496       1,348,187        9,002,665
                            -----------      ----------      -----------
  End of year............   $ 3,903,397      $1,745,748      $ 7,148,145
                            ===========      ==========      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-60 ____________________________________

                                          PUTNAM VT OTC &  PUTNAM VT THE      PUTNAM VT
                           PUTNAM VT NEW  EMERGING GROWTH  GEORGE PUTNAM   UTILITIES GROWTH  PUTNAM VT VISTA   PUTNAM VT
                            VALUE FUND         FUND        FUND OF BOSTON  AND INCOME FUND        FUND        VOYAGER FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  ---------------  --------------  ----------------  ---------------  ------------
OPERATIONS:
  Net investment income
   (loss)................   $   270,100     $  --            $   41,066       $   81,852       $  --          $   175,832
  Capital gains income...       --             --               --              --                --              --
  Net realized gain
   (loss) on security
   transactions..........      (174,576)       (55,148)          (2,288)         (32,567)          (28,707)      (304,879)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,282,129)      (687,669)        (228,990)        (741,210)       (1,289,334)    (6,367,512)
                            -----------     ----------       ----------       ----------       -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (1,186,605)      (742,817)        (190,212)        (691,925)       (1,318,041)    (6,496,559)
                            -----------     ----------       ----------       ----------       -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............     1,065,865        876,837          558,084          576,054         1,233,696      5,995,829
  Net transfers..........     1,265,584       (278,709)       1,118,448          293,334           (95,927)    (1,553,210)
  Surrenders for benefit
   payments and fees.....       (86,661)       (20,637)         (30,822)         (26,697)          (10,328)      (220,063)
  Net loan activity......        (9,711)        (1,844)         --              (121,657)           (7,778)      (185,856)
  Cost of insurance......      (655,810)      (257,980)        (268,254)        (325,903)         (516,665)    (2,564,436)
                            -----------     ----------       ----------       ----------       -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,579,267        317,667        1,377,456          395,131           602,998      1,472,264
                            -----------     ----------       ----------       ----------       -----------    -----------
  Net increase (decrease)
   in net assets.........       392,662       (425,150)       1,187,244         (296,794)         (715,043)    (5,024,295)
NET ASSETS:
  Beginning of year......     5,884,191      2,101,682        1,333,523        2,597,734         4,198,561     22,620,155
                            -----------     ----------       ----------       ----------       -----------    -----------
  End of year............   $ 6,276,853     $1,676,532       $2,520,767       $2,300,940       $ 3,483,518    $17,595,860
                            ===========     ==========       ==========       ==========       ===========    ===========


                               GROWTH AND
                                 INCOME
                            SUB-ACCOUNT (D)
                           ------------------
OPERATIONS:
  Net investment income
   (loss)................      $--
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........           (10)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................           (58)
                                 ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           (68)
                                 ------
UNIT TRANSACTIONS:
  Purchases..............       --
  Net transfers..........         1,084
  Surrenders for benefit
   payments and fees.....             1
  Net loan activity......       --
  Cost of insurance......          (117)
                                 ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........           968
                                 ------
  Net increase (decrease)
   in net assets.........           900
NET ASSETS:
  Beginning of year......       --
                                 ------
  End of year............        $  900
                                 ======

(d)  From inception, April 1, 2002 to December 31, 2002.

_____________________________________ SA-61 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

 1.  ORGANIZATION:

    Separate Account VL II (the "Account") is a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and loses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2003.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    DEDUCTIONS AND CHARGES FROM THE ACCOUNT VALUE--On the policy date and on each subsequent monthly activity date, the Company will deduct from the Account an amount to cover mortality and expense risk charges, cost of insurance, administrative charges and any other benefits provided by the rider. These charges, which may vary from month to month in accordance which the terms of the contracts, are deducted through termination of units of interest from applicable contract owners' accounts.

_____________________________________ SA-62 ____________________________________

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2003 were as follows:

                                           PURCHASES      PROCEEDS
FUND                                        AT COST      FROM SALES
----                                      ------------  ------------
AIM V.I. Mid Cap Core Equity Fund.......  $    177,682  $      1,580
AIM V.I. Premier Equity Fund............        51,903           896
American Funds Asset Allocation Fund....     2,967,909        25,073
American Funds Blue Chip Income and
 Growth Fund............................     2,307,402       193,442
American Funds Bond Fund................     1,621,106        33,775
American Funds Global Growth Fund.......     4,209,717       229,690
American Funds Growth Fund..............    15,489,862     3,539,346
American Funds Growth-Income Fund.......    12,821,466     1,587,320
American Funds International Fund.......     4,506,645       217,686
American Funds New World Fund...........       351,703        29,626
American Funds Global Small
 Capitalization Fund....................     4,912,116     1,553,941
Fidelity VIP Asset Manager Portfolio....     1,929,444     1,986,323
Fidelity VIP Equity-Income Portfolio....     4,081,877     1,957,544
Fidelity VIP Overseas Portfolio.........     2,411,917     3,729,524
Franklin Small Cap Fund.................        16,805         3,827
Franklin Small Cap Value Securities
 Fund...................................       494,785         6,647
Franklin Strategic Income Securities
 Fund...................................        23,218        19,837
Mutual Shares Securities Fund...........       888,407        33,840
Templeton Developing Markets Securities
 Fund...................................         2,771           228
Templeton Growth Securities Fund........         4,393           738
Hartford Advisers HLS Fund..............     8,232,666     3,120,895
Hartford Bond HLS Fund..................    13,624,974     4,689,735
Hartford Capital Appreciation HLS
 Fund...................................     9,116,019     3,974,902
Hartford Dividend and Growth HLS Fund...     8,251,506     3,403,092
Hartford Global Advisers HLS Fund.......       275,734       922,191
Hartford Global Leaders HLS Fund........       195,129       374,713
Hartford Global Technology HLS Fund.....     1,243,058     1,165,138
Hartford Disciplined Equity HLS Fund....     1,509,745       732,535
Hartford Growth Opportunities HLS
 Fund...................................     2,155,952        60,687
Hartford Index HLS Fund.................     9,703,708     5,636,327
Hartford International Small Company HLS
 Fund...................................       522,724         6,478
Hartford International Opportunities HLS
 Fund...................................     3,409,033     1,714,182
Hartford MidCap HLS Fund................     9,213,729     3,920,183
Hartford MidCap Value HLS Fund..........     1,025,010        10,744
Hartford Money Market HLS Fund..........    43,324,646    49,106,649
Hartford Mortgage Securities HLS Fund...     3,455,981     1,863,600
Hartford Small Company HLS Fund.........     6,506,836     3,734,254
Hartford Stock HLS Fund.................     6,684,669     3,365,547
Hartford Value Opportunities HLS Fund...       873,976        11,756
MFS New Discovery Series................        93,180           724
MFS Total Return Series.................       873,618         8,960
Core Plus Fixed Income..................        46,717        18,506
Emerging Markets Debt...................         3,049           258
Emerging Markets Equity.................         3,256             0
Technology..............................           587           189
High Yield..............................         7,225           434

_____________________________________ SA-63 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                           PURCHASES      PROCEEDS
FUND                                        AT COST      FROM SALES
----                                      ------------  ------------
U.S. Mid Cap Value......................  $     19,991  $      1,739
American Opportunities..................         7,309         1,047
Balanced Growth.........................         4,158         2,941
Flexible Income.........................         4,918           666
Dividend Growth.........................         7,497         3,338
Money Market............................       485,099       230,430
Value-Added Market......................        18,858         1,836
Putnam VT Diversified Income Fund.......     3,548,334     3,430,955
Putnam VT Global Asset Allocation
 Fund...................................       206,407       976,689
Putnam VT Global Equity Fund............     1,953,099     2,138,490
Putnam VT Growth and Income Fund........     2,859,445     5,270,895
Putnam VT Health Sciences Fund..........       384,667     1,320,701
Putnam VT High Yield Fund...............     5,285,368     2,952,248
Putnam VT Income Fund...................     3,203,993     2,653,349
Putnam VT International Growth and
 Income Fund............................     1,848,726     3,183,362
Putnam VT International Equity Fund.....     2,864,422     1,996,705
Putnam VT International New
 Opportunities Fund.....................       670,073     1,406,880
Putnam VT Investors Fund................       634,867     3,020,482
Putnam VT Money Market Fund.............       830,252     1,924,037
Putnam VT New Opportunities Fund........     1,487,721     2,963,076
Putnam VT New Value Fund................     1,248,920     4,240,772
Putnam VT OTC & Emerging Growth Fund....     1,906,241     2,687,151
Putnam VT The George Putnam Fund of
 Boston.................................       909,643     2,073,546
Putnam VT Utilities Growth and Income
 Fund...................................     1,814,526     2,815,016
Putnam VT Vista Fund....................       522,647     2,915,974
Putnam VT Voyager Fund..................     3,032,791     3,164,319
Putnam VT Capital Opportunities Fund....       347,462         1,469
Putnam VT Equity Income Fund............       366,466        73,782
Growth and Income Portfolio.............        24,371         2,263
                                          ------------  ------------
                                          $226,122,126  $154,447,720
                                          ============  ============

_____________________________________ SA-64 ____________________________________

 5.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2003 were as follows:

                                       UNITS       UNITS             NET
FUND                                   ISSUED     REDEEMED   INCREASE (DECREASE)
----                                 ----------  ----------  -------------------
AIM V.I. Mid Cap Core Equity
 Fund..............................      16,525         299           16,226
AIM V.I. Premier Equity Fund.......       4,823          95            4,728
American Funds Asset Allocation
 Fund..............................     286,286       7,623          278,663
American Funds Blue Chip Income and
 Growth Fund.......................     222,390      26,840          195,550
American Funds Bond Fund...........     164,440       6,498          157,942
American Funds Global Growth
 Fund..............................   6,002,665   1,143,339        4,859,326
American Funds Growth Fund.........  25,862,300   9,173,602       16,688,698
American Funds Growth-Income
 Fund..............................  16,727,685   4,976,268       11,751,417
American Funds International
 Fund..............................     417,114      33,360          383,754
American Funds New World Fund......      32,566       3,486           29,080
American Funds Global Small
 Capitalization Fund...............   6,317,524   2,235,951        4,081,573
Fidelity VIP Asset Manager
 Portfolio.........................   1,176,274   1,240,157          (63,883)
Fidelity VIP Equity-Income
 Portfolio.........................   2,876,624   1,941,570          935,054
Fidelity VIP Overseas Portfolio....   2,466,166   3,406,187         (940,021)
Franklin Small Cap Fund............       1,904         434            1,470
Franklin Small Cap Value Securities
 Fund..............................      44,769       1,369           43,400
Franklin Strategic Income
 Securities Fund...................       2,006       1,724              282
Mutual Shares Securities Fund......      84,305       4,940           79,365
Templeton Developing Markets
 Securities Fund...................         258          20              238
Templeton Growth Securities Fund...         487          90              397
Hartford Advisers HLS Fund.........   5,721,140   3,996,949        1,724,191
Hartford Bond HLS Fund.............   8,306,551   4,495,792        3,810,759
Hartford Capital Appreciation HLS
 Fund..............................   4,890,695   3,610,177        1,280,518
Hartford Dividend and Growth HLS
 Fund..............................   4,736,068   3,041,300        1,694,768
Hartford Global Advisers HLS
 Fund..............................     338,231     909,329         (571,098)
Hartford Global Leaders HLS Fund...     309,672     523,782         (214,110)
Hartford Global Technology HLS
 Fund..............................   2,429,945   2,254,482          175,463
Hartford Disciplined Equity HLS
 Fund..............................   2,077,498   1,390,038          687,460
Hartford Growth Opportunities HLS
 Fund..............................     204,274      10,301          193,973
Hartford Index HLS Fund............   5,812,500   4,468,145        1,344,355
Hartford International Small
 Company HLS Fund..................      39,806       1,039           38,767
Hartford International
 Opportunities HLS Fund............   2,957,814   1,937,554        1,020,260
Hartford MidCap HLS Fund...........   6,448,534   3,953,598        2,494,936
Hartford MidCap Value HLS Fund.....      88,563       3,182           85,381
Hartford Money Market HLS Fund.....  55,112,503  59,142,790       (4,030,287)
Hartford Mortgage Securities HLS
 Fund..............................   2,045,146   1,319,969          725,177
Hartford Small Company HLS Fund....   7,253,246   4,689,064        2,564,182
Hartford Stock HLS Fund............   4,970,354   3,882,071        1,088,283
Hartford Value Opportunities HLS
 Fund..............................      79,794       2,419           77,375
MFS New Discovery Series...........       7,988         131            7,857
MFS Total Return Series............      89,508       4,269           85,239
Core Plus Fixed Income.............       4,458       1,929            2,529
Emerging Markets Debt..............         257          26              231
Emerging Markets Equity............         271           0              271
Technology.........................          73          28               45
High Yield.........................         642          51              591

_____________________________________ SA-65 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                       UNITS       UNITS             NET
FUND                                   ISSUED     REDEEMED   INCREASE (DECREASE)
----                                 ----------  ----------  -------------------
U.S. Mid Cap Value.................       2,274         231            2,043
American Opportunities.............         905         124              781
Balanced Growth....................         444         322              122
Flexible Income....................         419          56              363
Dividend Growth....................         840         381              459
Money Market.......................      61,880      36,676           25,204
Value-Added Market.................       1,991         211            1,780
Putnam VT Diversified Income
 Fund..............................     238,711     245,698           (6,987)
Putnam VT Global Asset Allocation
 Fund..............................      10,667      53,125          (42,458)
Putnam VT Global Equity Fund.......     148,388     162,749          (14,361)
Putnam VT Growth and Income Fund...     212,774     328,061         (115,287)
Putnam VT Health Sciences Fund.....      63,087     151,921          (88,834)
Putnam VT High Yield Fund..........     300,937     210,924           90,013
Putnam VT Income Fund..............     200,191     186,393           13,798
Putnam VT International Growth and
 Income Fund.......................     241,202     369,195         (127,993)
Putnam VT International Equity
 Fund..............................     447,676     356,359           91,317
Putnam VT International New
 Opportunities Fund................     112,932     189,367          (76,435)
Putnam VT Investors Fund...........     132,179     431,678         (299,499)
Putnam VT Money Market Fund........     577,989   1,301,063         (723,074)
Putnam VT New Opportunities Fund...     187,570     267,841          (80,271)
Putnam VT New Value Fund...........     146,380     380,332         (233,952)
Putnam VT OTC & Emerging Growth
 Fund..............................     456,702     583,236         (126,534)
Putnam VT The George Putnam Fund of
 Boston............................      97,900     197,290          (99,390)
Putnam VT Utilities Growth and
 Income Fund.......................     119,554     181,644          (62,090)
Putnam VT Vista Fund...............     115,216     389,043         (273,827)
Putnam VT Voyager Fund.............     259,405     261,569           (2,164)
Putnam VT Capital Opportunities
 Fund..............................      30,523       1,622           28,901
Putnam VT Equity Income Fund.......      37,756       9,593           28,163
Growth and Income..................       2,772         308            2,464

_____________________________________ SA-66 ____________________________________

    The changes in units outstanding for the year ended December 31, 2002 were as follows:

                                        UNITS        UNITS             NET
FUND                                   ISSUED      REDEEMED    INCREASE (DECREASE)
----                                 -----------  -----------  -------------------
American Funds Global Growth
 Fund..............................    2,151,598      323,267        1,828,331
American Funds Growth Fund.........   12,939,547    3,462,813        9,476,734
American Funds Growth-Income
 Fund..............................   13,766,065    2,905,582       10,860,483
American Funds Small Capitalization
 Fund..............................    1,177,051      235,836          941,215
Fidelity VIP Asset Manager
 Portfolio.........................      909,895      709,361          200,534
Fidelity VIP Equity-Income
 Portfolio.........................    2,770,323    1,045,065        1,725,258
Fidelity VIP Overseas Portfolio....   10,766,915   10,390,400          376,515
Mutual Shares Securities Fund......          121           14              107
Templeton Growth Securities Fund...          248           29              219
Hartford Advisers HLS Fund.........    6,250,743    2,980,049        3,270,694
Hartford Bond HLS Fund.............    6,680,129    2,396,312        4,283,817
Hartford Capital Appreciation HLS
 Fund..............................    6,147,782    3,142,203        3,005,579
Hartford Dividend and Growth HLS
 Fund..............................    5,529,006    3,752,484        1,776,522
Hartford Global Advisers HLS
 Fund..............................      746,548      254,851          491,697
Hartford Global Leaders HLS Fund...    1,711,234    1,808,982          (97,748)
Hartford Global Technology HLS
 Fund..............................      243,727       77,237          166,490
Hartford Growth and Income HLS
 Fund..............................    2,345,068    1,834,816          510,252
Hartford Index HLS Fund............    6,055,940    3,597,305        2,458,635
Hartford International
 Opportunities HLS Fund............    5,970,854    6,169,489         (198,635)
Hartford MidCap HLS Fund...........    7,390,793    3,906,285        3,484,508
Hartford Money Market HLS Fund.....  105,192,200  102,328,230        2,863,970
Hartford Mortgage Securities HLS
 Fund..............................    2,001,427      668,334        1,333,093
Hartford Small Company HLS Fund....    5,258,840    3,416,358        1,842,482
Hartford Stock HLS Fund............    5,814,351    4,236,089        1,578,262
Core Plus Fixed Income.............          155           18              137
Funds, Inc. Technology.............           89           10               79
High Yield.........................           60            7               53
Mid-Cap Value......................          142           16              126
Money Market.......................       10,086        1,429            8,657
Value-Added Market.................          127           15              112
Putnam VT Diversified Income
 Fund..............................      204,213       86,457          117,756
Putnam VT Global Asset Allocation
 Fund..............................       45,938       22,522           23,416
Putnam VT Global Equity Fund.......       93,559       81,765           11,794
Putnam VT Growth and Income Fund...      329,469      321,929            7,540
Putnam VT Health Sciences Fund.....      160,171      119,772           40,399
Putnam VT High Yield Fund..........      191,571       67,974          123,597
Putnam VT Income Fund..............      271,648      178,840           92,808
Putnam VT International Growth and
 Income Fund.......................    1,062,854      910,790          152,064
Putnam VT International Growth
 Fund..............................    2,781,322    2,574,895          206,427
Putnam VT International New
 Opportunities Fund................    1,079,407    1,073,765            5,642
Putnam VT Investors Fund...........      398,848      344,409           54,439
Putnam VT Money Market Fund........    1,272,130    1,023,540          248,590
Putnam VT New Opportunities Fund...      261,291      198,467           62,824
Putnam VT New Value Fund...........      480,353      366,420          113,933
Putnam VT OTC & Emerging Growth
 Fund..............................      559,915      503,653           56,262
Putnam VT The George Putnam Fund of
 Boston............................      175,687       53,891          121,796
Putnam VT Utilities Growth and
 Income Fund.......................       65,343       43,853           21,490
Putnam VT Vista Fund...............      218,878      141,315           77,563
Putnam VT Voyager Fund.............      319,080      276,375           42,705
Growth and Income..................          125           15              110

_____________________________________ SA-67 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each sub-account has outstanding units.

                                                     CONTRACT               INVESTMENT
                                          UNIT        OWNERS'     EXPENSE     INCOME      TOTAL
                             UNITS     FAIR VALUE#    EQUITY      RATIO*     RATIO**    RETURN***
                           ----------  -----------  -----------  ---------  ----------  ---------
AIM V.I. MID CAP CORE EQUITY FUND
  2003 Lowest contract
   charges                     16,226  $11.392463   $   184,858     --         --         13.93%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
AIM V.I. PREMIER EQUITY FUND
  2003 Lowest contract
   charges                      4,728   11.264791        53,258     --          0.50%     12.65%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
AMERICAN FUNDS ASSET ALLOCATION FUND
  2003 Lowest contract
   charges                    278,663   11.059916     3,081,989     --          3.86%     10.60%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND
  2003 Lowest contract
   charges                    195,550   11.598516     2,268,094     --         --         15.99%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
AMERICAN FUNDS BOND FUND
  2003 Lowest contract
   charges                    157,942   10.320517     1,630,044     --         --          3.21%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
AMERICAN FUNDS GLOBAL GROWTH FUND
  2003 Lowest contract
   charges                  7,637,190    0.959325     7,326,548     --          0.30%     35.27%
      Highest contract
      charges                       8   11.368863            91     --         --         35.27%
      Remaining contract
      charges                  --          --           --          --         --         --
  2002 Lowest contract
   charges                  2,777,873    0.709176     1,970,001     --          0.83%    (14.64)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2001 Lowest contract
   charges                    949,542    0.830793       788,873     --          0.65%    (16.92)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
AMERICAN FUNDS GROWTH FUND
  2003 Lowest contract
   charges                 31,167,773    0.818667    25,516,028     --          0.15%     36.81%
      Highest contract
      charges                   3,240   10.293163        33,350     --          0.18%     36.81%
      Remaining contract
      charges                  --          --           --          --         --         --
  2002 Lowest contract
   charges                 14,482,130    0.598421     8,666,411     --          0.05%    (24.45)%
      Highest contract
      charges                     184    7.523911         1,387     --          0.07%    (24.76)%
      Remaining contract
      charges                  --          --           --          --         --         --
  2001 Lowest contract
   charges                  5,005,581    0.792121     3,965,026     --          0.31%    (20.79)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --

_____________________________________ SA-68 ____________________________________

                                                     CONTRACT               INVESTMENT
                                          UNIT        OWNERS'     EXPENSE     INCOME      TOTAL
                             UNITS     FAIR VALUE#    EQUITY      RATIO*     RATIO**    RETURN***
                           ----------  -----------  -----------  ---------  ----------  ---------
AMERICAN FUNDS GROWTH-INCOME FUND
  2003 Lowest contract
   charges                 29,235,666  $ 1.084618   $31,709,529     --          1.25%     32.43%
      Highest contract
      charges                   2,659   10.559346        28,077     --          1.77%     32.43%
      Remaining contract
      charges                  --          --           --          --         --         --
  2002 Lowest contract
   charges                 17,486,908    0.819043    14,322,529     --          1.41%    (18.34)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2001 Lowest contract
   charges                  6,626,425     1.00302     6,646,437     --          1.00%      0.30%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
AMERICAN FUNDS INTERNATIONAL FUND
  2003 Lowest contract
   charges                      1,585   11.014339        17,458     --          2.79%     34.85%
      Highest contract
      charges                 382,169   12.555634     4,798,380     --          2.11%     25.56%
      Remaining contract
      charges                  --          --           --          --         --         --
AMERICAN FUNDS NEW WORLD FUND
  2003 Lowest contract
   charges                     29,080   12.424553       361,311     --         --         24.25%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
  2003 Lowest contract
   charges                  5,760,402    1.081533     6,230,065     --          0.53%     53.53%
      Highest contract
      charges                       4   11.675119            47     --         --         53.53%
      Remaining contract
      charges                  --          --           --          --         --         --
  2002 Lowest contract
   charges                  1,678,833    0.704466     1,182,681     --          0.70%    (19.05)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2001 Lowest contract
   charges                    737,617    0.870271       641,927     --          0.59%    (12.97)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
FIDELITY VIP ASSET MANAGER PORTFOLIO
  2003 Lowest contract
   charges                  2,026,030    1.930394     3,911,037     --          3.30%     17.98%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2002 Lowest contract
   charges                  2,089,913    1.636274     3,419,670     --          3.75%     (8.73)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2001 Lowest contract
   charges                  1,889,379    1.792741     3,387,167     --          3.73%     (4.09)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
FIDELITY VIP EQUITY-INCOME PORTFOLIO
  2003 Lowest contract
   charges                  6,921,957    2.323637    16,084,115     --          1.70%     30.33%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2002 Lowest contract
   charges                  5,986,902     1.78289    10,673,988     --          1.54%    (16.95)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2001 Lowest contract
   charges                  4,261,643    2.146668     9,148,333     --          1.59%     (4.96)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --

_____________________________________ SA-69 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                     CONTRACT               INVESTMENT
                                          UNIT        OWNERS'     EXPENSE     INCOME      TOTAL
                             UNITS     FAIR VALUE#    EQUITY      RATIO*     RATIO**    RETURN***
                           ----------  -----------  -----------  ---------  ----------  ---------
FIDELITY VIP OVERSEAS PORTFOLIO
  2003 Lowest contract
   charges                  1,762,564  $ 1.589607   $ 2,801,784     --          0.87%     43.37%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2002 Lowest contract
   charges                  2,702,585    1.108757     2,996,510     --          0.68%    (20.28)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2001 Lowest contract
   charges                  2,326,070    1.390795     3,235,087     --          4.29%    (21.17)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
FRANKLIN SMALL CAP FUND
  2003 Lowest contract
   charges                      1,471    9.938185        14,618     --         --         37.24%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
FRANKLIN SMALL CAP VALUE SECURITIES FUND
  2003 Lowest contract
   charges                     43,401   12.170997       528,232     --         --         21.71%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
FRANKLIN STRATEGIC INCOME FUND
  2003 Lowest contract
   charges                        282   12.486991         3,520     --          6.90%     20.36%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
MUTUAL SHARES SECURITIES FUND
  2003 Lowest contract
   charges                      1,504   10.798029        16,245     --          0.87%     25.15%
      Highest contract
      charges                  77,967   11.375095       886,884     --         --         13.75%
      Remaining contract
      charges                  --          --           --          --         --         --
  2002 Lowest contract
   charges                        107    8.628238           920     --         --        (13.72)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
TEMPLETON DEVELOPING SECURITIES FUND
  2003 Lowest contract
   charges                        237   13.923231         3,305     --          0.60%     53.74%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
TEMPLETON GROWTH SECURITIES FUND
  2003 Lowest contract
   charges                        616   10.420321         6,415     --          1.21%     32.14%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2002 Lowest contract
   charges                        219    7.886125         1,725     --         --        (21.14)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --

_____________________________________ SA-70 ____________________________________

                                                     CONTRACT               INVESTMENT
                                          UNIT        OWNERS'     EXPENSE     INCOME      TOTAL
                             UNITS     FAIR VALUE#    EQUITY      RATIO*     RATIO**    RETURN***
                           ----------  -----------  -----------  ---------  ----------  ---------
HARTFORD ADVISERS HLS FUND
  2003 Lowest contract
   charges                 18,064,588  $ 2.594991   $46,877,442     --          2.49%     18.49%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2002 Lowest contract
   charges                 16,340,396    2.190023    35,785,844     --          3.06%    (13.79)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2001 Lowest contract
   charges                 13,069,701     2.54038    33,202,008     --          2.96%     (4.64)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
HARTFORD BOND HLS FUND
  2003 Lowest contract
   charges                 15,708,985    2.102885    33,034,189     --          3.94%      7.85%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2002 Lowest contract
   charges                 11,898,226    1.949909    23,200,458     --          3.94%     10.08%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2001 Lowest contract
   charges                  7,614,409    1.771309    13,487,472     --          4.47%      8.68%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
HARTFORD CAPITAL APPRECIATION HLS FUND
  2003 Lowest contract
   charges                 14,965,640    4.084473    61,126,752     --          0.66%     42.38%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2002 Lowest contract
   charges                 13,685,122     2.86878    39,259,605     --          0.69%    (19.70)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2001 Lowest contract
   charges                 10,679,543     3.57257    38,153,415     --          0.76%     (6.94)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
HARTFORD DIVIDEND AND GROWTH HLS FUND
  2003 Lowest contract
   charges                 10,614,985    2.837561    30,120,666     --          1.68%     26.80%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2002 Lowest contract
   charges                  8,920,217    2.237882    19,962,394     --          1.61%    (14.23)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2001 Lowest contract
   charges                  7,143,695    2.609041    18,638,193     --          1.90%     (4.04)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
HARTFORD GLOBAL ADVISERS HLS FUND
  2003 Lowest contract
   charges                    784,196    1.209099       948,171     --          0.53%     22.26%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2002 Lowest contract
   charges                  1,355,295    0.988953     1,340,323     --          0.05%     (8.95)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2001 Lowest contract
   charges                    863,598    1.086141       937,989     --          0.96%     (6.25)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --

_____________________________________ SA-71 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                     CONTRACT               INVESTMENT
                                          UNIT        OWNERS'     EXPENSE     INCOME      TOTAL
                             UNITS     FAIR VALUE#    EQUITY      RATIO*     RATIO**    RETURN***
                           ----------  -----------  -----------  ---------  ----------  ---------
HARTFORD GLOBAL LEADERS HLS FUND
  2003 Lowest contract
   charges                    563,802  $ 0.925806   $   521,972     --          0.39%     35.57%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2002 Lowest contract
   charges                    777,912    0.682881       531,222     --          0.66%    (19.51)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2001 Lowest contract
   charges                    875,661    0.848373       742,887     --          1.32%    (15.16)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  2003 Lowest contract
   charges                    476,884    0.731126       348,662     --         --         61.50%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2002 Lowest contract
   charges                    301,422    0.452718       136,459     --         --        (38.59)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2001 Lowest contract
   charges                    134,931    0.737165        99,466     --         --        (26.28)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
HARTFORD DISCIPLINED EQUITY HLS FUND
  2003 Lowest contract
   charges                  6,288,969    1.181232     7,428,731     --          1.30%     28.82%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2002 Lowest contract
   charges                  5,601,509     0.91697     5,136,415     --          0.40%    (24.65)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2001 Lowest contract
   charges                  5,091,257    1.216983     6,195,973     --         --         (8.02)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  2003 Lowest contract
   charges                    193,973    12.07132     2,341,513     --         --         20.71%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
HARTFORD INDEX HLS FUND
  2003 Lowest contract
   charges                 18,735,804    2.826298    52,952,965     --          1.45%     28.13%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2002 Lowest contract
   charges                 17,391,449    2.205769    38,361,520     --          1.17%    (22.45)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2001 Lowest contract
   charges                 14,932,815    2.844242    42,472,538     --          0.91%    (12.31)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  2003 Lowest contract
   charges                     38,766   12.902318       500,177     --          4.25%     29.02%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --

_____________________________________ SA-72 ____________________________________

                                                     CONTRACT               INVESTMENT
                                          UNIT        OWNERS'     EXPENSE     INCOME      TOTAL
                             UNITS     FAIR VALUE#    EQUITY      RATIO*     RATIO**    RETURN***
                           ----------  -----------  -----------  ---------  ----------  ---------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  2003 Lowest contract
   charges                  5,357,506  $ 1.748699   $ 9,368,665     --          1.09%     33.10%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2002 Lowest contract
   charges                  4,337,246    1.313864     5,698,551     --          1.99%    (17.93)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2001 Lowest contract
   charges                  4,535,880    1.600938     7,261,663     --          0.12%    (18.73)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
HARTFORD MIDCAP HLS FUND
  2003 Lowest contract
   charges                 14,126,383    2.391809    33,787,610     --          0.27%     37.67%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2002 Lowest contract
   charges                 11,631,447    1.737334    20,207,709     --          0.13%    (14.22)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2001 Lowest contract
   charges                  8,146,939     2.02533    16,500,241     --         --         (3.62)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
HARTFORD MIDCAP VALUE HLS FUND
  2003 Lowest contract
   charges                     85,381   12.599619     1,075,773     --         --         26.00%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
HARTFORD MONEY MARKET HLS FUND
  2003 Lowest contract
   charges                 32,680,540    1.541051    50,362,379     --          0.75%      0.75%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2002 Lowest contract
   charges                 36,710,827    1.529607    56,153,138     --          1.44%      1.47%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2001 Lowest contract
   charges                 33,846,856    1.507506    51,024,339     --          3.58%      3.87%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
HARTFORD MORTGAGE SECURITIES HLS FUND
  2003 Lowest contract
   charges                  3,479,601    1.917343     6,671,588     --          3.06%      2.29%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2002 Lowest contract
   charges                  2,754,424    1.874447     5,163,021     --          3.39%      8.15%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2001 Lowest contract
   charges                  1,421,331     1.73312     2,463,338     --          4.58%      7.50%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --

_____________________________________ SA-73 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                     CONTRACT               INVESTMENT
                                          UNIT        OWNERS'     EXPENSE     INCOME      TOTAL
                             UNITS     FAIR VALUE#    EQUITY      RATIO*     RATIO**    RETURN***
                           ----------  -----------  -----------  ---------  ----------  ---------
HARTFORD SMALL COMPANY HLS FUND
  2003 Lowest contract
   charges                 10,332,156  $ 1.434873   $14,825,331     --         --         55.87%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2002 Lowest contract
   charges                  7,767,974    0.920563     7,150,910     --         --        (30.23)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2001 Lowest contract
   charges                  5,925,492    1.319402     7,818,106     --         --        (14.92)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
HARTFORD STOCK HLS FUND
  2003 Lowest contract
   charges                 16,244,834    2.937881    47,725,388     --          1.27%     26.47%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2002 Lowest contract
   charges                 15,156,551    2.322928    35,207,576     --          1.05%    (24.25)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2001 Lowest contract
   charges                 13,578,289    3.066451    41,637,157     --          0.84%    (12.23)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
HARTFORD VALUE OPPORTUNITIES HLS FUND
  2003 Lowest contract
   charges                     77,375   12.314438       952,829     --          0.00%     23.14%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
MFS NEW DISCOVERY SERIES
  2003 Lowest contract
   charges                      7,857   12.118057        95,216     --          0.00%     21.18%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
MFS TOTAL RETURN SERIES
  2003 Lowest contract
   charges                        913   10.736851         9,806     --         --         16.32%
      Highest contract
      charges                  84,325   10.776006       908,691     --         --          7.76%
      Remaining contract
      charges                  --          --           --          --         --         --
CORE PLUS FIXED INCOME
  2003 Lowest contract
   charges                      2,667   11.230495        29,950     --          0.10%      4.64%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2002 Lowest contract
   charges                        137   10.732654         1,474     --          7.33%      7.09%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
EMERGING MARKETS DEBT
  2003 Lowest contract
   charges                        231   13.186557         3,049     --         --         27.86%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
EMERGING MARKETS EQUITY
  2003 Lowest contract
   charges                        271   12.150534         3,296     --         --         49.67%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --

_____________________________________ SA-74 ____________________________________

                                                     CONTRACT               INVESTMENT
                                          UNIT        OWNERS'     EXPENSE     INCOME      TOTAL
                             UNITS     FAIR VALUE#    EQUITY      RATIO*     RATIO**    RETURN***
                           ----------  -----------  -----------  ---------  ----------  ---------
TECHNOLOGY
  2003 Lowest contract
   charges                        124  $ 8.257908   $     1,025     --         --         47.77%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2002 Lowest contract
   charges                         79    5.588233           440     --         --        (44.12)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
HIGH YIELD
  2003 Lowest contract
   charges                        644   11.995127         7,720     --         --         25.71%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2002 Lowest contract
   charges                         53    9.541983           503     --         20.10%     (4.58)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
U.S. MID-CAP VALUE
  2003 Lowest contract
   charges                      2,168   10.088453        21,866     --         --         41.51%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2002 Lowest contract
   charges                        125    7.129259           891     --         --        (28.71)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
AMERICAN OPPORTUNITIES
  2003 Lowest contract
   charges                        780     9.37473         7,316     --          0.17%     20.25%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
BALANCED GROWTH
  2003 Lowest contract
   charges                        122    10.36151         1,263     --          3.83%     19.51%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
FLEXIBLE INCOME
  2003 Lowest contract
   charges                        362   12.391284         4,491     --          5.00%     13.15%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
DIVIDEND GROWTH
  2003 Lowest contract
   charges                        459    9.926469         4,560     --          1.90%     27.48%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
MONEY MARKET
  2003 Lowest contract
   charges                     33,861    10.11749       342,591     --          0.37%      0.40%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2002 Lowest contract
   charges                      8,657   10.077497        87,236     --          0.59%      0.78%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --

_____________________________________ SA-75 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                     CONTRACT               INVESTMENT
                                          UNIT        OWNERS'     EXPENSE     INCOME      TOTAL
                             UNITS     FAIR VALUE#    EQUITY      RATIO*     RATIO**    RETURN***
                           ----------  -----------  -----------  ---------  ----------  ---------
VALUE-ADDED MARKET
  2003 Lowest contract
   charges                      1,893  $ 10.93459   $    20,697     --          0.69%     36.87%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2002 Lowest contract
   charges                        112    7.989207           897     --         --        (20.11)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
PUTNAM VT DIVERSIFIED INCOME FUND
  2003 Lowest contract
   charges                    173,776   17.256953     2,998,839     --          9.34%     20.27%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2002 Lowest contract
   charges                    180,764   14.348324     2,593,654     --          4.32%      6.20%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2001 Lowest contract
   charges                     63,007   13.510984       851,293     --          6.78%      3.82%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
  2003 Lowest contract
   charges                     60,441   21.674078     1,310,002     --          4.60%     22.04%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2002 Lowest contract
   charges                    102,899   17.760045     1,827,486     --          1.79%    (12.36)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2001 Lowest contract
   charges                     79,483   20.265402     1,610,751     --          1.06%     (8.35)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
PUTNAM VT GLOBAL EQUITY FUND
  2003 Lowest contract
   charges                    283,222   19.412578     5,498,074     --          1.19%     29.54%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2002 Lowest contract
   charges                    297,584   14.985684     4,459,494     --          0.30%    (22.16)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2001 Lowest contract
   charges                    285,789   19.251979     5,502,001     --         --        (29.66)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
PUTNAM VT GROWTH AND INCOME FUND
  2003 Lowest contract
   charges                        686   11.362976         7,793     --         --         13.63%
      Highest contract
      charges                 733,970   27.270997    20,016,088     --          2.17%     27.69%
      Remaining contract
      charges                  --          --           --          --         --         --
  2002 Lowest contract
   charges                    849,943   21.356598    18,151,885     --          2.33%    (18.79)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2001 Lowest contract
   charges                    842,402   26.297364    22,152,962     --          1.60%     (6.16)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --

_____________________________________ SA-76 ____________________________________

                                                     CONTRACT               INVESTMENT
                                          UNIT        OWNERS'     EXPENSE     INCOME      TOTAL
                             UNITS     FAIR VALUE#    EQUITY      RATIO*     RATIO**    RETURN***
                           ----------  -----------  -----------  ---------  ----------  ---------
PUTNAM VT HEALTH SCIENCES FUND
  2003 Lowest contract
   charges                    194,241  $11.463412   $ 2,226,661     --          0.84%     18.80%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2002 Lowest contract
   charges                    283,075    9.649126     2,731,424     --          0.07%    (20.21)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2001 Lowest contract
   charges                    242,676   12.092641     2,934,597     --          0.04%    (19.53)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
PUTNAM VT HIGH YIELD FUND
  2003 Lowest contract
   charges                    467,851   19.796707     9,261,907     --         10.46%     26.86%
      Highest contract
      charges                   3,449   10.936633        37,718     --         --          9.37%
      Remaining contract
      charges                  --          --           --          --         --         --
  2002 Lowest contract
   charges                    381,287   15.605782     5,950,278     --         11.21%     (0.54)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2001 Lowest contract
   charges                    257,689   15.690083     4,043,163     --         12.92%      3.87%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
PUTNAM VT INCOME FUND
  2003 Lowest contract
   charges                    345,789   18.928406     6,545,232     --          4.86%      4.70%
      Highest contract
      charges                   1,375     9.95349        13,688     --         --         (0.47)%
      Remaining contract
      charges                  --          --           --          --         --         --
  2002 Lowest contract
   charges                    333,366   18.079459     6,027,077     --          4.11%      8.09%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2001 Lowest contract
   charges                    240,559   16.725709     4,023,515     --          8.24%      7.53%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND
  2003 Lowest contract
   charges                    350,995   11.688479     4,102,594     --          1.77%     38.37%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2002 Lowest contract
   charges                    478,988    8.447396     4,046,199     --          0.63%    (13.67)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2001 Lowest contract
   charges                    326,924    9.785153     3,198,997     --          1.37%    (20.67)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
PUTNAM VT INTERNATIONAL EQUITY FUND
  2003 Lowest contract
   charges                     10,024   11.843322       118,723     --         --         28.89%
      Highest contract
      charges               1,107,330   12.006885    13,295,578     --         --         18.43%
      Remaining contract
      charges                  --          --           --          --         --         --
  2002 Lowest contract
   charges                  1,026,037    9.315833     9,558,393     --          0.95%    (17.52)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2001 Lowest contract
   charges                    759,789   11.294275     8,581,265     --          0.33%    (20.41)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --

_____________________________________ SA-77 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                     CONTRACT               INVESTMENT
                                          UNIT        OWNERS'     EXPENSE     INCOME      TOTAL
                             UNITS     FAIR VALUE#    EQUITY      RATIO*     RATIO**    RETURN***
                           ----------  -----------  -----------  ---------  ----------  ---------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND
  2003 Lowest contract
   charges                    110,240  $10.050111   $ 1,107,926     --          0.57%     33.59%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2002 Lowest contract
   charges                    186,675    7.523083     1,404,375     --          0.89%    (13.46)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2001 Lowest contract
   charges                    181,034    8.693232     1,573,770     --          0.00%    (28.52)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
PUTNAM VT INVESTORS FUND
  2003 Lowest contract
   charges                    272,180    8.688642     2,364,877     --          0.85%     27.25%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2002 Lowest contract
   charges                    571,679    6.827953     3,903,397     --          0.41%    (23.68)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2001 Lowest contract
   charges                    517,240    8.946510     4,627,496     --          0.09%    (24.61)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
PUTNAM VT MONEY MARKET FUND
  2003 Lowest contract
   charges                    425,287    1.531768       651,442     --          0.78%      0.76%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2002 Lowest contract
   charges                  1,148,361    1.520209     1,745,748     --          1.43%      1.46%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2001 Lowest contract
   charges                    899,771    1.498367     1,348,187     --          3.94%      4.00%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
PUTNAM VT NEW OPPORTUNITIES FUND
  2003 Lowest contract
   charges                        435   11.520422         5,015     --         --         15.20%
      Highest contract
      charges                 433,846   18.434963     7,997,936     --         --         32.70%
      Remaining contract
      charges                  --          --           --          --         --         --
  2002 Lowest contract
   charges                    514,552   13.891974     7,148,145     --         --        (30.29)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2001 Lowest contract
   charges                    451,728   19.929373     9,002,665     --         --        (29.99)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
PUTNAM VT NEW VALUE FUND
  2003 Lowest contract
   charges                    315,734   15.171400     4,790,130     --          1.78%     32.86%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2002 Lowest contract
   charges                    549,686   11.418982     6,276,853     --          4.27%    (15.44)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2001 Lowest contract
   charges                    435,752   13.503535     5,884,191     --          0.87%      3.61%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --

_____________________________________ SA-78 ____________________________________

                                                     CONTRACT               INVESTMENT
                                          UNIT        OWNERS'     EXPENSE     INCOME      TOTAL
                             UNITS     FAIR VALUE#    EQUITY      RATIO*     RATIO**    RETURN***
                           ----------  -----------  -----------  ---------  ----------  ---------
PUTNAM VT OTC & EMERGING GROWTH FUND
  2003 Lowest contract
   charges                    252,824  $  6.00779   $ 1,518,917     --         --         35.94%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2002 Lowest contract
   charges                    379,358    4.419389     1,676,532     --         --        (32.06)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2001 Lowest contract
   charges                    323,096    6.504819     2,101,682     --         --        (45.57)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
  2003 Lowest contract
   charges                    136,507   12.540269     1,711,836     --          3.11%     17.35%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2002 Lowest contract
   charges                    235,897   10.685893     2,520,767     --          2.07%     (8.57)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2001 Lowest contract
   charges                    114,102   11.687147     1,333,523     --          1.92%      0.74%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
PUTNAM VT UTILITIES GROWTH AND INCOME FUND
  2003 Lowest contract
   charges                     91,329   18.747452     1,712,190     --          4.03%     25.00%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2002 Lowest contract
   charges                    153,420   14.997690     2,300,940     --          3.46%    (23.83)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2001 Lowest contract
   charges                    131,929   19.690377     2,597,734     --          2.83%    (22.15)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
PUTNAM VT VISTA FUND
  2003 Lowest contract
   charges                    208,337    9.639100     2,008,181     --         --         33.42%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2002 Lowest contract
   charges                    482,163    7.224769     3,483,518     --         --        (30.38)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2001 Lowest contract
   charges                    404,600   10.377065     4,198,561     --         --        (33.40)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
PUTNAM VT VOYAGER FUND
  2003 Lowest contract
   charges                    798,295   27.341904    21,826,917     --          0.62%     25.16%
      Highest contract
      charges                   5,004   11.213819        56,115     --         --         12.14%
      Remaining contract
      charges                  --          --           --          --         --         --
  2002 Lowest contract
   charges                    805,463   21.845647    17,595,860     --          0.86%    (26.34)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2001 Lowest contract
   charges                    762,757   29.655765    22,620,155     --          0.11%    (22.24)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --

_____________________________________ SA-79 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                     CONTRACT               INVESTMENT
                                          UNIT        OWNERS'     EXPENSE     INCOME      TOTAL
                             UNITS     FAIR VALUE#    EQUITY      RATIO*     RATIO**    RETURN***
                           ----------  -----------  -----------  ---------  ----------  ---------
PUTNAM VT CAPITAL OPPORTUNITIES FUND
  2003 Lowest contract
   charges                     28,901  $12.028998   $   347,646     --          8.36%     20.29%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
PUTNAM VT EQUITY INCOME FUND
  2003 Lowest contract
   charges                     28,163   11.365596       320,086     --          1.00%     13.66%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
GROWTH AND INCOME
  2003 Lowest contract
   charges                      2,574   10.421916        26,826     --          0.49%     27.68%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --
  2002 Lowest contract
   charges                        110    8.162730           900     --         --        (18.37)%
      Highest contract
      charges                  --          --           --          --         --         --
      Remaining contract
      charges                  --          --           --          --         --         --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
  #  Rounded unit value.

_____________________________________ SA-80 ____________________________________

    Summary of the Account expense charges, including Mortality and Expense risk charges, Administrative charges, Issue charges, Riders (if applicable) and Annual Maintenance fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

    MORTALITY AND EXPENSE RISK CHARGES:

    The Company, will make certain deductions ranging from 0.75% to 0.80% of the contract's value for mortality and expense risks undertaken by the Company.

    These charges are a redemption of units.

    ADMINISTRATIVE CHARGES:

    The Company, will make certain deductions ranging from $10.00 to $15.00 plus $0.05 per month per $1,000 in supplemental fees for administrative services provided by the Company.

    These charges are a redemption of units.

    ISSUE CHARGE:

    The Company, will make certain deductions, $20 plus $0.05 per $1,000 of the initial face amount for issue charges.

    These charges are a redemption of units.

    RIDERS:

    The Company will make certain deductions for various Rider charges, such as Estate Protection Rider, Last Survivor Yearly Renewable Term Insurance, Single Life Yearly Renewable Life Insurance Rider. These deductions range from $0.06 to $86.13 per $1,000 of the initial face amount.

    These charges are a redemption of units.

_____________________________________ SA-81 ____________________________________

                          INDEPENDENT AUDITORS' REPORT
                     -------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory basis balance sheets of Hartford Life and Annuity Insurance Company ("the Company") as of December 31, 2003 and 2002, and the related statutory basis statements of operations, changes in capital and surplus, and of cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. The statutory balance sheets of the Company for the year ended December 31, 2001 and the related statutory statements of operations, changes in capital and surplus, and of cash flows for the year then ended were audited by other auditors whose report, dated Janauary 28, 2002, expressed an unqualified opinion on those statements and included an explanatory paragraph regarding the adoption of codification, as discussed in Note 2 to the financial statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2, the accompanying financial statements were prepared in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America are described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, the financial position of Hartford Life and Annuity Insurance Company as of December 31, 2003 and 2002, or the results of its operations or its cash flows for the years then ended in conformity with accounting principles generally accepted in the United States of America.

In our opinion, such financial statements present fairly, in all material respects, the balance sheets of Hartford Life and Annuity Insurance Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 2.

Deloitte & Touche LLP
Hartford, Connecticut
March 26, 2004

                     THIS IS A COPY OF A PREVIOUSLY ISSUED
                        ANDERSEN REPORT AND THIS REPORT
                       HAS NOT BEEN REISSUED BY ANDERSEN.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly-owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 2001 and 2000, and the related statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2001. These financial statements and the schedules referred to below are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2, these financial statements were prepared using the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which practices differs from accounting principles generally accepted in the United States.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2001. Furthermore, in our opinion, the supplemental data included in Note 2 reconciling income and capital and surplus as shown in the financial statements to income and stockholder's equity as determined in conformity with accounting principles generally accepted in the United States, present fairly, in all material respects, the information shown therein.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, and the results of its operations and the changes in its capital and surplus for each of the three years in the period ended December 31, 2001 in conformity with accounting practices prescribed or permitted by the Insurance Department in the State of Connecticut.

As explained in Note 2 to the financial statements, effective January 1, 2001, the Company changed its method of accounting to that prescribed in the codified National Association of Insurance Commissioners' Statements of Statutory Accounting Principles and related interpretations prescribed by the Insurance Department of the State of Connecticut.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedule of selected financial data, the summary investment schedule and the schedule of investment risks interrogatories, as of and for the year ended December 31, 2001, are presented for purposes of additional analysis and are not a required part of the basic financial statements. This information has been subjected to the auditing procedures applied in our audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

ARTHUR ANDERSEN LLP

Hartford, Connecticut
January 28, 2002

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                         AS OF DECEMBER 31,
 ------------------------------------------------------------------------------
                                                         2003          2002
 ------------------------------------------------------------------------------
 ASSETS
   Bonds                                              $ 5,639,213   $ 4,928,629
   Common and Preferred Stocks                             11,194        17,393
   Mortgage Loans                                          95,737       137,595
   Real Estate                                             25,360        25,312
   Policy Loans                                           294,714       266,756
   Cash and Short-Term Investments                        392,494       485,025
   Other Invested Assets                                   22,743        16,950
 ------------------------------------------------------------------------------
                     TOTAL CASH AND INVESTED ASSETS     6,481,455     5,877,660
 ------------------------------------------------------------------------------
   Investment Income Due and Accrued                       69,221        64,019
   Federal Income Taxes Recoverable                        54,470        33,035
   Deferred Tax Asset                                      55,301        29,910
   Other Assets                                           290,043       433,080
   Separate Account Assets                             52,234,564    35,919,868
 ------------------------------------------------------------------------------
                                       TOTAL ASSETS   $59,185,054   $42,357,572
 ------------------------------------------------------------------------------
 LIABILITIES
   Aggregate Reserves for Life and Accident and
    Health Policies                                   $ 6,421,474   $ 6,131,338
   Liability for Deposit Type Contracts                   100,128        59,240
   Policy and Contract Claim Liabilities                   27,834        33,856
   Asset Valuation Reserve                                 16,542           270
   Payable to Affiliates                                   29,702        26,707
   Accrued Expense Allowances and Other Amounts Due
    From Separate Accounts                             (1,741,278)   (1,227,985)
   Other Liabilities                                    1,052,307       826,009
   Separate Account Liabilities                        52,234,564    35,919,868
 ------------------------------------------------------------------------------
                                  TOTAL LIABILITIES    58,141,273    41,769,303
 ------------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   Common Stock -- 3,000 Shares Authorized, 2,000
    Shares Issued and Outstanding                           2,500         2,500
   Gross Paid-In and Contributed Surplus                1,371,883     1,221,883
   Unassigned Funds                                      (330,602)     (636,114)
 ------------------------------------------------------------------------------
                          TOTAL CAPITAL AND SURPLUS     1,043,781       588,269
 ------------------------------------------------------------------------------
             TOTAL LIABILITIES, CAPITAL AND SURPLUS   $59,185,054   $42,357,572
 ------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                         FOR THE YEARS ENDED DECEMBER 31,
 -------------------------------------------------------------------------------------------
                                                         2003          2002         2001
 -------------------------------------------------------------------------------------------
 REVENUES
   Premiums and Annuity Considerations                $12,115,706   $4,626,830   $12,741,782
   Considerations for Supplementary Contracts with
    Life Contingencies                                        360          123        33,695
   Net Investment Income                                  330,741      241,414       188,799
   Commissions and Expense Allowances on
    Reinsurance Ceded                                      62,762      197,594        78,607
   Reserve Adjustment on Reinsurance Ceded               (911,456)   3,403,682       600,569
   Fee Income                                             963,407      829,267       817,436
   Other Revenues                                          33,435       10,367         6,435
 -------------------------------------------------------------------------------------------
                                     TOTAL REVENUES    12,594,955    9,309,277    14,467,323
 -------------------------------------------------------------------------------------------
 BENEFITS AND EXPENSES
   Death and Annuity Benefits                             231,390      215,874       174,288
   Disability and Other Benefits                           11,998       11,926        11,296
   Surrenders and Other Fund Withdrawals                4,378,823    4,743,944     4,142,327
   Commissions                                            753,838      583,605     1,222,698
   Increase in Aggregate Reserves for Life and
    Accident and Health Policies                          290,135    1,785,002     2,147,722
   General Insurance Expenses                             431,698      341,349       330,636
   Net Transfers to Separate Accounts                   6,601,021    2,298,625     2,613,765
   Modified Coinsurance Adjustment on Reinsurance
    Assumed                                              (420,032)    (522,245)    4,591,861
   Other Expenses                                          38,492       22,715        78,503
 -------------------------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES    12,317,363    9,480,795    15,313,096
 -------------------------------------------------------------------------------------------
   Net Gain (Loss) from Operations Before Federal
    Income Tax (Benefit) Expense                          277,592     (171,518)     (845,773)
   Federal Income Tax (Benefit) Expense                   (19,953)      28,712      (196,458)
 -------------------------------------------------------------------------------------------
                    NET GAIN (LOSS) FROM OPERATIONS       297,545     (200,230)     (649,315)
 -------------------------------------------------------------------------------------------
   Net Realized Capital Losses, after tax                 (22,713)     (56,843)      (10,238)
 -------------------------------------------------------------------------------------------
                                  NET INCOME (LOSS)   $   274,832   $ (257,073)  $  (659,553)
 -------------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                       FOR THE YEARS ENDED DECEMBER 31,
 ----------------------------------------------------------------------------------------
                                                         2003         2002        2001
 ----------------------------------------------------------------------------------------
 COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000
  SHARES ISSUED AND OUTSTANDING
 ----------------------------------------------------------------------------------------
   Balance, Beginning and End of Year                 $    2,500   $    2,500   $   2,500
 ----------------------------------------------------------------------------------------
 GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 ----------------------------------------------------------------------------------------
   Beginning of Year                                   1,221,883      986,883     226,043
   Capital Contribution                                  150,000      235,000     760,840
 ----------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR    1,371,883    1,221,883     986,883
 ----------------------------------------------------------------------------------------
 UNASSIGNED FUNDS
   Balance, Beginning of Year                           (636,114)    (318,168)    310,720

   Net Income                                            274,832     (257,073)   (659,553)
   Change in Net Unrealized Capital (Losses) Gains
    on Common Stocks and Other Invested Assets            (4,797)      (4,421)    (22,085)
   Change in Net Deferred Income Tax                     (28,483)     191,399     209,019
   Change in Reserve Valuation Basis                          --           --     (11,721)
   Change in Asset Valuation Reserve                     (16,272)        (270)      2,743
   Change in Non-Admitted Assets                          43,187     (210,628)   (154,455)
   Change in Liability for Reinsurance in
    Unauthorized Companies                                36,880      (36,953)         (2)
   Cumulative Effect of Change in Accounting
    Principles                                               165           --       7,166
 ----------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR     (330,602)    (636,114)   (318,168)
 ----------------------------------------------------------------------------------------
 CAPITAL AND SURPLUS,
 ----------------------------------------------------------------------------------------
   End of Year                                        $1,043,781   $  588,269   $ 671,215
 ----------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                            FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------
                                             2003         2002         2001
-------------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and Annuity Considerations     $12,116,359  $ 4,627,995  $12,732,469
  Net Investment Income                       373,648      242,062      166,707
  Miscellaneous Income                        142,119    4,436,314    1,533,562
                                          -----------  -----------  -----------
    Total Income                           12,632,126    9,306,371   14,432,738
                                          -----------  -----------  -----------
  Benefits Paid                             4,611,634    4,795,021    4,289,455
  Federal Income Tax Payments
   (Recoveries)                                23,421     (108,177)     (58,363)
  Net Transfers to Separate Accounts        7,114,314    2,040,883    2,640,961
  Other Expenses                              537,701      445,677    6,229,824
                                          -----------  -----------  -----------
    Total Benefits and Expenses            12,287,070    7,173,404   13,101,877
-------------------------------------------------------------------------------
          NET CASH PROVIDED BY OPERATING
                              ACTIVITIES      345,056    2,132,967    1,330,861
-------------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD AND
   MATURED
  Bonds                                     2,323,921    1,623,364    1,286,296
  Common and Preferred Stocks                   4,031           35       14,354
  Mortgage Loans                               41,395       42,133       57,353
  Other                                        12,348      134,912       12,690
                                          -----------  -----------  -----------
    Total Investment Proceeds               2,381,694    1,800,444    1,370,693
                                          -----------  -----------  -----------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                     3,068,077    3,956,463    2,753,242
  Common and Preferred Stocks                   4,814          842       14,246
  Mortgage Loans                                    0          225      203,177
  Real Estate                                     722        1,292       25,000
  Other                                       169,520           --       40,467
                                          -----------  -----------  -----------
    Total Investments Acquired              3,243,133    3,958,822    3,036,132
                                          -----------  -----------  -----------
  Net Increase in Policy Loans                 27,958       16,536      169,425
-------------------------------------------------------------------------------
             NET CASH USED FOR INVESTING
                              ACTIVITIES     (889,397)  (2,174,914)  (1,834,864)
-------------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Capital Contribution                        150,000      235,000      760,840
  Net Other Cash Provided (Used)              301,810     (129,792)      99,401
-------------------------------------------------------------------------------
          NET CASH PROVIDED BY FINANCING
                                     AND
                MISCELLANEOUS ACTIVITIES      451,810      105,208      860,241
-------------------------------------------------------------------------------
  Net (decrease) increase in cash and
   short-term investments                     (92,531)      63,261      356,238
  Cash and Short-Term Investments,
   Beginning of Year                          485,025      421,764       65,526
-------------------------------------------------------------------------------
  CASH AND SHORT-TERM INVESTMENTS, END
   OF YEAR                                $   392,494  $   485,025  $   421,764
-------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(IN THOUSANDS)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements are prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

Current prescribed statutory accounting practices include the adoption of the NAIC's ACCOUNTING PRACTICES AND PROCEDURES MANUAL, effective January 1, 2001, as well as current state laws and regulations. A difference prescribed by Connecticut state law allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. The effects of this treaty are discussed in
Note 6.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies and the liability for deposit type contracts. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to current year presentation.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity, as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as changes in unrealized gains or losses in surplus under statutory accounting;

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus; and

(11) deferred income taxes, which provide for statutory/ tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                   2003              2002              2001
                                                                -----------------------------------------------
GAAP Net Income                                                 $   281,211       $   191,548       $   214,610
Deferral and amortization of policy acquisition costs,
 net                                                               (501,010)         (337,657)         (308,546)
Change in unearned revenue reserve                                   12,367            71,208            59,132
Deferred taxes                                                       43,304           (50,834)          180,625
Separate account expense allowance                                  511,608          (279,761)         (110,911)
Benefit reserve adjustment                                           22,016           155,196           (13,199)
Prepaid reinsurance premium                                         (11,809)           (8,564)           (6,944)
Ceding commission on reinsurance assumed                                 --                --          (670,507)
Administrative fees                                                 (48,072)               --                --
Reinsurance                                                         (54,276)               --                --
Dividends received from affiliates                                    9,000                --                --
Other, net                                                           10,493             1,791            (3,813)
                                                                -----------------------------------------------
                            STATUTORY NET INCOME (LOSS)         $   274,832       $  (257,073)      $  (659,553)
                                                                -----------------------------------------------

GAAP Stockholder's Equity                                       $ 2,900,964       $ 2,242,347       $ 1,794,936
Deferred policy acquisition costs                                (3,755,461)       (3,289,010)       (3,033,841)
Unearned revenue reserve                                            327,144           297,759           229,194
Deferred taxes                                                      422,680           341,130           366,265
Separate account expense allowance                                1,755,474         1,243,867         1,521,026
Unrealized (gains) losses on investments                           (259,293)         (178,951)          (31,612)
Benefit reserve adjustment                                          208,213           300,515            24,334
Asset valuation reserve                                             (16,542)             (270)               --
Interest maintenance reserve                                        (29,314)          (25,702)          (25,448)
Prepaid reinsurance premium                                         (38,052)          (26,243)          (17,679)
Goodwill                                                           (170,100)         (170,100)         (173,704)
Reinsurance ceded                                                  (108,922)         (189,436)             (382)
Administrative fees                                                (229,878)               --                --
Other, net                                                           36,868            42,363            18,126
                                                                -----------------------------------------------
                          STATUTORY CAPITAL AND SURPLUS         $ 1,043,781           588,269       $   671,215
                                                                -----------------------------------------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.5% to 9% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2003 (including general and separate account liabilities) are as follows:

                                                                                       % of
Subject to discretionary withdrawal:                                   Amount          Total
                                                                     -----------------------
With market value adjustment                                         $     2,336         0.0%
At book value, less current surrender charge of 5% or more             1,350,292         2.5%
At market value                                                       48,425,201        90.8%
                                                                     -----------------------
                    TOTAL WITH ADJUSTMENT OR AT MARKET VALUE          49,777,829        93.3%
                                                                     -----------------------
At book value without adjustment (minimal or no charge or
 adjustment):                                                          3,331,821         6.3%
Not subject to discretionary withdrawal:                                 247,133         0.5%
                                                                     -----------------------
                                                TOTAL, GROSS          53,356,783       100.0%
Reinsurance ceded                                                        200,000         N/A
                                                                     -----------
                                                  TOTAL, NET         $53,156,783         N/A
                                                                     -----------

INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") which are carried at the appropriate SVO published value. Short-term investments are stated at amortized cost, which approximates fair value. Preferred stocks are stated at cost, lower of cost or amortized cost, or NAIC market values depending on the assigned credit rating. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Mortgage loans, which are stated at the aggregate carrying value less accrued interest which is typically the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value. Interests in joint ventures, partnerships and limited liability companies are reported based on the underlying audited GAAP equity of the investee.

The Company's accounting policy requires that a decline in the value of a bond or equity security that is not subject to SSAP 43 Loaned-backed and Structured Securities below its amortized cost basis be assessed to determine if the decline is other than temporary. If the decline in value of a bond or equity security is other than temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.

The Company has a security monitoring process comprised of a committee of investment and accounting professionals that identifies securities that, due to certain characteristics are subjected to an enhanced analysis on a quarterly basis. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP 43 is other than temporary include: (a) the length of time and the extent to which the fair value has been less than cost,
(b) the financial conditions and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery. Furthermore, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for further other than temporary impairments on an ongoing basis.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP 43, requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cashflows of its security are less than its carrying amount then an other than temporary impairment charge is recognized equal to the difference between the carrying amount and estimated undiscounted cashflows of the security. The total estimated undiscounted cashflows of the impaired investment becomes its new cost basis.

Investment income consists primarily of interest and dividends. Interest income from bonds and mortgage loans including any associated premium or discount is accrued on a constant effective yield basis. The accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. The effective yield for fixed rate and variable rate loan backed securities due to new prepayment assumptions are revalued on a retrospective and prospective basis, respectively. The new prepayment assumptions are primarily obtained from broker dealer survey values or internal estimates. The Company has not elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Interest only and other-than-temporarily impaired loan backed securities are valued using the prospective method. In 2003, 2002 and 2001, the Company did not have any changes from the retrospective to prospective methodology due to negative yields on specific securities. Dividends are recorded as earned at the ex-dividend date.

Due and accrued investment income with amounts over 90 days past due is non-admitted. The total amount of investment income due and accrued excluded from surplus at December 31, 2003 and 2002 was $2,297 and $1,934, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), replication, income generation, or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SSAP 86, "Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions". The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively, and amortized through net investment income over the term of the hedged item. Periodic cash flows and accruals of income/expense are recorded as a component of net investment income. Upon termination of the derivative, any gain or loss is adjusted into the basis of the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively, and amortized through net investment income over the term of the derivative. Periodic cash flows and accruals of income/expense are recorded as a component of net investment income. Upon termination of the derivative, any gain or loss is recorded as a realized capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability and amortized through net investment income over the term of the derivative. Upon termination, any remaining derivative liability, along with any disposition payments are recorded as realized capital gain or loss.

Derivatives held for other investment and risk management activities are recorded on the balance sheet at fair value and the changes in fair value are reported in unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of net investment income.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $16,542 and $270 as of December 31, 2003 and 2002, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. The IMR balances as of December 31, 2003 and 2002 were $29,314 and $25,702, respectively. The net capital gains captured in the IMR in 2003, 2002 and 2001 were $9,641, $5,078 and $1,965, respectively. The amount of expense amortized from the IMR in 2003, 2002 and 2001 included in the Company's Statements of Operations, was $6,029, $4,823 and $3,472, respectively. Realized capital gains and losses, net of taxes not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

ADOPTION OF NEW ACCOUNTING STANDARD

The Company adopted SSAP 86 "ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING, INCOME GENERATION, AND REPLICATION (SYNTHETIC ASSET) TRANSACTIONS" on
January 1, 2003. The Company elected to apply this statement to all derivative instruments to which the Company was a party to as of January 1, 2003. As a result, the company recorded $254 before tax, due to the change in accounting principle adjustment which increased unassigned surplus.

CODIFICATION

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the state of Connecticut Department of Insurance. Effective January 1, 2001, the state of Connecticut required that insurance companies domiciled in the state of Connecticut prepare their statutory basis financial statements in accordance with the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual, effective January 1, 2001, subject to any deviations prescribed or permitted by the state of Connecticut Insurance Commissioner.

Accounting changes adopted to conform to the provisions of the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date, if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change in accounting principles, as an adjustment that increased unassigned funds of approximately $7,166. The adjustment to increase unassigned surplus is related to SSAP 10, Income Taxes.

3. BUSINESS COMBINATIONS:

On April 2, 2001, The Hartford, through Hartford Life, Inc. and its affiliates, acquired the U.S. individual life insurance, annuity and mutual fund businesses of Fortis Inc., ("Fortis") for $1.12 billion in cash. The Hartford effected the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisors, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis. The purchase of Fortis Advisors, Inc. and Fortis Investors, Inc. was accounted for as a statutory purchase.

4. INVESTMENTS:

For the years ended December 31,

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                     2003           2002           2001
                                                                   --------------------------------------
Interest income from bonds and short-term investments              $290,212       $207,585       $157,500
Interest income from policy loans                                    18,620         18,947         14,160
Interest and dividends from other investments                        26,071         18,478         19,289
                                                                   --------------------------------------
Gross investment income                                             334,903        245,010        190,949
Less: investment expenses                                             4,162          3,596          2,150
                                                                   --------------------------------------
                                       NET INVESTMENT INCOME       $330,741       $241,414       $188,799
                                                                   --------------------------------------

(b) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                                                     2003           2002           2001
                                                                   --------------------------------------
Gross unrealized capital gains                                     $176,924       $117,032       $ 17,132
Gross unrealized capital losses                                      (8,996)       (32,336)       (17,210)
                                                                   --------------------------------------
Net unrealized capital gains (losses)                               167,928         84,696            (78)
Balance, beginning of year                                           84,696            (78)          (918)
                                                                   --------------------------------------
             CHANGE IN NET UNREALIZED CAPITAL GAINS ON BONDS
                                  AND SHORT-TERM INVESTMENTS       $ 83,232       $ 84,774       $    840
                                                                   --------------------------------------

(c) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                                     2003           2002           2001
                                                                   --------------------------------------
Gross unrealized capital gains                                     $    376       $    185       $    120
Gross unrealized capital losses                                     (30,877)       (23,137)       (22,913)
                                                                   --------------------------------------
Net unrealized capital (losses) gains                               (30,501)       (22,952)       (22,793)
Balance, beginning of year                                          (22,952)       (22,793)        (1,604)
                                                                   --------------------------------------
    CHANGE IN NET UNREALIZED CAPITAL LOSSES ON COMMON STOCKS       $ (7,549)      $   (159)      $(21,189)
                                                                   --------------------------------------

(d) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                     2003           2002           2001
                                                                   --------------------------------------
Bonds and short-term investments                                   $ 12,602       $(28,561)      $ (7,491)
Common stocks                                                           657           (149)           (13)
Other invested assets                                                (4,393)            (2)            33
                                                                   --------------------------------------
Realized capital losses                                               8,866        (28,712)        (7,471)
Capital gains tax (benefit)                                          21,938         23,053            802
                                                                   --------------------------------------
Net realized capital losses, after tax                              (13,072)       (51,765)        (8,273)
Less: amounts transferred to IMR                                      9,641          5,078          1,965
                                                                   --------------------------------------
                      NET REALIZED CAPITAL LOSSES, AFTER TAX       $(22,713)      $(56,843)      $(10,238)
                                                                   --------------------------------------

Sales of bonds and short-term investments for the years ended December 31, 2003, 2002 and 2001 resulted in proceeds of $2,523,341, $1,691,422 and $2,135,324, gross realized capital gains of $23,090, $15,257 and $8,091, and gross realized capital losses of $6,150, $9,998 and $5,442, respectively, before transfers to the IMR. Sales of common stocks for the years ended December 31, 2003, 2002 and 2001 resulted in proceeds of $2,814, $35 and $14,354, gross realized capital gains of $662, $0 and $358, and gross realized capital losses of $5, $7 and $371, respectively.

(e) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company may at any time use derivative instruments, including swaps, caps, floors, options, forwards and futures, in order to achieve one of four Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs or to enter into income enhancement and replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), income generation, replication or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under Statement of Statutory Accounting Principles No. 86, "Accounting for Derivative Instruments and Hedging, Income Generations, and Replication (Synthetic Asset) Transactions. The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Interest rate swaps and total return swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There is also periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value and fair value of derivative instruments used during the year are disclosed in the strategy discussions below. During the year 2003, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation nor did it hold any replication transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2003 were $1,163,355. The fair value of derivative instruments are based upon either independent market quotations for exchange traded derivative contracts, independent third party pricing sources or widely accepted pricing valuation models which utilize independent third party data as inputs for over the counter derivatives. The fair value of derivative instruments at December 31, 2003 was $819.

CASH-FLOW HEDGES

Interest rate swaps: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. As of December 31,2003, the Company did not hold any derivatives used to hedge forecasted transactions other than the interest payments on floating-rate securities. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2003, interest rate swaps used in cash flow hedge relationships had a notional value of $70,000 and a fair value of $3,683.

Foreign currency swaps: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in Euros and are swapped to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2003 foreign currency swaps used in cash flow hedge relationships had a notional value of $76,855 and a fair value of $(10,282).

FAIR VALUE HEDGES

Interest rate swaps and caps: Interest rate swaps are used periodically to hedge the changes in fair value of certain fixed rate liabilities due to changes in LIBOR. In addition, interest rate caps are used to offset the changes in fair value related to corresponding interest rate caps that exist in certain of the Company's variable-rate fixed maturity investments. As of December 31, 2003, the Company did not hold any interest rate swaps or caps used in fair value hedge relationships.

INCOME GENERATION TRANSACTIONS

Written options: Periodically, the Company is a writer of covered floors as part of an income generation transaction. The company occasionally writes interest rate floors which are used to offset the changes in fair value related to corresponding interest rate floors that exist in certain of the Company's variable-rate fixed maturity investments. As of December 31, 2003, the Company did not hold any option contracts used in income generation relationships.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

Interest rate caps and swaptions: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contract in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2003 interest rate caps and swaptions used to mitigate risk in a rising interest rate environment had a notional value of $1,016,000 and a fair value of $6,884 reported as an asset on the balance sheet. The average fair value for interest rate caps and swaptions was $7,481 in asset value. There were no realized gains and losses during the year 2003.

Warrants: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2003, the warrants had a notional value of $500 and a fair value was $534 reported as an asset on the balance sheet. The average fair value of the warrants was $290 and there were no realized gains and losses during the year 2003.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of over-the-counter derivative contracts is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk.

Credit exposures for over-the-counter derivatives are generally quantified weekly and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to the Company's Finance Committee. The Company also maintains a policy of requiring all privately negotiated derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

(f) CONCENTRATION OF CREDIT RISK

As of December 31, 2003, the Company had one fixed maturity that exceeded 10% of capital and surplus that was not the U.S. government or a government agency. The fixed maturity was designated NAIC investment grade. Further, the Company closely monitors concentrations and the potential impact of capital and surplus, should the issuer fail to perform according to the terms of the fixed maturity contract.

The carrying value and estimated fair value of this fixed maturity was $151,928.

(g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                 December 31, 2003
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Statement   Unrealized  Unrealized     Fair
                                                                     Value       Gains       Losses      Value
                                                                   ----------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $  107,943   $    605    $   (47)   $  108,501
  --Guaranteed and sponsored -- asset backed                          529,528         --         --       529,528
States, municipalities and political subdivisions                       5,560          7         (4)        5,563
International governments                                              44,569      4,201        (13)       48,757
Public utilities                                                      266,866     13,955       (625)      280,196
All other corporate                                                 2,779,091    150,649     (5,014)    2,924,726
All other corporate -- asset-backed                                 1,863,931      7,507     (3,293)    1,868,145
Short-term investments                                                111,118         --         --       111,118
Parents, subsidiaries and affiliates                                   41,725         --         --        41,725
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $5,750,331   $176,924    $(8,996)   $5,918,259
                                                                   ----------------------------------------------

                                                                                 December 31, 2003
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                                       $    4,807   $    376    $    (62)  $    5,121
Common stock -- affiliated                                             36,884         --     (30,815)       6,069
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   41,691   $    376    $(30,877)  $   11,190
                                                                   ----------------------------------------------

                                                                                 December 31, 2002
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Statement   Unrealized  Unrealized     Fair
                                                                     Value       Gains       Losses      Value
                                                                   ----------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $   74,416   $     85    $     --   $   74,501
  --Guaranteed and sponsored -- asset backed                          687,703      1,444          --      689,147
States, municipalities and political subdivisions                         395         17          --          412
International governments                                              34,304      4,454          --       38,758
Public utilities                                                      208,886      6,772      (5,187)     210,471
All other corporate                                                 2,137,680     87,636     (20,309)   2,205,007
All other corporate -- asset-backed                                 1,617,227     11,025      (6,735)   1,621,517
Short-term investments                                                440,120         --          --      440,120
Certificates of deposit                                                67,270      5,599        (105)      72,764
Parents, subsidiaries and affiliates                                  100,748         --          --      100,748
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $5,368,749   $117,032    $(32,336)  $5,453,445
                                                                   ----------------------------------------------

                                                                                 December 31, 2002
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                                       $    4,957   $    185    $   (872)  $    4,270
Common stock -- affiliated                                             35,384         --     (22,265)      13,119
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   40,341   $    185    $(23,137)  $   17,389
                                                                   ----------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 2003 by estimated maturity year are shown below. Asset-backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or repayment provisions.

                                                       Statement
                                                         Value          Fair Value
                                                       ---------------------------
MATURITY
One year or less                                       $  560,864       $  577,243
Over one year through five years                        2,716,119        2,795,443
Over five years through ten years                       1,952,205        2,009,214
Over ten years                                            521,143          536,359
                                                       ---------------------------
                                         TOTAL         $5,750,331       $5,918,259
                                                       ---------------------------

Bonds with a carrying value of $3,612 and $3,319 as of December 31, 2003 and 2002, respectively, were on deposit with various regulatory authorities as required.

(h) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's commercial mortgage loans during 2003 were 9.5% and 6.53%, respectively. During 2003, the Company did not reduce interest rates on any outstanding mortgage loans. The highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed or purchase money mortgages, was 61%. There were no taxes, assessments and any amounts advanced and not included in the mortgage loan total. As of December 31,2003, the Company did not hold mortgages with interest more than 180 days past due. There were no impaired loans with a related allowance for credit losses as of December 31, 2003 and 2002.

(i) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR (OTHER THAN MORTGAGE LOANS)

The total recorded investment in restructured loans, as of December 31, 2003 and 2002 was $968 and $499, respectively. The realized capital losses related to these loans, as of December 31, 2003 and 2002 were $0 and $10,544, respectively.

(j) REPURCHASE AGREEMENTS

For repurchase agreements, Company policies require a minimum of 102% of the fair value of securities purchased under repurchase agreements to be maintained as collateral. Cash collateral received is invested in short-term investments and the offsetting collateral liability is included in other liabilities. The Company had no repurchase agreements as of December 31, 2003 and 2002.

(k) FAIR VALUE OF FINANCIAL INSTRUMENTS BALANCE SHEET ITEMS:

                                                                  2003                    2002
                                                         ----------------------------------------------
                                                          Carrying   Estimated    Carrying   Estimated
                                                           Amount    Fair Value    Amount    Fair Value
                                                         ----------------------------------------------
ASSETS
  Bonds and short-term investments                       $5,750,331   5,918,259  $5,368,749   5,453,445
  Common stocks                                              11,190      11,190      17,389      17,389
  Preferred stocks                                                4           4           4           4
  Policy loans                                              294,714     294,714     266,756     266.756
  Mortgage loans                                             95,737      95,737     137,595     137,595
  Other invested assets                                      48,103      48,103      42,262      42,262
LIABILITIES
  Deposit funds and other benefits                       $5,099,858   4,959,587  $4,913,126  $4,780,374
                                                         ----------------------------------------------

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value for bonds, short-term investments, preferred stocks and common stocks approximate those quotations published by the NAIC; policy and mortgage loan carrying amounts approximate fair value; fair value of derivative instruments, including swaps, issued caps, floors, futures, forward commitments and collars, are determined using a pricing model which is similar to external valuation models; investments in partnerships and trusts are based on external market valuations from partnership and trust management; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

(l) JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANIES

The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of its admitted assets. The Company did not recognize any impairment write-downs for its investments in joint ventures, partnerships, or limited liability companies for the periods presented. There are no future commitments to joint ventures, partnerships or limited liability companies.

(m) SECURITIES LENDING

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2003 and 2002. As of December 31, 2003 and 2002, all collateral accepted was held in separate custodial accounts. As of December 31, 2003 and 2002, the fair value of the loaned securities was approximately $236,373 and $0, respectively, and was included in fixed maturities. The cash collateral received as of December 31, 2003 and 2002 of approximately $240,331 and $0, respectively, was invested in short-term securities and was also included in fixed maturities, with a corresponding liability for the obligation to return the collateral recorded in other liabilities.

(n) SECURITY UNREALIZED LOSS AGING

The following table presents the Company's unrealized loss, fair value and amortized cost for fixed maturity and equity securities, excluding non-highly rated securitized financial assets with contractual cash flows, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, as of December 31, 2003.

                                                 Less Than 12 Months                 12 Months or More             Total
                                          --------------------------------------------------------------------------------
                                          Amortized     Fair     Unrealized   Amortized    Fair     Unrealized   Amortized
                                            Cost       Value       Losses       Cost       Value      Losses       Cost
                                          --------------------------------------------------------------------------------
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and
 sponsored)                               $  4,055    $  4,008    $   (47)    $     --    $    --    $     --    $  4,055
States, municipalities and
 political subdivisions                      5,169       5,165         (4)          --         --          --       5,169
International governments                      337         324        (13)          --         --          --         337
Public utilities                             8,289       8,108       (181)       5,973      5,529        (444)     14,262
All other corporate including
 international                             162,756     157,796     (4,960)      10,084     10,030         (54)    172,840
All other corporate --
 asset-backed                               54,323      53,494       (829)      45,853     45,611        (242)    100,176
                                          --------------------------------------------------------------------------------
           TOTAL FIXED MATURITIES          234,929     228,895     (6,034)      61,910     61,170        (740)    296,839
Common stock -- unaffiliated                   212         193        (19)       2,486      2,443         (43)      2,698
Common stock -- affiliated                      --          --         --       36,884      6,069     (30,815)     36,884
                                          --------------------------------------------------------------------------------
                     TOTAL EQUITY              212         193        (19)      39,370      8,512     (30,858)     39,582
                                          --------------------------------------------------------------------------------
TOTAL TEMPORARILY IMPAIRED
 SECURITIES                               $235,141    $229,088    $(6,053)    $101,280    $69,682    $(31,598)   $336,421
                                          --------------------------------------------------------------------------------

                                           Total
                                   ---------------------
                                     Fair     Unrealized
                                    Value       Losses
                                   ---------------------
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and
 sponsored)                        $  4,008    $    (47)
States, municipalities and
 political subdivisions               5,165          (4)
International governments               324         (13)
Public utilities                     13,637        (625)
All other corporate including
 international                      167,826      (5,014)
All other corporate --
 asset-backed                        99,105      (1,071)
                                   ---------------------
           TOTAL FIXED MATURITIES   290,065      (6,774)
Common stock -- unaffiliated          2,636         (62)
Common stock -- affiliated            6,069     (30,815)
                                   ---------------------
                     TOTAL EQUITY     8,705     (30,877)
                                   ---------------------
TOTAL TEMPORARILY IMPAIRED
 SECURITIES                        $298,770    $(37,651)
                                   ---------------------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value on the Balance Sheet. The Company does not have any current plans to dispose of this investment.

There were no fixed maturities or equity securities as of December 31, 2003, with a fair value less than 80% of the security's amortized cost. As of December 31, 2003, fixed maturities represented approximately 99% of the Company's unrealized loss amount, which was comprised of approximately 70 different securities. As of December 31, 2003, the Company held no securities presented in the table above that were at an unrealized loss position in excess of $1,025.

The majority of the securities in an unrealized loss position for less than twelve months are depressed due to the rise in long-term interest rates. This group of securities was comprised of approximately 60 securities. Of the less than twelve months total unrealized loss amount $5,028, or 83%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%. As of December 31, 2003, $5,253 of the less than twelve months total unrealized loss amount was comprised of securities in an unrealized loss position for less than six continuous months.

The securities depressed for twelve months or more were comprised of less than 15 securities. Of the twelve months or more unrealized loss amount $748, or 96%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%.

As of December 31, 2003, the sector in the greatest gross unrealized loss position for twelve months or more in the schedule above was the utilities sector, 100% of which was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 86%. The utilities sector remains adversely impacted by several events that primarily occurred in 2001 including the bankruptcy of Enron Corp., the decline in the energy trading industry and the regulatory, political and legal effect of the California utility crises. These events led to credit downgrades, which continue to negatively impact security price levels. Companies have begun to reduce leverage, selling various non-core businesses and have secured liquidity sources either through capital market issuances or bank lines to support cash flow needs. Improved credit fundamentals coupled with increased energy prices and demand should allow the price of these companies' securities to improve.

As part of the Company's ongoing security monitoring process by a committee of investment and accounting professionals, the Company has reviewed its investment portfolio and concluded that there were no additional other-than-temporary impairments as of December 31, 2003 and 2002. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified above were temporarily depressed.

The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates.

5. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset/(liability) are as follows:

                                                              December 31,        December 31,
                                                                  2003                2002
                                                              ---------------------------------
Total of all deferred tax assets (admitted and non-admitted)    $423,715            $469,416
Total of all deferred tax liabilities                            (57,848)            (74,977)
Net deferred assets/(liability)                                  365,867             394,439
Net admitted deferred asset/(liability)                           55,301              29,910
Total deferred tax assets non-admitted in accordance with
 SSAP No. 10, INCOME TAXES                                      $310,566            $364,529
Increase (decrease) in deferred taxes non-admitted              $(53,963)            203,818
                                                              ---------------------------------

(b) Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a 'Policyholders' Surplus Account' and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided for in this account.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities are as follows:

                                                                       2003          2002           2001
                                                                     --------------------------------------
Federal                                                              $(21,840)      $25,183       $(196,458)
                                                                     --------------------------------------
Foreign                                                                 1,885         3,528              --
                                                                     --------------------------------------
Federal income tax on capital gains                                    21,940        23,053             802
                                                                     --------------------------------------
                               CURRENT INCOME TAXES INCURRED         $  1,985       $51,764       $(195,656)
                                                                     --------------------------------------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                                               December 31,        December 31,
                                                                   2003                2002             Change
                                                               ------------------------------------------------
Reserves                                                         $ 23,627            $ 10,906          $ 12,721
Fortis ceding commission                                           15,256              16,501            (1,245)
Tax DAC                                                           226,262             206,940            19,322
Accrued deferred compensation                                          --               1,775            (1,775)
Bonds                                                              21,085              34,822           (13,737)
Capital loss carryforward                                              --               3,300            (3,300)
NOL carryforward/AMT credits                                      108,582             192,969           (84,387)
Other                                                              28,903               2,203            26,700
                                                               ------------------------------------------------
                             TOTAL DEFERRED TAX ASSETS           $423,715            $469,416          $(45,701)
                                                               ------------------------------------------------
                      DEFERRED TAX ASSETS NON-ADMITTED           $310,566            $364,529          $(53,963)
                                                               ------------------------------------------------

Deferred tax liabilities resulting from book/tax difference:

                                                               December 31,        December 31,
                                                                   2003                2002            Change
                                                               -----------------------------------------------
Bonds                                                            $(13,550)           $ (5,593)         $(7,957)
Tax preferred investments                                         (29,655)            (52,323)          22,668
Accrued deferred compensation                                        (102)                 --             (102)
Software project deferral                                          (1,121)             (5,903)           4,782
Deferred and uncollected                                          (10,234)             (8,767)          (1,467)
Other                                                              (3,186)             (2,391)            (795)
                                                               -----------------------------------------------
                        TOTAL DEFERRED TAX LIABILITIES           $(57,848)           $(74,977)         $17,129
                                                               -----------------------------------------------

                                                               December 31,        December 31,
                                                                   2003                2002             Change
                                                               ------------------------------------------------
Total deferred tax assets                                        $423,715            $469,416          $(45,701)
Total deferred tax liabilities                                    (57,848)            (74,977)           17,129
                                                               ------------------------------------------------
Net deferred tax asset (liability)                               $365,867            $394,439           (28,572)
Other change in net deferred income tax                                                                      89
                                                               ------------------------------------------------
Change in net deferred income tax                                                                      $(28,483)
                                                               ------------------------------------------------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities differs from the amount obtained by applying the Federal statutory rate of 35% to the Net (Loss) Gain from Operations Before Federal Income Tax (Benefit) Expense for the following reasons:

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2003               Rate
                                                                     -------------------------------
Tax provision at statutory rate                                         $ 96,886              35.0%
Tax preferred investments                                                (69,159)            (25.0)%
Other                                                                      2,741               1.0%
                                                                     -------------------------------
                                                       TOTAL            $ 30,468              11.0%
                                                                     -------------------------------

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2003               Rate
                                                                     -------------------------------
Federal and foreign income tax incurred                                  $ 1,985              0.7%
Change in net deferred income taxes                                       28,483             10.3%
                                                                     -------------------------------
                                TOTAL STATUTORY INCOME TAXES             $30,468             11.0%
                                                                     -------------------------------

(e) As of December 31, 2003, the Company had an operating loss carry forward of $(27,774). If not utilized, it will expire for tax purposes in 2017.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2003                  $ 1,985
2002                  $    --
2001                  $    --

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return. Please refer to Schedule Y of the Company's most recent Annual Statement for a list of the entities within the consolidated group.

The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent available for use by the group. Intercompany tax balances are settled quarterly.

6. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were included in this reinsurance arrangement beginning in the first quarter of 2002 and, as such, the amounts ceded to RGA have increased.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the company to the reinsurer, and for which such obligation is not presently accrued is $210,929 in 2003, a decrease of $91,192 from the 2002 balance of $302,120. The total amount of reinsurance credits taken for this agreement is $324,505 in 2003, a decrease of $140,295 from the 2002 balance of $464,800.

On June 30, 2003, the Company recaptured a block of business previously reinsured with an unaffiliated reinsurer. Under this treaty, the Company reinsured a portion of the guaranteed minimum death benefit feature associated with certain of its annuity contracts. As consideration for recapturing the business and final settlement under the treaty, the Company has received assets valued at approximately $20,073 and 500 thousand warrants exercisable for the unaffiliated company's stock. Prospectively, as a result of the recapture, the Company will be responsible for all of the remaining and ongoing risks associated with the GMDB's related to this block of business. As of December 31, 2002, the Company established a liability for reinsurance in unauthorized companies of $36,926 related to this reinsurer.

Effective July 7, 2003, the Company entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, the Company will automatically cede 100% of the guaranteed minimum withdrawal benefits incurred on variable annuity contracts issued between July 7, 2003 and December 31, 2003 that were otherwise not reinsured. The amount of ceded premiums and reserve credit taken related to this reinsurance arrangement was immaterial.

The amount of reinsurance recoverables from reinsurers was $16,578 and $36,327 at December 31, 2003 and 2002, respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                           Direct      Assumed       Ceded         Net
                                                         -------------------------------------------------
2003
Aggregate Reserves for Life and Accident and Health
 Policies                                                $ 5,671,324  $1,511,423  $  (761,273) $ 6,421,474
Policy and Contract Claim Liabilities                    $    22,699  $   14,201  $    (9,066) $    27,834
Premium and Annuity Considerations                       $12,173,716  $  287,413  $  (345,423) $12,115,706
Death, Annuity, Disability and Other Benefits            $   165,828  $  114,575  $   (37,015) $   243,388
Surrenders and Other Fund Withdrawals                    $ 4,904,307  $  546,275  $(1,071,759) $ 4,378,823

                                                           Direct      Assumed       Ceded         Net
                                                         -------------------------------------------------
2001
Aggregate Reserves for Life and Accident and Health
 Policies                                                $ 3,085,682  $1,578,470  $  (317,816) $ 4,346,336
Policy and Contract Claim Liabilities                    $    23,510  $   16,288  $    (9,291) $    30,507
Premium and Annuity Considerations                       $ 6,890,184  $6,794,425  $  (942,827) $12,741,782
Death, Annuity, Disability and Other Benefits            $   115,649  $   94,069  $   (24,134) $   185,584
Surrenders and Other Fund Withdrawals                    $ 3,893,425  $  491,474  $  (242,572) $ 4,142,327

                                                           Direct      Assumed       Ceded         Net
                                                         -------------------------------------------------
2002
Aggregate Reserves for Life and Accident and Health
 Policies                                                $ 5,566,253  $1,511,752  $  (946,667) $ 6,131,338
Policy and Contract Claim Liabilities                    $    26,680  $   15,825  $    (8,649) $    33,856
Premium and Annuity Considerations                       $ 8,401,771  $  371,175  $(4,146,116) $ 4,626,830
Death, Annuity, Disability and Other Benefits            $   138,864  $  114,019  $   (25,083) $   227,800
Surrenders and Other Fund Withdrawals                    $ 4,436,989  $  766,314  $  (459,359) $ 4,743,944

7. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND COLLECTED):

The following presents premium and annuity considerations (deferred and collected) as of December 31, 2003:

                                                                             Net of
                                                                    Gross    Loading
                                                                   -----------------
TYPE
Ordinary New Business                                              $ 2,414   $ 2,831
Ordinary Renewal                                                    16,253    25,079
Group Life                                                              45        80
                                                                   -----------------
                                                            TOTAL  $18,712   $27,990
                                                                   -----------------

8. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its indirect affiliates, Hartford Financial Services Corporation, and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

In connection with a comprehensive evaluation of various capital maintenance and allocation strategies by The Hartford Financial Services Group ("The Hartford"), intercompany asset sale transactions were executed in March and April 2003. The transactions resulted in certain of The Hartford's Property & Casualty subsidiaries selling ownership interests in certain high quality fixed maturity securities to Hartford Life and Accident Insurance Company, Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company for cash equal to the fair value of the securities as of the effective date of the sales. The transfer re-deployed to the Life subsidiaries desirable investments without incurring substantial transaction costs that would have been payable in a comparable open market transaction. The fair value of securities transferred in March and April 2003 were $140 million and $413 million, respectively.

For additional information, see Notes 5 and 9.

9. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $8,599, $4,357and $3,764 for 2003, 2002 and 2001, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2003, 2002 or 2001.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in common stock of The Hartford or certain other investments, are matched to a limit of 3% of compensation. In addition, The Hartford allocates 0.5% of base salary to the plan for each eligible employee. Beginning in 2004, the floor company contribution for eligible employees will be increased to 1.5%. The cost to the Company for the above-mentioned plan was approximately $2.7 million, $2.5 million and $2 million in 2003, 2002 and 2001, respectively.

10. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. There were no dividends paid or declared in 2003, 2002 or 2001.

11. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $52.2 billion and $35.9 billion as of December 31, 2003 and 2002, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $626 million, $518 million and $567 million for the years ended December 31, 2003, 2002 and 2001, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Nonguaranteed Separate Accounts as of December 31, 2003 is as follows:

                                                                                  Total
                                                                               -----------
 1.  Premiums considerations or deposits for the year ended 2003               $ 7,624,097
                                                                               -----------
 2.  Reserves @ year end
      I.  For accounts with assets at:
          Market value                                                         $50,631,955
                                                                               -----------
          Total reserves                                                       $50,631,955
                                                                               -----------
     II.  By withdrawal characteristics:
          Subject to discretionary withdrawal                                       74,343
          Market value                                                          50,458,094
                                                                               -----------
          Subtotal                                                              50,532,437
          Not subject to discretionary withdrawal                                   99,518
                                                                               -----------
                                                                 TOTAL         $50,631,955
                                                                               -----------

12. COMMITMENTS AND CONTINGENT LIABILITIES:

(a) LITIGATION

HLI and its subsidiaries are involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

On March 16, 2003, a final decision and award was issued in an arbitration between The Hartford and one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Under terms of the final decision and award, the reinsurer's reinsurance obligations to The Hartford's subsidiaries were not limited or reduced in any manner, and as a result, are left unchanged.

(b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. Guaranty fund assessments paid by the Company was not material to the results of operations for 2003, 2002 or 2001.

(c) LEASES

As discussed in Note 8, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to The Hartford for space occupied by The Hartford's life insurance companies was $8,164 and $6,395 in 2003 and 2002, respectively. Future minimum rental commitments are as follows:

2004                  $ 7,460
2005                    6,695
2006                    6,011
2007                    5,508
2008                    5,242
Thereafter              9,904
                      -------
  Total               $40,820
                      -------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to $3,195 and $3,224 in 2003 and 2002, respectively.

(d) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service. The Company's 1998 through 2001 Federal income tax returns are currently under audit by the IRS. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax related matters for all open tax years.

13. SEPTEMBER 11 EVENTS:

As a result of the September 11 terrorist attack, the Company recorded a loss amounting to $6.9 million, before taxes and net of reinsurance in the third quarter of 2001. The Company based the loss estimate upon a review of insured exposures using a variety of assumptions and actuarial techniques, including the cost of additional reinsurance premiums. As a result of the uncertainties involved in the estimation process, final claims settlement may vary from present estimates. There was no income or surplus impact in 2003 related to September 11. In 2002 the Company recognized a $2.8 million after-tax benefit due to favorable developments related to September 11.

                                     PART C

                                OTHER INFORMATION

Item 27. Exhibits

     (a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

     (b) Not Applicable.

     (c) Principal Underwriting Agreement.(1)

     (d) Form of Flexible Premium Variable Life Insurance Policy.(1)

     (e) Form of Application for Flexible Premium Variable Life Insurance Policies.(1)

     (f) Certificate of Incorporation of Hartford and Bylaws of Hartford.(2)

     (g) Contracts of Reinsurance.(3)

     (h) Form of Participation Agreement.(3)

     (i) Not Applicable.

     (j) Not Applicable.

     (k) Opinion and consent of Christopher M. Grinnell, Counsel and Assistant Vice President.

     (l) Not Applicable.

     (m) Not Applicable.

     (n)(1) Consent of Deloitte & Touche LLP.

     (n)(2) Consent of Arthur Andersen LLP.(4)

     (o) No financial statement will be omitted.

     (p) Not Applicable.

     (q) Memorandum describing transfer and redemption procedures.(1)

     (r) Copy of Power of Attorney.

     (s) Organizational Chart.(5)

--------
(1) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-89988, on May 1, 1996.

(2) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-69487, filed on April 9, 2001.

(3) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form S-6, File No. 33-89988, on April 14, 1999.

(4) We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2000 and December 31, 2001 and of the Separate Account for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

(5) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement File No. 333-101923, filed on April 5, 2004.

Item 28. Officers and Directors.

-------------------------------------------- -------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- -------------------------------------------------------------------------
David A. Carlson                             Senior Vice President & Deputy Chief Financial Officer
-------------------------------------------- -------------------------------------------------------------------------
James Davey                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Charles J. DiVencenzo, Jr.                   Vice President
-------------------------------------------- -------------------------------------------------------------------------
Bruce W. Ferris                              Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Timothy M. Fitch                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Mary Jane B. Fortin                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael L. Kalen                             Senior Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Michael D. Keeler                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Patrice Kelly-Ellis                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
David N. Levenson                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Thomas M. Marra                              President, Chief Executive Officer and Chairman of the Board, Director*
-------------------------------------------- -------------------------------------------------------------------------
Ernest M. McNeill, Jr.                       Vice President & Chief Accounting Officer*
-------------------------------------------- -------------------------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Marianne O'Doherty                           Vice President
-------------------------------------------- -------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
-------------------------------------------- -------------------------------------------------------------------------
Christine Hayer Repasy                       Senior Vice President, General Counsel and Corporate Secretary, Director*
-------------------------------------------- -------------------------------------------------------------------------
Michael J. Roscoe                            Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Martin A. Swanson                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Charles N. Vest                              Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Lizabeth H. Zlatkus                          Executive Vice President and Chief Financial Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

* Denotes Board of Directors of Hartford.

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

         See Item 27(s).

Item 30: Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

         Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

         (a) involved a knowing and culpable violation of law by the director;
         (b) enabled the director or an associate to receive an improper personal gain;
         (c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;

         (d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or
         (e) created liability under section 33-757 relating to unlawful distributions.

         The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

         Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

     (a) HESCO acts as principal underwriter for the following investment companies:

         Hartford Life Insurance Company - Separate Account VL I
         Hartford Life Insurance Company - Separate Account VL II
         Hartford Life Insurance Company - ICMG Secular Trust Separate Account Hartford Life Insurance Company - ICMG Registered Variable Life
              Separate Account A
         Hartford Life and Annuity Insurance Company - Separate Account VL I Hartford Life and Annuity Insurance Company - Separate Account VL II Hartford Life and Annuity Insurance Company - ICMG Registered Variable
              Life Separate Account One

     (b) Directors and Officers of HESCO

                                                  POSITIONS AND OFFICES
             NAME                                    WITH UNDERWRITER
             ----                                    ----------------
         David A. Carlson                 Senior Vice President & Deputy Chief
                                          Financial Officer
         Timothy M. Fitch                 Senior Vice President & Actuary
         George R. Jay                    Controller
         Robert A. Kerzner                Executive Vice President, Director
         Joseph F. Mahoney                Vice President
         Thomas M. Marra                  President and Chief Executive Officer,
                                          Director
         Christine Hayer Repasy           Senior Vice President, General Counsel and
                                          Corporate Secretary, Director
         John C. Walters                  Executive Vice President

         Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT
         06104-2999.

Item 32. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34. Representation of Reasonableness of Fees

         Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 3rd day of December, 2004.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT VL II
(Registrant)

By: Thomas M. Marra                                *By: /s/ Michael Stobart
   --------------------------------------------       ------------------------
    Thomas M. Marra, President, Chief Executive             Michael Stobart
    Officer and Chairman of the Board*                      Attorney-in-Fact


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

By: Thomas M. Marra
   --------------------------------------------
    Thomas M. Marra, President, Chief Executive
    Officer and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Robert A. Kerzner, Executive Vice President,
     Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Vice President
     & Chief Accounting Officer*
Christine Hayer Repasy, Senior Vice President,      *By: /s/ Michael Stobart
     General Counsel and Corporate Secretary,           -----------------------
     Director*                                               Michael Stobart
John C. Walters, Executive Vice President, Director*         Attorney-in-Fact
Lizabeth H. Zlatkus, Executive Vice President and
     Chief Financial Officer, Director*              Date: December 3, 2004
David M. Znamierowski, Senior Vice President &
         Chief Investment Officer, Director*

33-89988

                                  EXHIBIT INDEX

1.1 Opinion and Consent of Christopher M. Grinnell,
    Counsel and Assistant Vice President.

1.2 Consent of Deloitte & Touche LLP.

1.3 Copy of Power of Attorney.